Document And Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 03, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Park Sterling Corp
Document Type	S-4
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		28,619,358
Amendment Flag	false
Entity Central Index Key	0001507277
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun 30, 2011
Document Fiscal Period Focus	Q2

Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 14,349	$ 2,433
Interest-earning balances at banks	8,571	5,040
Federal funds sold	44,060	57,905
Investment securities available-for-sale, at fair value	146,734	140,590
Loans held for sale	1,600
Loans	380,365	399,829
Allowance for loan losses	(11,277)	(12,424)
Net loans	369,088	387,405
Federal Home Loan Bank stock	1,882	1,757
Premises and equipment, net	4,862	4,477
Accrued interest receivable	1,462	1,640
Other real estate owned	3,470	1,246
Other assets	14,590	13,615
Total assets	610,668	616,108
Deposits:
Noninterest-bearing demand deposits	42,156	36,333
Money market, NOW and savings deposits	110,874	71,666
Time deposits of less than $100,000	59,969	78,242
Time deposits of $100,000 through $250,000	68,049	79,020
Time deposits of more than $250,000	122,858	142,559
Total deposits	403,906	407,820
Short-term borrowings	1,661	874
FHLB advances	20,000	20,000
Subordinated debt	6,895	6,895
Accrued interest payable	201	290
Accrued expenses and other liabilities	4,421	3,128
Total liabilities	437,084	439,007
Shareholders' equity:
Preferred stock, no par value 5,000,000 shares authorized; -0- issued and outdstanding at June 30, 2011 and December 31, 2010, respectively	0	0
Common stock, $1.00 par value 200,000,000 shares authorized at June 30, 2011 and December 31, 2010; 28,619,358 and 28,051,098 shares outstanding at June 30, 2011 and December 31, 2010, respectively	28,619	28,051
Additional paid-in capital	159,890	159,489
Accumulated deficit	(15,502)	(9,501)
Accumulated other comprehensive income (loss)	577	(938)
Total shareholders' equity	173,584	177,101
Total liabilities and shareholders' equity	$ 610,668	$ 616,108

Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Preferred stock, par value (in Dollars per share)	$ 0	$ 0	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outdstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 1	$ 1	$ 1
Common stock, shares authorized	200,000,000	200,000,000	45,000,000
Common stock,shares outstanding	28,619,358	28,051,098	4,951,098

Condensed Consolidated Statements Of Income (Loss) (Unaudited) (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Interest income
Loans, including fees	$ 4,450	$ 5,169	$ 9,208	$ 10,312
Federal funds sold	33	9	63	18
Taxable investment securities	684	285	1,365	611
Tax-exempt investment securities	181	160	352	320
Interest on deposits at banks	11	15	25	28
Total interest income	5,359	5,638	11,013	11,289
Interest expense
Money market, NOW and savings deposits	176	89	317	172
Time deposits	1,080	1,460	2,306	2,944
Short-term borrowings	1	3	1	8
FHLB advances	141	141	282	279
Subordinated debt	189	189	379	379
Total interest expense	1,587	1,882	3,285	3,782
Net interest income	3,772	3,756	7,728	7,507
Provision for loan losses	3,245	1,094	7,707	2,625
Net interest income (loss) after provision for loan losses	527	2,662	21	4,882
Noninterest income
Service charges on deposit accounts	25	15	51	29
Gain on sale of securities available-for-sale	1	1	20	19
Other noninterest income	18	8	45	14
Total noninterest income	44	24	116	62
Noninterest expense
Salaries and employee benefits	2,975	1,299	5,482	2,551
Occupancy and equipment	301	224	557	430
Advertising and promotion	87	96	125	153
Legal and professional fees	1,205	83	1,512	159
Deposit charges and FDIC insurance	196	182	483	358
Data processing and outside service fees	128	100	251	193
Director fees	45	47	86	47
Net cost of operation of other real estate	93	239	328	275
Other noninterest expense	444	207	884	353
Total noninterest expense	5,474	2,477	9,708	4,519
Income (loss) before income taxes	(4,903)	209	(9,571)	425
Income tax expense (benefit)	(1,789)	36	(3,570)	95
Net income (loss)	$ (3,114)	$ 173	$ (6,001)	$ 330
Basic earnings (loss) per common share (in Dollars per share)	$ (0.11)	$ 0.03	$ (0.21)	$ 0.07
Diluted earnings (loss) per common share (in Dollars per share)	$ (0.11)	$ 0.03	$ (0.21)	$ 0.07
Weighted-average common shares outstanding
Basic (in Shares)	28,051,098	4,951,098	28,051,098	4,951,098
Diluted (in Shares)	28,051,098	4,951,098	28,051,098	4,951,098

Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance (in Shares) at Dec. 31, 2007		4,501,000
Comprehensive income (loss):
Net income (loss)	$ 1,546			$ 1,546
Unrealized holding gains on available-for-sale securities, net of taxes	(94)				(94)
Unrealized holding losses on interest rate swaps, net of taxes	1,159				1,159
Total comprehensive income (loss)	2,611
Balance at Dec. 31, 2008	45,697	23,023	22,854	(2,219)	2,039
Balance (in Shares) at Dec. 31, 2008		4,951,098
Comprehensive income (loss):
Net income (loss)	577			577
Unrealized holding gains on available-for-sale securities, net of taxes	261				261
Unrealized holding losses on interest rate swaps, net of taxes	(1,082)				(1,082)
Total comprehensive income (loss)	(244)
Balance at Dec. 31, 2009	46,095	23,023	23,496	(1,642)	1,218
Balance at Dec. 31, 2009	46,095		23,496	(1,642)	1,218
Comprehensive income (loss):
Net income (loss)	330			330
Unrealized holding gains on available-for-sale securities, net of taxes	469				469
Unrealized holding losses on interest rate swaps, net of taxes	(394)				(394)
Total comprehensive income (loss)	405
Share-based compensation expense	190		190
Balance at Jun. 30, 2010	46,690	23,023	23,686	(1,312)	1,293
Balance (in Shares) at Jun. 30, 2010		4,951,098
Balance (in Shares) at Dec. 31, 2009		4,951,098
Balance at Dec. 31, 2009	46,095	23,023	23,496	(1,642)	1,218
Comprehensive income (loss):
Net income (loss)	(7,859)			(7,859)
Unrealized holding gains on available-for-sale securities, net of taxes	(1,515)				(1,515)
Unrealized holding losses on interest rate swaps, net of taxes	(641)				(641)
Total comprehensive income (loss)	(10,015)
Issuance of restricted stock grants	140,211	107,415	32,796
Issuance of restricted stock grants (in Shares)		23,100,000
Balance at Dec. 31, 2010	177,101	130,438	57,102	(9,501)	(938)
Balance (in Shares) at Dec. 31, 2010		28,051,098
Balance at Dec. 31, 2010	177,101	28,051	159,489	(9,501)	(938)
Comprehensive income (loss):
Net income (loss)	(6,001)			(6,001)
Unrealized holding gains on available-for-sale securities, net of taxes	1,797				1,797
Unrealized holding losses on interest rate swaps, net of taxes	(282)				(282)
Total comprehensive income (loss)	(4,486)
Share-based compensation expense	969		969
Issuance of restricted stock grants		568	(568)
Issuance of restricted stock grants (in Shares)		568,260
Balance at Jun. 30, 2011	$ 173,584	$ 28,619	$ 159,890	$ (15,502)	$ 577
Balance (in Shares) at Jun. 30, 2011		28,619,358

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities
Net income (loss)	$ (6,001)	$ 330
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	771	233
Provision for loan losses	7,707	2,625
Share-based compensation expense	969	190
Income on termination of swap		(352)
Gain on sales of investment securities available-for-sale	(20)	(19)
Gain (loss) on sales of other real estate	(3)	223
Writedowns to other real estate	301
Loans held for sale	(1,600)
Change in assets and liabilities:
Decrease in accrued interest receivable	178	117
Decrease in other assets	(2,383)	(327)
Decrease in accrued interest payable	(89)	(146)
Increase in accrued expenses and other liabilities	1,293	87
Net cash provided by operating activities	1,123	2,961
Cash flows from investing activities
Net decrease (increase) in loans	6,924	(4,621)
Purchases of bank premises and equipment	(573)	(109)
Purchases of investment securities available-for-sale	(46,940)	(4,233)
Proceeds from sales of investment securities available-for-sale	24,316	5,163
Proceeds from maturities and call of investment securities available-for-sale	18,931	2,052
Proceeds from sale of other real estate	1,073	2,655
Improvements to other real estate		(93)
Purchase of Federal Home Loan Bank stock	(125)
Net cash provided by investing activities	3,606	814
Cash flows from financing activities
Net (decrease) increase in deposits	(3,914)	19,150
Increase (decrease) in short-term borrowings	787	(5,227)
Net cash (used by) provided by financing activities	(3,127)	13,923
Net increase in cash and cash equivalents	1,602	17,698
Cash and cash equivalents, beginning	65,378	23,237
Cash and cash equivalents, ending	66,980	40,935
Supplemental disclosures of cash flow information:
Cash paid for interest	3,374	3,928
Cash paid for income taxes		64
Supplemental disclosure of noncash investing and financing activities:
Change in unrealized gain on available-for-sale securities, net of tax	1,797	469
Change in unrealized loss on swap, net of tax	(282)	(394)
Loans transferred to other real estate owned	$ 3,595	$ 1,769

Consolidated Balance Sheets (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and due from banks	$ 2,433	$ 6,504
Interest-earning balances at banks	5,040	2,758
Federal funds sold	57,905	13,975
Investment securities available-for-sale, at fair value	140,590	42,567
Loans	399,829	397,564
Allowance for loan losses	(12,424)	(7,402)
Net loans	387,405	390,162
Federal Home Loan Bank stock	1,757	1,896
Premises and equipment, net	4,477	4,665
Accrued interest receivable	1,640	1,614
Other real estate owned	1,246	1,550
Other assets	13,615	8,164
Total assets	616,108	473,855
Deposits:
Noninterest-bearing demand deposits	36,333	24,085
Money market, NOW and savings deposits	71,666	52,308
Time deposits of less than $100,000	78,242	76,456
Time deposits of $100,000 through $250,000	79,020	65,551
Time deposits of more than $250,000	142,559	174,233
Total deposits	407,820	392,633
Short-term borrowings	874	6,989
Long-term borrowings	20,000	20,000
Subordinated debt	6,895	6,895
Accrued interest payable	290	436
Accrued expenses and other liabilities	3,128	807
Total liabilities	439,007	427,760
Shareholders' equity:
Common stock, $1.00 par value 200,000,000 and 45,000,000 shares authorized at December 31, 2010 and 2009, respectively; 28,051,098 and 4,951,098 outstanding at December 31, 2010 and 2009, respectively	130,438	23,023
Additional paid-in capital	57,102	23,496
Accumulated deficit	(9,501)	(1,642)
Accumulated other comprehensive income (loss)	(938)	1,218
Total shareholders' equity	177,101	46,095
Total liabilities and shareholders' equity	$ 616,108	$ 473,855

Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Preferred stock, par value (in Dollars per share)	$ 0	$ 0	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 1	$ 1	$ 1
Common stock, shares authorized	200,000,000	200,000,000	45,000,000
Common stock, shares outstanding	28,619,358	28,051,098	4,951,098

Consolidated Statements of Income (Loss) (USD $) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest income
Loans, including fees	$ 20,260	$ 19,710	$ 18,767
Federal funds sold	107	41	60
Taxable investment securities	1,567	1,365	1,167
Tax-exempt investment securities	642	533	107
Interest on deposits at banks	66	19	1
Total interest income	22,642	21,668	20,102
Interest expense
Money market, NOW and savings deposits	408	353	997
Time deposits	5,869	7,968	8,819
Short-term borrowings	9	25	228
Long-term borrowings	563	565	427
Subordinated debt	758	379
Total interest expense	7,607	9,290	10,471
Net interest income	15,035	12,378	9,631
Provision for loan losses	17,005	3,272	2,544
Net interest income (loss) after provision for loan losses	(1,970)	9,106	7,087
Noninterest income
Service charges on deposit accounts	66	38	13
Gain on sale of securities available-for-sale	19	349
Other than temporary securities impairment loss		(698)
Other noninterest income	45	18	13
Total noninterest income (loss)	130	(293)	26
Noninterest expense
Salaries and employee benefits	6,442	4,723	4,757
Occupancy and equipment	916	820	720
Advertising and promotion	287	236	335
Legal and professional fees	445	212	229
Deposit charges and FDIC insurance	728	965	191
Data processing and outside service fees	411	395	350
Director fees	392
Other real estate owned expense	411	161	5
Other noninterest expense	1,025	485	512
Total noninterest expense	11,057	7,997	7,099
Income (loss) before income taxes	(12,897)	816	14
Income tax expense (benefit)	(5,038)	239	(1,532)
Net income (loss)	$ (7,859)	$ 577	$ 1,546
Basic earnings (loss) per common share (in Dollars per share)	$ (0.58)	$ 0.12	$ 0.31
Diluted earnings (loss) per common share (in Dollars per share)	$ (0.58)	$ 0.12	$ 0.31
Weighted-average common shares outstanding
Basic (in Shares)	13,558,221,000	4,951,098,000	4,951,098,000
Diluted (in Shares)	13,558,221,000	4,951,098,000	5,000,933,000

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2007	$ 42,421	$ 20,930	$ 24,282	$ (3,765)	$ 974
Balance (in Shares) at Dec. 31, 2007		4,501,000
Comprehensive income:
Net income (loss)	1,546			1,546
Unrealized holding gains (losses) on available-for-sale securities, net of taxes	(94)				(94)
Unrealized holding gains (losses) on interest rate swaps, net of taxes	1,159				1,159
Total comprehensive income (loss)	2,611
Share-based compensation expense	665		665
Eleven-for-ten stock split, effected in the form of a 10% stock dividend		2,093	(2,093)
Eleven-for-ten stock split, effected in the form of a 10% stock dividend (in Shares)		450,098
Balance at Dec. 31, 2008	45,697	23,023	22,854	(2,219)	2,039
Balance (in Shares) at Dec. 31, 2008		4,951,098
Comprehensive income:
Net income (loss)	577			577
Unrealized holding gains (losses) on available-for-sale securities, net of taxes	261				261
Unrealized holding gains (losses) on interest rate swaps, net of taxes	(1,082)				(1,082)
Total comprehensive income (loss)	(244)
Share-based compensation expense	642		642
Balance at Dec. 31, 2009	46,095		23,496	(1,642)	1,218
Comprehensive income:
Net income (loss)	330			330
Unrealized holding gains (losses) on available-for-sale securities, net of taxes	469				469
Unrealized holding gains (losses) on interest rate swaps, net of taxes	(394)				(394)
Total comprehensive income (loss)	405
Share-based compensation expense	190
Balance at Jun. 30, 2010	46,690	23,023	23,686	(1,312)	1,293
Balance (in Shares) at Jun. 30, 2010		4,951,098
Balance at Dec. 31, 2009	46,095	23,023	23,496	(1,642)	1,218
Balance (in Shares) at Dec. 31, 2009		4,951,098
Comprehensive income:
Net income (loss)	(7,859)			(7,859)
Unrealized holding gains (losses) on available-for-sale securities, net of taxes	(1,515)				(1,515)
Unrealized holding gains (losses) on interest rate swaps, net of taxes	(641)				(641)
Total comprehensive income (loss)	(10,015)
Issuance of common stock, net of costs	140,211	107,415	32,796
Issuance of common stock, net of costs (in Shares)		23,100,000
Share-based compensation expense	810		810
Balance at Dec. 31, 2010	177,101	130,438	57,102	(9,501)	(938)
Balance (in Shares) at Dec. 31, 2010		28,051,098
Comprehensive income:
Net income (loss)	(6,001)			(6,001)
Unrealized holding gains (losses) on available-for-sale securities, net of taxes	1,797				1,797
Unrealized holding gains (losses) on interest rate swaps, net of taxes	(282)				(282)
Total comprehensive income (loss)	(4,486)
Issuance of common stock, net of costs		568	(568)
Issuance of common stock, net of costs (in Shares)		568,260
Share-based compensation expense	969
Balance at Jun. 30, 2011	$ 173,584	$ 28,619	$ 159,890	$ (15,502)	$ 577
Balance (in Shares) at Jun. 30, 2011		28,619,358

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities
Net income (loss)	$ (7,859)	$ 577	$ 1,546
Adjustments to reconcile net income (loss) to net cash provided (used for) by operating activities:
Depreciation and amortization	1,008	563	326
Provision for loan losses	17,005	3,272	2,544
Stock option expense	810	642	665
Income on termination of swap	(353)	(852)	(796)
Deferred income taxes	(3,190)	(574)	(2,976)
Net gains on sales of investment securities available-for-sale	(19)	(349)
Net losses on sales of other real estate owned	343	15
Other than temporary securities impairment loss		698
Change in assets and liabilities:
Increase in accrued interest receivable	(26)	(296)	(275)
Increase in other assets	(2,363)	(3,632)	(1,041)
Increase (decrease) in accrued interest payable	(146)	(1,163)	617
Increase (decrease) in accrued expenses and other liabilities	3,086	(169)	2,038
Net cash provided by (used for) operating activities	8,296	(1,267)	2,648
Cash flows from investing activities
Net increase in loans	(17,118)	(28,764)	(146,545)
Purchases of premises and equipment	(217)	(100)	(1,053)
Proceeds from disposals of premises and equipment	51
Purchases of investment securities available-for-sale	(117,000)	(26,026)	(18,354)
Proceeds from sales of investment securities available-for-sale	2,155	11,490
Proceeds from maturities and call of investment securities available-for-sale	13,727	3,761	1,517
Improvements to other real estate owned	(93)	(432)
Proceeds from sale of other real estate owned	2,918	1,227
Proceeds from sale of interest rate swap			1,987
Redemption (purchase) of Federal Home Loan Bank stock	139	(327)	(1,446)
Purchase of other assets		(65)	(549)
Net cash used for investing activities	(115,438)	(39,236)	(164,443)
Cash flows from financing activities
Net increase in deposits	15,187	41,306	165,725
Net decrease in short-term borrowings	(6,115)	(972)	(8,842)
Proceeds from long-term borrowings			20,000
Proceeds from issuance of subordinated debt		6,895
Proceeds from issuance of common stock, net of costs	140,211
Net cash provided by financing activities	149,283	47,229	176,883
Net increase in cash and cash equivalents	42,141	6,726	15,088
Cash and cash equivalents, beginning	23,237	16,511	1,423
Cash and cash equivalents, ending	65,378	23,237	16,511
Supplemental disclosures of cash flow information:
Cash paid for interest	7,753	10,453	9,853
Cash paid for income taxes	950	2,105	256
Supplemental disclosure of noncash investing and financing activities:
Change in unrealized gain on available-for-sale securities, net of tax	(1,515)	261	(94)
Change in unrealized loss on interest rate swaps, net of tax	(641)	(1,082)	1,159
Loans transferred to other real estate owned	$ 2,864	$ 982	$ 1,431

Note 1 - Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 – Basis of Presentation

Park Sterling Corporation (the “Company”) was formed on October 6, 2010 to serve as the holding company for Park Sterling Bank (the “Bank”) and is a bank holding company registered with the Board of Governors of the Federal Reserve System (the “Federal Reserve Board”) under the Bank Holding Company Act (the “BHC Act”). On January 1, 2011, the Company acquired all of the outstanding stock of the Bank in a statutory exchange transaction (the “Reorganization”). Prior to January 1, 2011, the Company conducted no operations other than obtaining regulatory approval for the Reorganization. The information in the unaudited condensed consolidated financial statements and accompanying notes for all periods prior to January 1, 2011 is that of the Bank on a stand-alone basis.

The Bank was incorporated on September 8, 2006, as a North Carolina-chartered commercial bank and began operations in October 2006. The Bank’s primary focus is to provide banking services to small and mid-sized businesses, owner-occupied and income producing real estate owners, professionals and other customers doing business or residing within its target markets. The Bank operates under the banking laws of North Carolina and the rules and regulations of the Federal Deposit Insurance Corporation (the “FDIC”) and the State of North Carolina Office of the Commissioner of Banks (the “NC Commissioner”). The Bank undergoes periodic examinations by those regulatory authorities.

On March 30, 2011, the Company and Community Capital Corporation (“Community Capital”) entered into an Agreement and Plan of Merger, pursuant to which Community Capital will be merged with and into the Company, with the Company as the surviving entity. The merger has been unanimously approved by the board of directors of each company and the Company has received approval of the merger from the Federal Reserve Board and the South Carolina State Board of Financial Institutions (the “SC Board”). The merger is subject to customer closing conditions, including Community Capital shareholder approval.  If the merger is completed, each outstanding share of Community Capital common stock will be exchanged for either 0.6667 of a share of Company common stock or  $3.30 in cash, subject to the limitation that the total consideration will consist of 40.0% in cash and 60.0% in shares of Company common stock.

The accompanying unaudited condensed consolidated financial statements and notes have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information or footnotes necessary for a complete presentation of financial position, results of operations and cash flows in conformity with GAAP. Because the accompanying unaudited condensed consolidated financial statements do not include all of the information and footnotes required by GAAP, they should be read in conjunction with the Company’s audited consolidated financial statements and accompanying footnotes (the “2010 Audited Financial Statements”) included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2010 filed with the Securities and Exchange Commission (“SEC”) on March 31, 2011 (the “2010 Form 10-K”).

In management’s opinion, the accompanying unaudited condensed consolidated financial statements reflect all normal, recurring adjustments necessary to present fairly the financial position of the Company as of June 30, 2011, and the results of operations and cash flows for the three- and six-months ended June 30, 2011 and 2010. Operating results for the six-month period ended June 30, 2011 are not necessarily indicative of the results that may be expected for the year or for other interim periods.

Tabular information, other than share and per share data, is presented in thousands of dollars.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Material estimates that are susceptible to significant change in the near term are the valuation of the allowance for loan losses, determination of the need for a deferred tax asset valuation allowance and the fair value of financial instruments and other accounts.

Certain amounts reported in prior periods have been reclassified to conform to the current period presentation.

NOTE A – ORGANIZATION AND OPERATIONS

Park Sterling Corporation (the “Company”) was incorporated in North Carolina on October 6, 2010 to serve as a holding company for Park Sterling Bank (the “Bank”). On January 1, 2011, the Company acquired all of the outstanding stock of the Bank in a statutory exchange transaction. Prior to January 1, 2011, the Company conducted no operations other than obtaining regulatory approval for the reorganization. See Note O – Subsequent Events for additional information.

The Bank was incorporated on September 8, 2006, as a North Carolina-chartered commercial bank and began operations in October 2006. The Bank’s primary focus is to provide banking services to small and mid-sized businesses, owner-occupied and income producing real estate owners, professionals and other clients doing business or residing within its target markets. The Bank operates under the banking laws of North Carolina and the rules and regulations of the Federal Deposit Insurance Corporation (the “FDIC”) and the State of North Carolina Office of the Commissioner of Banks (the “NC Commissioner”). The Bank undergoes periodic examinations by those regulatory authorities.

On August 18, 2010, in connection with its Public Offering, the Bank consummated the issuance and sale of 23,100,000 shares of common stock at  $6.50 per share, for a gross aggregate offering price of  $150.2 million. The Bank incurred underwriting fees of  $6.0 million and related expenses of  $0.9 million resulting in net proceeds of  $143.2 million being received by the Bank of which  $140.2 was recorded in stockholders’ equity. Additional underwriting fees equal to  $3.0 million will be payable in the future if the Bank’s common stock price closes at a price equal to or above 125% of the offering price, or  $8.125 per share, for a period of 30 consecutive days. A liability for the  $3.0 million contingent underwriting fees has been accrued and is included in other liabilities in the accompanying consolidated balance sheet at December 31, 2010.

Note 2 - Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2011
Accounting Changes and Error Corrections [Text Block]
Note 2 - Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurement (“ASU No. 2010-06”). ASU No. 2010-06 requires some new disclosures and clarifies some existing disclosure requirements about fair value measurement as set forth in FASB Accounting Standards Codification Subtopic 820-10. The FASB’s objective is to improve these disclosures and, thus, increase transparency in financial reporting.

Specifically, ASU No. 2010-06 amends Codification Subtopic 820-10 to now require that: (1) a reporting entity disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers; and (2) a reporting entity present separately information about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). In addition, ASU No. 2010-06 clarifies the requirements for purposes of reporting fair value measurement for each class of assets and liabilities, and that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities and should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. ASU No. 2010-06 became effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted the fair value disclosures guidance on January 1, 2010, except for the gross presentation of the Level 3 rollforward information, which was adopted by the Company on January 1, 2011.  The adoption of the gross presentation disclosures did not have an impact on the Company's financial position or results of operations.

In July 2010, the FASB issued ASU No. 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses (Topic 310) (“ASU No. 2010-20”). ASU No. 2010-20 will require the Company to provide a greater level of disaggregated information about the credit quality of the Company’s loans and the Allowance for Loan Losses (the “Allowance”). ASU No. 2010-20 requires the Company to disclose additional information related to credit quality indicators, past due information, and information related to loans modified in a troubled debt restructuring. The provisions of ASU No. 2010-20 were effective for the Company’s reporting period ending December 31, 2010. As this ASU amends only the disclosure requirements for loans and the Allowance, the adoption had no material impact on the Company’s financial condition or results of operations.

In April 2011, the FASB issued ASU No. 2011-02, A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring (Topic 310) (“ASU No. 2011-02”). ASU No. 2011-02 provides greater clarity and guidance to assist creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. As a result of applying these amendments, the Company may identify receivables that are newly considered impaired.  For purposes of measuring impairment of those receivables, the amendments will be applied prospectively for the first interim or annual period beginning on or after June 15, 2011.  The Company will be required to disclose the total amount of receivables and the allowance for credit losses as of the end of the period of adoption related to those receivables that are newly considered impaired under Section 310-10-35 (FAS 114) for which impairment was previously measured under Subtopic 450-20, Contingencies: Loss Contingencies (FAS 5). The provisions of ASU No. 2011-02 are effective for the Company’s reporting period ending September 30, 2011. Management is still evaluating the impact of this ASU on the Company’s financial condition.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU No. 2011-05”). ASU No. 2011-05 requires an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of equity. ASU 2011-05 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2011, with early adoption permitted. Management is evaluating the impact of this ASU on the Company’s consolidated financial statements.

Note 3 - Shareholders' Equity	6 Months Ended
Jun. 30, 2011
Stockholders' Equity Note Disclosure [Text Block]	Note 3 – Shareholders’ Equity
Common Stock

On May 4, 2010, the Bank’s shareholders approved an amendment to the Articles of Incorporation of the Bank to increase the number of authorized shares of common stock to 200,000,000.

On August 18, 2010, in connection with its public offering of common stock (the “Public Offering”), the Bank consummated the issuance and sale of 23,100,000 shares of common stock at  $6.50 per share, for a gross aggregate offering price of  $150.2 million. The Bank incurred underwriting fees of  $6.0 million and related expenses of  $0.9 million resulting in net proceeds of  $143.2 million being received by the Bank of which  $140.2 was recorded in shareholders’ equity. Additional underwriting fees equal to  $3.0 million will be payable in the future if the common stock price closes at a price equal to or above 125% of the offering price, or  $8.125 per share, for a period of 30 consecutive days. A liability for the  $3.0 million contingent underwriting fee has been accrued and is included in other liabilities in the accompanying balance sheet at June 30, 2011.

On January 1, 2011, in conjunction with the Company’s acquisition of the Bank in a statutory exchange transaction, the par value of authorized common stock of the Company, which was established in the Company’s Articles of Incorporation at  $1.00 per share, replaced the previously reported par value of  $4.65 per share of common stock of the Bank. This transaction was given retroactive effect in the financial statements. As such, the par value of the common stock reflected in the consolidated balance sheet as of December 31, 2010 reflects a  $102.4 million reclassification from common stock to additional paid-in capital as a result of the Reorganization.

Share-Based Plans

The Company may grant share-based compensation to employees and non-employee directors in the form of stock options, restricted stock or other stock-based awards. Share-based compensation expense is measured based on the fair value of the award at the date of grant and is charged to earnings on a straight-line basis over the requisite service period, which is currently up to seven years. The fair value of stock options is estimated at the date of grant using a Black-Scholes option-pricing model and related assumptions. The amortization of share-based compensation reflects estimated forfeitures, adjusted for actual forfeiture experience. The fair value of restricted stock awards, subject to share price performance vesting requirements, is estimated using a Monte Carlo simulation and related estimated assumptions for volatility and a risk free interest rate.

The Company maintains equity-based compensation plans for directors and employees. During 2010, the Board of Directors of the Bank adopted and shareholders approved the Park Sterling Bank 2010 Stock Option Plan for Directors and the Park Sterling Bank 2010 Employee Stock Option Plan (the “2010 Plans”). The 2010 Plans are substantially similar to the Bank’s 2006 option plans for directors and employees, which provided for an aggregate of 990,000 of common shares reserved for options. The 2010 Plans provide for an aggregate of 1,859,550 of common shares reserved for options. Upon effectiveness of the Reorganization, the Company assumed all outstanding options under the 2010 plans and the 2006 plans, and the Company’s common stock was substituted as the stock issuable upon the exercise of options under these plans.

Also during 2010, the Board of Directors of the Company adopted and shareholders approved the Park Sterling Corporation 2010 Long-Term Incentive Plan for directors and employees (the “LTIP”), which was effective upon the Reorganization and replaced the 2010 Plans. The LTIP provides for an aggregate of 1,016,400 of common shares reserved for issuance to employees and directors in connection with stock options, stock appreciation rights and other stock-based awards (including, without limitation, restricted stock awards).

Activity in the Company’s shared based plans is summarized in the following table:

		Outstanding Options				Nonvested Restricted Shares
	Shares		Weighted	Weighted			Weighted
	Available		Average	Average			Average	Aggregate
	for Future	Number	Exercise	Contractual	Intrinsic	Number	Grant Date	Intrinsic
	Grants	Outstanding	Price	Term (Years)	Value	Outstanding	Fair Value	Value

At December 31, 2010	525,918	2,323,632	$7.83	8.50	$-	-	$-	$-
Replacement of 2010 Plans	(525,918)	-	-	-	-	-	-	-
Approved for issuance	1,016,400	-	-	-	-	-	-	-
Options Granted	(109,340)	109,340	5.56	-	1,205	-	-	-
Restricted Shares Granted	(568,260)	-	-	-	-	568,260	3.91	2,818,570
Exercised		-	-	-	-	-	-	-
Expired and forfeited	-	(242,908)	7.21	-	-	-	-	-

At June 30, 2011	338,800	2,190,064	$7.78	8.08	$1,205	568,260	$3.91	$2,818,570

Exercisable at June 30, 2011		726,827	$10.49	5.81	$-

The fair value of options is estimated at the date of the grant using the Black-Scholes option-pricing model and expensed over the options’ vesting periods. The following weighted-average assumptions were used in valuing options issued during the six months ended June 30, 2011.

Assumptions in Estimating Option Values
Weighted-average volatility	31.13%
Expected dividend yield	0%
Risk-free interest rate	3.95%
Expected life	7 years

Approximately 7,750 options vested during the six months ended June 30, 2011; no options vested for the six months ended June 30, 2010. The compensation expense for stock option plans was  $256 thousand and  $87 thousand for the three months ended June 30, 2011 and 2010, respectively, and  $566 thousand and  $190 thousand for the six months ended June 30, 2011 and 2010, respectively. At June 30, 2011, unrecognized compensation cost related to nonvested stock options of  $2.7 million is expected to be recognized over a weighted-average period of 1.20 years.

No shares of restricted stock vested during the six months ended June 30, 2011. The compensation expense for restricted shares was  $267 thousand and  $403 thousand for the three and six months ended June 30, 2011, respectively.  At June 30, 2011, unrecognized compensation cost related to nonvested restricted shares of  $2.0 million is expected to be recognized over a weighted-average period of 3.23 years. There were no shares of restricted stock granted as of June 30, 2010.

Note 4 - Investment Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Note 4 - Investment Securities

The amortized cost, unrealized gains and losses, and estimated fair value of securities available-for-sale at June 30, 2011 and December 31, 2010 are as follows:

Amortized Cost and Fair Value of Investment Portfolio

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

June 30, 2011
Securities available-for-sale:
U.S. Government agencies	$15,524	$50	$-	$15,574
Residential mortgage-backed securities	59,819	797	(137)	60,479
Collateralized agency mortgage obligations	54,440	278	(479)	54,239
Municipal securities	15,512	533	(3)	16,042
Corporate and other securities	500	-	(100)	400
Total investment securities	$145,795	$1,658	$(719)	$146,734

December 31, 2010
Securities available-for-sale:
U.S. Government agencies	$13,075	$181	$(96)	$13,160
Residential mortgage-backed securities	52,342	495	(438)	52,399
Collateralized agency mortgage obligations	60,711	111	(2,103)	58,719
Municipal securities	13,771	183	(146)	13,808
Corporate and other securities	2,675	5	(176)	2,504
Total investment securities	$142,574	$975	$(2,959)	$140,590

The amortized cost and fair values of securities available-for-sale at June 30, 2011 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. All of the Company’s residential mortgage-backed securities are backed by an agency of the U.S. government. The Company did not own any commercial mortgage-backed securities as of June 30, 2011 or December 31, 2010.

Maturities of Investment Portfolio

	June 30, 2011
	Amortized	Fair
	Cost	Value

U.S. Government agencies
Due one year or less	$14,999	$15,000
Due after five years through ten years	525	574
Residential mortgage-backed securities
Due after five years through ten years	1,225	1,255
Due after ten years	58,594	59,224
Collateralized agency mortgage obligations
Due after ten years	54,440	54,239
Municipal securities
Due after ten years	15,512	16,042
Corporate and other securities
Due after five years through ten years	500	400
Due after ten years	-	-
Total investment securites	$145,795	$146,734

Management periodically evaluates each investment security for other than temporary impairment, relying primarily on industry analyst reports, observation of market conditions and interest rate fluctuations. The following table shows gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position, for investment securities with unrealized losses at June 30, 2011 and December 31, 2010. The unrealized losses relate to debt securities that have incurred fair value reductions due to market volatility and uncertainty since the securities were purchased. Management believes that the unrealized losses are more likely than not to reverse as confidence returns to investment markets. Since none of the unrealized losses relate to the marketability of the securities or the issuer’s ability to honor redemption obligations, and it is more likely than not that the Company will not have to sell the investments before recovery of their amortized cost basis, none of the securities are deemed to be other than temporarily impaired. One corporate debt security has been in a loss position for twelve months or more at June 30, 2011. At December 31, 2010, two corporate debt securities were in a loss position for twelve months or more.

Investment Portfolio Gross Unrealized Losses and Fair Value

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

June 30, 2011
Securities available-for-sale:
Residential Mortgage-backed securities	$17,491	$(137)	$-	$-	$17,491	$(137)
Collateralized mortgage obligations	24,519	(479)	-	-	24,519	(479)
Municipal securities	509	(3)	-	-	509	(3)
Corporate and other securities	-	-	400	(100)	400	(100)

Total temporarily impaired
securities	$42,519	$(619)	$400	$(100)	$42,919	$(719)

December 31, 2010
Securities available-for-sale:
U.S. Government agencies	$9,904	$(96)	$-	$-	$9,904	$(96)
Residential Mortgage-backed securities	37,052	(438)	-	-	37,052	(438)
Collateralized mortgage obligations	53,232	(2,103)	-	-	53,232	(2,103)
Municipal securities	6,215	(146)	-	-	6,215	(146)
Corporate and other securities	-	-	1,475	(176)	1,475	(176)

Total temporarily impaired
securities	$106,403	$(2,783)	$1,475	$(176)	$107,878	$(2,959)

Securities with a fair value of  $4.2 million and  $4.2 million at June 30, 2011 and December 31, 2010, respectively, were pledged to secure an interest rate swap and securities sold under agreements to repurchase. During the six months ended June 30, 2011, the Company sold  $24.3 million of securities available-for-sale, resulting in a gross gain of  $0.02 million. Securities available-for-sale with a book value of  $5.2 million were sold in the six months ended June 30, 2010 resulting in a gross gain of  $0.02 million.

The aggregate cost of the Company’s cost method investments totaled  $2.0 million at June 30, 2011 and  $2.3 million at December 31, 2010. Cost method investments at June 30, 2011 included  $1.9 million in Federal Home Loan Bank (“FHLB”) stock and  $0.1 million of other investments which are included in other assets. All cost method investments were evaluated for impairment as of June 30, 2011 and December 31, 2010. The following factors have been considered in determining the carrying amount of FHLB stock: 1) management’s current belief that the Company has sufficient liquidity to meet all operational needs in the foreseeable future and would not need to dispose of the stock below recorded amounts, 2) management’s belief that the FHLB has the ability to absorb economic losses given the expectation that the FHLB has a high degree of government support and 3) redemptions and purchases of the stock are at the discretion of the FHLB. At June 30, 2011 and December 31, 2010, the Company estimated that the fair values of cost method investments equaled or exceeded the cost of each of these investments, and, therefore, the investments were not impaired.

NOTE C – INVESTMENTS

The amortized cost and fair value of investment securities available-for-sale, with gross unrealized gains and losses, at December 31 follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2010
U.S. Government agencies	$13,075	$181	$(96)	$13,160
Residential mortgage-backed securities	52,342	495	(438)	52,399
Collateralized agency mortgage obligations	60,711	111	(2,103)	58,719
Municipal securities	13,771	183	(146)	13,808
Corporate and other securities	2,675	5	(176)	2,504
Total investment securities	$142,574	$975	$(2,959)	$140,590

2009
U.S. Government agencies	$5,586	$189	$(16)	$5,759
Residential mortgage-backed securities	16,444	396	(67)	16,773
Collateralized agency mortgage obligations	3,232	12	(23)	3,221
Municipal securities	13,641	448	(205)	13,884
Corporate and other securities	3,182	14	(266)	2,930
Total investment securities	$42,085	$1,059	$(577)	$42,567

All of the mortgage-backed securities held by Park Sterling are backed by an agency of the U.S. government.

Investment securities with a fair market value of  $4.2 million and  $5.2 million were pledged to secure repurchase agreements and the interest rate swap at December 31, 2010 and 2009, respectively.

The amortized cost and fair value of investment securities available-for-sale at December 31 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	2010		2009
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Due after one year through five years	$12,548	$12,590	$5,055	$5,219
Due after five years through ten years	17,325	17,126	1,685	1,606
Due after ten years	112,701	110,874	35,345	35,742
Total investment securities	$142,574	$140,590	$42,085	$42,567

Sales of investment securities available-for-sale for the years ended December 31 are as follows:

	2010	2009	2008
Proceeds from sales	$2,155	$11,490	$-
Gross realized gains	50	349	-
Gross realized losses	(31)	-	-

On a quarterly basis, management evaluates its investments for other than temporary impairment, relying primarily on industry analyst reports, observation of market conditions and interest rate fluctuations. The following table shows gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position for securities with unrealized losses at December 31, 2010 and 2009. Since none of the unrealized losses relate to the marketability of the securities or the issuer’s ability to honor redemption obligations, and it is more likely than not that the Company will not have to sell the investments before recovery of their amortized cost basis, none of the securities are deemed to be other than temporarily impaired. At December 31, 2010, two corporate debt securities have been in a loss position for twelve months or more.

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
2010
U.S. Government agencies	$9,904	$(96)	$-	$-	$9,904	$(96)
Mortgage-backed securities	37,052	(438)	-	-	37,052	(438)
Collateralized mortgage obligations	53,232	(2,103)	-	-	53,232	(2,103)
Municipal securities	6,215	(146)	-	-	6,215	(146)
Corporate and other securities	-	-	1,475	(176)	1,475	(176)
Total temporarily impaired securities	$106,403	$(2,783)	$1,475	$(176)	$107,878	$(2,959)

2009
U.S. Government agencies	$984	$(16)	$-	$-	$984	$(16)
Mortgage-backed securities	5,442	(67)	-	-	5,442	(67)
Collateralized mortgage obligations	2,555	(23)	-	-	2,555	(23)
Municipal securities	2,723	(22)	3,289	(183)	6,012	(205)
Corporate and other securities	400	(100)	2,016	(166)	2,416	(266)
Total temporarily impaired securities	$12,104	$(228)	$5,305	$(349)	$17,409	$(577)

At December 31, 2010 and 2009, the Company had investments, carried at cost, totaling  $2.3 million and  $2.4 million which include  $1.8 million and  $1.9 million of FHLB stock. These investments were evaluated for impairment as of December 31, 2010 and management believes the fair value of these investments exceeded the cost. During 2009, the Company recognized an impairment loss related to the investments in Silverton Bank subordinated debt and Silverton Bank common stock, equivalent to 100% of the cost of the investments, in the amount of  $500 thousand and  $198 thousand, respectively.

Note 5 - Loans and Allowance for Loan Losses	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 5 – Loans and Allowance for Loan Losses

The following is a summary of the loan portfolio at June 30, 2011 and December 31, 2010:

	June 30,	December 31,
	2011	2010
Commercial:
Commercial and industrial	$45,056	$48,401
Commercial real estate - owner-occupied	61,878	55,089
Commercial real estate - investor income producing	111,349	110,407
Acquisition, construction and development	64,662	87,846
Other commercial	6,840	3,225
Total commercial loans	289,785	304,968

Consumer:
Residential mortgage	21,767	21,716
Home equity lines of credit	56,481	56,968
Residential construction	6,048	9,051
Other loans to individuals	6,494	7,245
Total consumer loans	90,790	94,980
Total loans	380,575	399,948
Deferred fees	(210)	(119)
Total loans, net of deferred fees	$380,365	$399,829

At June 30, 2011 and December 31, 2010, the carrying value of loans pledged as collateral on FHLB borrowings totaled  $50.5 million and  $43.8 million, respectively.

Concentrations of Credit - Loans are primarily made in the Charlotte and Wilmington regions of North Carolina. Real estate loans can be affected by the condition of the local real estate market. Commercial and industrial loans can be affected by the local economic conditions. The commercial loan portfolio has concentrations in business loans secured by real estate and real estate development loans. Primary concentrations in the consumer loan portfolio include home equity lines of credit and residential mortgages. At June 30, 2011 and December 31, 2010, the Company had no loans outstanding with non-U.S. entities.

Allowance for Loan Losses - The following table presents, by portfolio segment, the activity in the allowance for loan losses for the three and six months ended June 30, 2011. The following table also presents, by portfolio segment, the balance in the allowance for loan losses disaggregated based on the Company’s impairment measurement method and the related recorded investment in loans at June 30, 2011 and December 31, 2010.

	Commercial	Consumer	Unallocated	Total
For the three months ended June 30, 2011
Allowance for Loan Losses:
Balance, beginning of period	$8,034	$1,875	$1,859	$11,768
Provision for loan losses	3,138	103	4	3,245
Charge-offs	(3,486)	(610)	-	(4,096)
Recoveries	350	10	-	360
Net charge-offs	(3,136)	(600)	-	(3,736)
Ending balance	$8,036	$1,378	$1,863	$11,277

For the six months ended June 30, 2011
Allowance for Loan Losses:
Balance, beginning of period	$9,165	$1,375	$1,884	$12,424
Provision for loan losses	5,842	1,886	(21)	7,707
Charge-offs	(7,781)	(1,896)	-	(9,677)
Recoveries	810	13	-	823
Net charge-offs	(6,971)	(1,883)	-	(8,854)
Ending balance	$8,036	$1,378	$1,863	$11,277

At June 30, 2011
Allowance for Loan Losses:
Individually evaluated for impairment	$1,871	$80	$-	$1,951
Collectively evaluated for impairment	6,108	1,355	1,863	9,326
Total	$7,979	$1,435	$1,863	$11,277

Recorded Investment in Loans:
Individually evaluated for impairment	$24,565	$1,000	$-	$25,565
Collectively evaluated for impairment	265,220	89,790	-	355,010
Total	$289,785	$90,790	$-	$380,575

At December 31, 2010
Allowance for Loan Losses:
Individually evaluated for impairment	$4,092	$115	$-	$4,207
Collectively evaluated for impairment	5,073	1,260	1,884	8,217
Total	$9,165	$1,375	$1,884	$12,424

Recorded Investment in Loans:
Individually evaluated for impairment	$37,451	$3,460	$-	$40,911
Collectively evaluated for impairment	267,517	91,520	-	359,037
Total	$304,968	$94,980	$-	$399,948

A summary of the activity in the allowance for loan losses for the three- and six-month periods ended June 30, 2011 and 2010 follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010
Balance, beginning of period	$11,768	$8,380	$12,424	$7,402
Provision for loan losses	3,245	1,094	7,707	2,625

Charge-offs	(4,096)	(502)	(9,677)	(1,056)
Recoveries	360	2	823	3
Net charge-offs	(3,736)	(500)	(8,854)	(1,053)

Balance, end of period	$11,277	$8,974	$11,277	$8,974

The Company’s loan loss allowance methodology includes a comprehensive qualitative component.  Qualitative reserves represent an estimate of the amount for which it is probable that environmental factors will cause the quantitatively determined loss contingency estimate to differ from historical results or other assumptions.  The Company has identified six environmental factors for inclusion in its allowance methodology at this time, aggregating  $1.9 million at June 30, 2011 and December 31, 2010, including (i) portfolio trends, (ii) portfolio concentrations, (iii) economic and market trends, (iv) changes in lending practices, (v) regulatory environment, and (vi) other factors.  The first three factors are believed by management to present the most significant risk to the portfolio, and are therefore associated with both higher absolute and range of potential reserve percentages.  The reserve percentages for each of the six factors are derived from available industry information combined with management judgment.  The Company may consider both trends and absolute levels of such factors, if applicable.

The Company evaluates and estimates off-balance sheet credit exposure at the same time it estimates credit losses for loans by a similar process.  These estimated credit losses are not recorded as part of the allowance for loan losses, but are recorded to a separate liability account by a charge to income, if material.  Loan commitments, unused lines of credit and standby letters of credit make up the off-balance sheet items reviewed for potential credit losses.  These estimated credit losses were not material at June 30, 2011 and December 31, 2010.

Credit Quality Indicators - The Company uses several credit quality indicators to manage credit risk in an ongoing manner. The Company's primary credit quality indicator is an internal credit risk rating system that categorizes loans into pass, special mention, or classified categories. Credit risk ratings are applied individually to those classes of loans that have significant or unique credit characteristics that benefit from a case-by-case evaluation. These are typically loans to businesses or individuals in the classes that comprise the commercial portfolio segment. Groups of loans that are underwritten and structured using standardized criteria and characteristics, such as statistical models (e.g., credit scoring or payment performance), are typically risk rated and monitored collectively. These are typically loans to individuals in the classes that comprise the consumer portfolio segment.

The following are the definitions of the Company's credit quality indicators:

Pass:
Loans in classes that comprise the commercial and consumer portfolio segments that are not adversely rated, are contractually current as to principal and interest, and are otherwise in compliance with the contractual terms of the loan agreement. Management believes there is a low likelihood of loss related to those loans that are considered pass.

Special Mention:

Loans in classes that comprise the commercial and consumer portfolio segments that have potential weaknesses that deserve management's close attention. If not addressed, these potential weaknesses may result in deterioration of the repayment prospects for the loan. Management believes there is a moderate likelihood of some loss related to those loans that are considered special mention.

Classified:

Loans in the classes that comprise the commercial portfolio segment that are inadequately protected by the sound worth and paying capacity of the borrower or of the collateral pledged, if any. Classified loans are also those in the classes that comprise the consumer portfolio segment that are past due 90 days or more as to principal or interest. Residential mortgage and home equity loans may be current as to principal and interest, but may be considered classified for a period of up to six months. Following a period of demonstrated performance in accordance with contractual terms, the loan may be removed from classified status. Management believes that there is a distinct possibility that the Company will sustain some loss if the deficiencies related to classified loans are not corrected in a timely manner.

The Company's credit quality indicators are periodically updated on a case-by-case basis. The following tables present the recorded investment in the Company's loans as of June 30, 2011 and December 31, 2010, by loan class and by credit quality indicator.

	As of June 30, 2011

		Commercial
	Commercial	Real Estate	CRE-Investor	Acquisition,
	and	(CRE)-Owner	Income	Construction	Other	Total
	Industrial	Occupied	Producing	and Development	Commercial	Commercial
Pass	$41,356	$56,294	$98,506	$27,065	$6,840	$230,061
Special mention	2,760	1,103	3,964	13,317	-	21,144
Classified	940	4,481	8,879	24,280	-	38,580
Total	$45,056	$61,878	$111,349	$64,662	$6,840	$289,785

	Residential	Home Equity	Residential	Other Loans to		Total
	Mortgage	Lines of Credit	Construction	Individuals		Consumer
Pass	$19,613	$53,930	$5,954	$6,384		$85,881
Special mention	945	838	-	-		1,783
Classified	1,209	1,713	94	110		3,126
Total	$21,767	$56,481	$6,048	$6,494		$90,790

Total Recorded Investment in Loans						$380,575

	As of December 31, 2010

		Commercial
	Commercial	Real Estate	CRE-Investor	Acquisition,
	and	(CRE)-Owner	Income	Construction	Other	Total
	Industrial	Occupied	Producing	and Development	Commercial	Commercial
Pass	$46,888	$52,746	$98,195	$37,435	$3,225	$238,489
Special mention	262	-	9,520	14,289	-	24,071
Classified	1,251	2,343	2,692	36,122	-	42,408
Total	$48,401	$55,089	$110,407	$87,846	$3,225	$304,968

	Residential	Home Equity	Residential	Other Loans to		Total
	Mortgage	Lines of Credit	Construction	Individuals		Consumer
Pass	$19,160	$53,839	$7,951	$7,245		$88,195
Special mention	1,359	1,607	-	-		2,966
Classified	1,197	1,522	1,100	-		3,819
Total	$21,716	$56,968	$9,051	$7,245		$94,980

Total Recorded Investment in Loans						$399,948

Aging Analysis of Accruing and Non-Accruing Loans - The Company considers a loan to be past due or delinquent when the terms of the contractual obligation are not met by the borrower. The following presents by class, an aging analysis of the Company’s accruing and non-accruing loans as of June 30, 2011 and December 31, 2010.

	30-59	60-89	Past Due
	Days	Days	90 Days
	Past Due	Past Due	or More	Current	Total Loans
As of June 30, 2011
Commercial:
Commercial and industrial	$-	$-	$-	$45,056	$45,056
Commercial real estate - owner-occupied	-	-	-	61,878	61,878
Commercial real estate - investor income producing	633	-	-	110,716	111,349
Acquisition, construction and development	-	888	9,064	54,710	64,662
Other commercial	-	-	-	6,840	6,840
Total commercial loans	633	888	9,064	279,200	289,785

Consumer:
Residential mortgage	-	-	-	21,767	21,767
Home equity lines of credit	-	-	-	56,481	56,481
Residential construction	-	-	-	6,048	6,048
Other loans to individuals	-	-	-	6,494	6,494
Total consumer loans	-	-	-	90,790	90,790
Total loans	$633	$888	$9,064	$369,990	$380,575

As of December 31, 2010
Commercial:
Commercial and industrial	$-	$593	$111	$47,697	$48,401
Commercial real estate - owner-occupied	717	-	-	54,372	55,089
Commercial real estate - investor income producing	-	-	261	110,146	110,407
Acquisition, construction and development	4,025	4,188	5,676	73,957	87,846
Other commercial	-	-	-	3,225	3,225
Total commercial loans	4,742	4,781	6,048	289,397	304,968

Consumer:
Residential mortgage	-	-	374	21,342	21,716
Home equity lines of credit	1,000	-	-	55,968	56,968
Residential construction	-	1,000	-	8,051	9,051
Other loans to individuals	-	-	-	7,245	7,245
Total consumer loans	1,000	1,000	374	92,606	94,980
Total loans	$5,742	$5,781	$6,422	$382,003	$399,948

Impaired Loans - All classes of loans are considered impaired when, based on current information and events, it is probable the Company will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. Impaired loans may include all classes of nonaccruing loans and loans modified in a troubled debt restructuring (“TDR”). If a loan is impaired, a specific valuation allowance is allocated, if necessary, so that the loan is reported net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis. Impaired loans, or portions thereof, are charged off when deemed uncollectible.

Information for impaired loans, none of which are accruing interest, at and for the periods ended June 30, 2011 is set forth in the following table:

				Three Months Ended		Six Months Ended
				June 30,		June 30,
		Unpaid	Related	Average	Interest	Average	Interest
	Recorded	Principal	Allowance For	Recorded	Income	Recorded	Income
	Investment	Balance	Loan Losses	Investment	Recognized	Investment	Recognized
Impaired Loans with No Related
Allowance Recorded:
Commercial:
Commercial and industrial	$11	$860	$-	$315	$-	$715	$-
CRE - owner-occupied	-	-	-	153	-	428	-
CRE - investor income producing	317	514	-	755	-	902	-
Acquisition, construction and
development	17,160	24,532	-	23,988	-	22,678	-
Other commercial	-	-	-	-	-	-	-
Total commercial loans	17,488	25,906	-	25,211	-	24,723	-
Consumer:
Residential mortgage	-	-	-	1,059	-	972	-
Home equity lines of credit	-	1,700	-	12	-	289	-
Residential construction	95	380	-	902	-	980	-
Other loans to individuals	-	10	-	-	-	-	-
Total consumer loans	95	2,090	-	1,973	-	2,241	-
Total impaired loans with no related
allowance recorded	$17,583	$27,996	$-	$27,184	$-	$26,964	$-

Impaired Loans with an
Allowance Recorded:
Commercial:
Commercial and industrial	$443	$443	$222	$-	$-	$-	$-
CRE - owner-occupied	-	-	-	-	-	-	-
CRE - investor income producing	455	468	112	465	-	472	-
Acquisition, construction and
development	6,179	6,273	1,537	6,235	-	4,124	-
Other commercial	-	-	-	-	-	-	-
Total commercial loans	7,077	7,184	1,871	6,700	-	4,596	-
Consumer:
Residential mortgage	405	407	10	138	-	70	-
Home equity lines of credit	500	500	70	-	-	-	-
Residential construction	-	-	-	-	-	-	-
Other loans to individuals	-	-	-	-	-	-	-
Total consumer loans	905	907	80	138	-	70	-
Total impaired loans with an
allowance recorded	$7,982	$8,091	$1,951	$6,838	$-	$4,666	$-

Impaired Loans:
Commercial	$24,565	$33,090	$1,871	$31,911	$-	$29,319	$-
Consumer	1,000	2,997	80	2,111	-	2,311	-
Total impaired loans	$25,565	$36,087	$1,951	$34,022	$-	$31,630	$-

Information for impaired loans, none of which are accruing interest, at and for the year ended December 31, 2010 is set forth in the following table:

		Unpaid	Related	Average	Interest
	Recorded	Principal	Allowance For	Recorded	Income
	Investment	Balance	Loan Losses	Investment	Recognized
Impaired Loans with No Related
Allowance Recorded:
Commercial:
Commercial and industrial	$722	$913	$-	$69	$-
CRE - owner-occupied	-	-	-	-	-
CRE - investor income producing	583	841	-	15	-
Acquisition, construction and
development	19,054	25,909	-	3,753	-
Other commercial	-	-	-	-	-
Total commercial loans	20,359	27,663	-	3,837	-
Consumer:
Residential mortgage	1,197	1,255	-	111	-
Home equity lines of credit	164	165	-	3	-
Residential construction	1,100	2,174	-	27	-
Other loans to individuals	-	-	-		-
Total consumer loans	2,461	3,594	-	141	-
Total impaired loans with no related
allowance recorded	$22,820	$31,257	$-	$3,978	$-

Impaired Loans with an
Allowance Recorded:
Commercial:
Commercial and industrial	$437	$437	$280	$2	$-
CRE - owner-occupied	717	741	136	393	-
CRE - investor income producing	1,119	1,209	277	404	-
Acquisition, construction and
development	14,818	14,828	3,399	328	-
Other commercial	-	-	-		-
Total commercial loans	17,091	17,215	4,092	1,127	-
Consumer:
Residential mortgage	-	-	-	-	-
Home equity lines of credit	1,000	1,000	115	22	-
Residential construction	-	-	-	-	-
Other loans to individuals	-	-	-	-	-
Total consumer loans	1,000	1,000	115	22	-
Total impaired loans with an
allowance recorded	$18,091	$18,215	$4,207	$1,149	$-

Impaired Loans:
Commercial	$37,450	$44,878	$4,092	$4,964	$-
Consumer	3,461	4,594	115	163	-
Total impaired loans	$40,911	$49,472	$4,207	$5,127	$-
During the three and six months ended June 30, 2011 and 2010, the Company did not recognize any interest income, including interest income recognized on a cash basis, within the period that loans were impaired.

Nonaccrual and Past Due Loans - It is the general policy of the Company to stop accruing interest income when a loan is placed on nonaccrual status and any interest previously accrued but not collected is reversed against current income. Generally, a loan is placed on nonaccrual status when it is over 90 days past due and there is reasonable doubt that all principal will be collected. The recorded investment in nonaccrual loans at June 30, 2011 and December 31, 2010 follows:

	June 30,	December 31,
	2011	2010
Commercial:
Commercial and industrial	$454	$1,159
CRE - owner-occupied	-	717
CRE - investor income producing	772	1,702
Acquisition, construction and development	23,339	33,872
Other commercial	-	-
Total commercial loans	24,565	37,450
Consumer:
Residential mortgage	405	1,197
Home equity lines of credit	500	1,164
Residential construction	95	1,100
Other loans to individuals	-	-
Total consumer loans	1,000	3,461
Total nonaccrual loans	$25,565	$40,911

Nonaccrual loans at June 30, 2011 include  $12.9 million of TDR loans of which  $12.0 million is in the acquisition, construction and development portfolio. There was no recorded allowance for these loans as of June 30, 2011. Nonaccrual loans at December 31, 2010 include  $24.9 million of TDR loans of which  $23.7 million is in the acquisition, construction and development portfolio. The December 31, 2010 recorded allowance for these loans was  $2.4 million.

At June 30, 2011 and December 31, 2010, there were no loans 90 days or more past due and accruing interest.

Related Party Loans – From time to time, the Company engages in loan transactions with its directors, executive officers and their related interests (collectively referred to as “related parties”). Such loans are made in the ordinary course of business and on substantially the same terms and collateral as those for comparable transactions prevailing at the time and do not involve more than the normal risk of collectability or present other unfavorable features. A summary of activity in loans to related parties is as follows:

Six Months Ended
June 30,
2011
Beginning balance	$5,075
Disbursements	524
Repayments	(1,088)
Ending balance	$4,511

At June 30, 2011 and December 31, 2010, the Company had pre-approved but unused lines of credit totaling  $3.5 million to related parties.

NOTE D – LOANS

The Company’s loan portfolio was comprised of the following at December 31:

	2010	2009
Commercial:
Commercial and industrial	$48,401	$41,980
Commercial real estate - owner-occupied	55,089	50,693
Commercial real estate - investor income producing	110,407	112,508
Acquisition, construction and development	87,846	100,668
Other commercial	3,225	1,115
Total commercial loans	304,968	306,964

Consumer:
Residential mortgage	21,716	20,577
Home equity lines of credit	56,968	52,026
Residential construction	9,051	11,639
Other loans to individuals	7,245	6,471
Total consumer loans	94,980	90,713
Total loans	399,948	397,677
Deferred fees	(119)	(113)
Total loans, net of deferred fees	$399,829	$397,564

Park Sterling's policy normally requires a loan that is 90 days past due and for which there is reasonable doubt that all principal will be collected to be placed on nonaccrual status. Accrued interest on such loans is reversed when the loan is placed on nonaccrual status. Charge-off to the allowance for loan losses may ensue following timely collection efforts and a thorough review of payment sources. Further efforts are then pursued through various means available.  Loans carried in a nonaccrual status are generally secured by collateral, which is considered in the determination of the allowance for loan losses, through the impaired loan process.

At December 31, 2010, the carrying value of loans pledged as collateral on FHLB borrowings totaled  $43.8 million.

The following table details loan maturities by loan class at December 31, 2010:

	30-59	60-89	Past Due
	Days	Days	90 Days
(dollars in thousands)	Past Due	Past Due	or More	Current	Total Loans

As of December 31, 2010
Commercial:
Commercial and industrial	$-	$593	$111	$47,697	$48,401
Commercial real estate - owner-occupied	717	-	-	54,372	55,089
Commercial real estate - investor income producing	-	-	261	110,146	110,407
Acquisition, construction and development	4,025	4,188	5,676	73,957	87,846
Other commercial	-	-	-	3,225	3,225
Total commercial loans	4,742	4,781	6,048	289,397	304,968

Consumer:
Residential mortgage	-	-	374	21,342	21,716
Home equity lines of credit	1,000	-	-	55,968	56,968
Residential construction	-	1,000	-	8,051	9,051
Other loans to individuals	-	-	-	7,245	7,245
Total consumer loans	1,000	1,000	374	92,606	94,980
Total loans	$5,742	$5,781	$6,422	$382,003	$399,948

Concentrations of Credit - Loans are primarily made in the Charlotte and Wilmington regions of North Carolina. Real estate loans can be affected by the condition of the local real estate market. Commercial and industrial loans can be affected by the local economic conditions. The commercial loan portfolio has concentrations in business loans secured by real estate and real estate development loans. Primary concentrations in the consumer loan portfolio include home equity lines of credit and residential mortgages. At December 31, 2010 and 2009, we had no loans outstanding with non-U.S. entities.

Allowance for Loan Losses - The following table presents, by portfolio segment, the activity in the allowance for loan losses for the year ended December 31, 2010. The following table also presents, by portfolio segment, the balance in the allowance for loan losses disaggregated on the basis of the Company’s impairment measurement method and the related recorded investment in loans at December 31, 2010.

	Commercial	Consumer	Unallocated	Total
For the year ended December 31, 2010
Allowance for Loan Losses:
Balance, beginning of year	$5,799	$1,603	$-	$7,402
Provision for loan losses	13,336	1,785	1,884	17,005
Charge-offs	(10,025)	(2,017)	-	(12,042)
Recoveries	54	5	-	59
Net charge-offs	(9,971)	(2,012)	-	(11,983)
Ending balance	$9,165	$1,375	$1,884	$12,424

At December 31, 2010
Allowance for Loan Losses:
Individually evaluated for impairment	$4,092	$115	$-	$4,207
Collectively evaluated for impairment	5,073	1,260	1,884	8,217
Total	$9,165	$1,375	$1,884	$12,424

Recorded Investment in Loans:
Individually evaluated for impairment	$37,451	$3,460	$-	$40,911
Collectively evaluated for impairment	267,517	91,520	-	359,037
Total	$304,968	$94,980	$-	$399,948

A summary of the activity in the allowance for loan losses for the years ended December 31, 2009 and 2008 follows:

	2009	2008
Balance, beginning of year	$5,568	$3,398
Provision for loan losses	3,272	2,544

Charge-offs	(1,438)	(374)
Recoveries	-	-
Net charge-offs	(1,438)	(374)
Balance, end of year	$7,402	$5,568

The Company introduced refinements to its loan loss allowance methodology in the third quarter of 2010. The principal refinement was the addition of a more comprehensive qualitative component.  Qualitative reserves represent an estimate of the amount for which it is probable that environmental factors will cause the quantitatively determined loss contingency estimate to differ from historical results or other assumptions.  The Bank has identified six environmental factors for inclusion in our allowance methodology at this time, aggregating  $1.8 million at December 31, 2010, including (i) portfolio trends, (ii) portfolio concentrations, (iii) economic and market trends, (iv) changes in lending practices, (v) regulatory environment, and (vi) other factors.  The first three factors are believed by management to present the most significant risk to the portfolio, and are therefore associated with both higher absolute and range of potential reserve percentage.  The reserve percentages for each of the six factors are derived from available industry information combined with management judgment.  The Bank may consider both trends and absolute levels of such factors, if applicable.

The Bank evaluates and estimates off-balance sheet credit exposure at the same time it estimates credit losses for loans by a similar process.  These estimated credit losses are not recorded as part of the allowance for loan losses, but are recorded to a separate liability account by a charge to income, if material.  Loan commitments, unused lines of credit and standby letters of credit make up the off-balance sheet items reviewed for potential credit losses.  These estimated credit losses were not material at December 31, 2010 and 2009.

Credit Quality Indicators - The Company uses several credit quality indicators to manage credit risk in an ongoing manner. The Company's primary credit quality indicator is an internal credit risk rating system that categorizes loans into pass, special mention, or classified categories. Credit risk ratings are applied individually to those classes of loans that have significant or unique credit characteristics that benefit from a case-by-case evaluation. These are typically loans to businesses or individuals in the classes which comprise the commercial portfolio segment. Groups of loans that are underwritten and structured using standardized criteria and characteristics, such as statistical models (e.g., credit scoring or payment performance), are typically risk rated and monitored collectively. These are typically loans to individuals in the classes which comprise the consumer portfolio segment.

The following are the definitions of the Company's credit quality indicators:

Pass:
Loans in classes that comprise the commercial and consumer portfolio segments that are not adversely rated, are contractually current as to principal and interest, and are otherwise in compliance with the contractual terms of the loan agreement. Management believes that there is a low likelihood of loss related to those loans that are considered pass.

Special Mention:
Loans in classes that comprise the commercial and consumer portfolio segments that have potential weaknesses that deserve management's close attention. If not addressed, these potential weaknesses may result in deterioration of the repayment prospects for the loan. Management believes that there is a moderate likelihood of some loss related to those loans that are considered special mention.

Classified:
Loans in the classes that comprise the commercial portfolio segment that are inadequately protected by the sound worth and paying capacity of the borrower or of the collateral pledged, if any. Classified loans are also those in the classes that comprise the consumer portfolio segment that are past due 90 days or more as to principal or interest. Residential mortgage and home equity loans that are past due 90 days or more as to principal or interest may be considered pass if the Company is in the process of collection and the current loan-to-value ratio is 60% or less. Residential mortgage and home equity loans may be current as to principal and interest, but may be considered classified for a period of up to six months. Following a period of demonstrated performance in accordance with contractual terms, the loan may be removed from classified status. Management believes that there is a distinct possibility that the Company will sustain some loss if the deficiencies related to classified loans are not corrected in a timely manner.

The Company's credit quality indicators are periodically updated on a case-by-case basis. The following table presents the recorded investment in the Company's loans as of December 31, 2010, by loan class and by credit quality indicator.

	Commercial and Industrial	Commercial Real Estate (CRE)-Owner Occupied	CRE-Investor Income Producing	Acquisition, Construction and Development	Other Commercial	Total Commercial
Pass	$46,888	$52,746	$98,195	$37,435	$3,225	$238,489
Special mention	262	-	9,520	14,289	-	24,071
Classified	1,251	2,343	2,692	36,122	-	42,408
Total	$48,401	$55,089	$110,407	$87,846	$3,225	$304,968

	Residential	Home Equity	Residential	Other Loans to		Total
	Mortgage	Lines of Credit	Construction	Individuals		Consumer
Pass	$19,160	$53,839	$7,951	$7,245		$88,195
Special mention	1,359	1,607	-	-		2,966
Classified	1,197	1,522	1,100	-		3,819
Total	$21,716	$56,968	$9,051	$7,245		$94,980

Total Recorded Investment in Loans						$399,948

Impaired Loans - Loans are considered impaired when, based on current information and events, it is probable the Company will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. Impaired loans may include all classes of nonaccruing loans and loans modified in a TDR. If a loan is impaired, a specific valuation allowance is allocated, if necessary, so that the loan is reported net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis. Impaired loans, or portions thereof, are charged off when deemed uncollectible.

Information for impaired loans, none of which are accruing interest, at and for the year ended December 31, 2010 is set forth in the following table:

	Recorded Investment	Unpaid Principal Balance	Related Allowance For Loan Losses	Average Recorded Investment	Interest Income Recognized
Impaired Loans with No Related
Allowance Recorded:
Commercial:
Commercial and industrial	$722	$913	$-	$69	$-
CRE - owner-occupied	-	-	-	-	-
CRE - investor income producing	583	841	-	15	-
Acquisition, construction and
development	19,054	25,909	-	3,753	-
Other commercial	-	-	-	-	-
Total commercial loans	20,359	27,663	-	3,837	-
Consumer:
Residential mortgage	1,197	1,255	-	111	-
Home equity lines of credit	164	165	-	3	-
Residential construction	1,100	2,174	-	27	-
Other loans to individuals	-	-	-		-
Total consumer loans	2,461	3,594	-	141	-
Total impaired loans with no related
allowance recorded	$22,820	$31,257	$-	$3,978	$-

Impaired Loans with an
Allowance Recorded:
Commercial:
Commercial and industrial	$437	$437	$280	$2	$-
CRE - owner-occupied	717	741	136	393	-
CRE - investor income producing	1,119	1,209	277	404	-
Acquisition, construction and
development	14,818	14,828	3,399	328	-
Other commercial	-	-	-		-
Total commercial loans	17,091	17,215	4,092	1,127	-
Consumer:
Residential mortgage	-	-	-	-	-
Home equity lines of credit	1,000	1,000	115	22	-
Residential construction	-	-	-	-	-
Other loans to individuals	-	-	-	-	-
Total consumer loans	1,000	1,000	115	22	-
Total impaired loans with an
allowance recorded	$18,091	$18,215	$4,207	$1,149	$-

Impaired Loans:
Commercial	$37,450	$44,878	$4,092	$4,964	$-
Consumer	3,461	4,594	115	163	-
Total impaired loans	$40,911	$49,472	$4,207	$5,127	$-

Information for impaired loans at December 31, 2009 is set forth in the following table:

		Average
	Recorded	Recorded
	Investment	Investment
Impaired loans without a related allowance for loan losses	$4,160	$783
Impaired loans with a related allowance for loan losses	1,168	496
Total impaired loans	$5,328	$1,279

Allowance for loan losses related to impaired loans	$175

During the three years ended December 31, 2010, the Company did not recognize any interest income, including interest income recognized on a cash basis, within the period that loans were impaired.

Nonaccrual and Past Due Loans - The recorded investment in nonaccrual loans at December 31 follows:

	2010	2009
Commercial:
Commercial and industrial	$1,159	$-
CRE - owner-occupied	717	-
CRE - investor income producing	1,702	-
Acquisition, construction and development	33,872	860
Other commercial	-	-
Total commercial loans	37,450	860
Consumer:
Residential mortgage	1,197	1,520
Home equity lines of credit	1,164	-
Residential construction	1,100	308
Other loans to individuals	-	-
Total consumer loans	3,461	1,828
Total nonaccrual loans	$40,911	$2,688

Interest income on nonaccrual loans included in the results of operations for 2010 and 2009 totaled  $1.5 million and  $95 thousand, respectively. If interest on these loans would have been accrued in accordance with their original terms, interest income would have increased by  $275 thousand and  $70 thousand for the years ended December 31, 2010 and 2009, respectively. There were no nonaccrual loans during 2008.

Nonaccrual loans at December 31, 2010 include  $24.9 million of troubled debt restructured loans of which  $23.7 million is in the acquisition, construction and development portfolio. The December 31, 2010 recorded allowance for these loans was  $2.4 million. There were no TDRs at December 31, 2009.

At December 31, 2010 and 2009, there were no loans 90 days or more past due and accruing interest.

Related Party Loans – From time to time, the Company engages in loan transactions with its directors, executive officers and their related interests (collectively referred to as “related parties”). Such loans are made in the ordinary course of business and on substantially the same terms and collateral as those for comparable transactions prevailing at the time and do not involve more than the normal risk of collectability or present other unfavorable features. A summary of activity in loans to related parties is as follows:

	2010	2009
Balance, beginning of year	$13,913	$11,789
Disbursements	2,030	7,872
Repayments	(2,597)	(5,748)
Loans associated with former board
members and executive officers	(8,271)	-
Balance, end of year	$5,075	$13,913

At December 31, 2010, the Company had pre-approved but unused lines of credit totaling  $2.0 million to related parties.

Note 6 - Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Tax Disclosure [Text Block]
Note 6 – Income Taxes

Income taxes are provided based on the asset-liability method of accounting, which includes the recognition of deferred tax assets and liabilities for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. In general, the Company records deferred tax assets when the event giving rise to the tax benefit has been recognized in the consolidated financial statements.

A valuation allowance is recognized to reduce any deferred tax assets for which, based upon available information, it is more likely than not that all or any portion will not be realized. Assessing the need for, and amount of, a valuation allowance for deferred tax assets requires significant judgment and evaluation. In most cases, the realization of deferred tax assets is dependent upon the Company generating a sufficient level of taxable income in future periods, which can be difficult to predict. Management has prepared a forecast which includes judgmental and quantitative elements that may be subject to significant change. If the Company’s forecast of taxable income within the carryforward periods available under applicable law is not sufficient to cover the amount of net deferred assets, such assets may be impaired. Based on its forecast and other judgmental elements, management determined no valuation allowances were needed at either June 30, 2011 or December 31, 2010.

In evaluating whether the Company will realize the full benefit of its net deferred tax asset, it considered projected earnings, asset quality, liquidity, capital position, which will enable it to deploy capital to generate taxable income, growth plans, etc. In addition, the Company also considered the previous twelve quarters of income (loss) before income taxes in determining the need for a valuation allowance, which is called the cumulative loss test. In the second quarter and for the six months ended June 30, 2011 and for the year ended 2010, the Company incurred a loss, primarily as a result of the increased provision for loan losses, which resulted in the failure of the cumulative loss test. Significant negative trends in credit quality, losses from operations, etc. could affect the realizability of the deferred tax asset in the future. After considering the above factors, both positive and negative, management believes that the Company’s deferred assets are more likely than not to be realized.

NOTE H – INCOME TAXES

The significant components of the provision for income taxes for the years ended December 31 are as follows:

	2010	2009	2008
Current tax provision:
Federal	$(1,848)	$648	$1,196
State	-	165	248
Total current tax provision	(1,848)	813	1,444
Deferred tax provision:
Federal	(2,322)	(483)	(1,108)
State	(868)	(91)	(242)
Total deferred tax provision	(3,190)	(574)	(1,350)
Provision for income tax expense before adjustment
to deferred tax asset valuation allowance	(5,038)	239	94
Decrease in valuation allowance	-	-	(1,626)
Net provision for income taxes	$(5,038)	$239	$(1,532)

Prior to 2008, the Company maintained a deferred tax valuation allowance that offset most of the Company’s net deferred assets. At December 31, 2008, the Company eliminated this valuation allowance as it was determined that it was more likely than not the deferred tax assets would be realized.

The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes for the years ended December 31 is summarized below:

	2010	2009	2008
Tax at the statutory federal rate	$(4,385)	$278	$5
Increase (decrease) resulting from:
State income taxes, net of federal tax effect	(573)	49	4
Tax exempt income	(204)	(165)	(31)
Change to deferred tax asset valuation allowance			(1,626)
Other permanent differences	124	77	116
Provision for income taxes	$(5,038)	$239	$(1,532)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred taxes at December 31 are as follows:

	2010	2009
Deferred tax assets relating to:
Allowance for loan losses	$4,513	$2,546
Stock option expense	869	635
Pre-opening costs and expenses	398	435
Property and equipment	105	9
Unrealized gain on interest rate swap	-	131
Net unrealized security losses	765	-
Net operating loss carryforwards	1,053	-
Other	157	67
Total deferred tax assets	7,860	3,823
Deferred tax liabilities relating to:
Net unrealized security gains	(177)	(765)
Deferred loan costs	(101)	(94)
Prepaid expenses	(119)	(48)
Other	(26)	(20)
Total deferred tax liabilities	(423)	(927)
Net recorded deferred tax asset	$7,437	$2,896

The increase in the net deferred tax asset to  $7.4 million at December 31, 2010 from  $2.9 million at December 31, 2009 is primarily a result of the 2010 provision for loan losses and net operating loss carryforwards. In evaluating whether the Company will realize the full benefit of the net deferred tax asset, management considered projected earnings, asset quality, liquidity, capital position, which will enable us to deploy capital to generate taxable income, growth plans, etc. In addition, management also considered the previous twelve quarters of income (loss) before income taxes in determining the need for a valuation allowance, referred to as the cumulative loss test. In 2010, we incurred a loss, primarily as a result of the provision for loan losses, which resulted in the failure of the cumulative loss test. Significant negative trends in credit quality, losses from operations, etc. could impact the realizability of the deferred tax asset in the future. After considering the above factors, both positive and negative, management believes that our deferred assets are more likely than not to be realized.

It is the Company’s policy to recognize interest and penalties associated with uncertain tax positions as components of income taxes. There were no interest or penalties accrued during 2010, 2009 and 2008. The Company’s federal and state income tax returns are subject to examination for the years 2007, 2008 and 2009.

The Company’s federal and state net operating loss carryforwards expire on December 31, 2030.

Note 7 - Per Share Results	6 Months Ended
Jun. 30, 2011
Earnings Per Share [Text Block]
Note 7 - Per Share Results

Basic and diluted net earnings (loss) per common share are computed based on the weighted-average number of shares outstanding during each period. Diluted net earnings (loss) per common share reflect the potential dilution that could occur if all dilutive stock options were exercised and all restricted shares were vested.

Basic and diluted net earnings (loss) per common share have been computed based upon net income (loss) as presented in the accompanying consolidated statements of income (loss) divided by the weighted-average number of common shares outstanding or assumed to be outstanding as summarized below:

Weighted-Average Shares for Earnings Per Share Calculation

	Three Months Ended		Six Months Ended
	June 30		June 30
	2011	2010	2011	2010
Weighted-average number of common shares outstanding	28,051,098	4,951,098	28,051,098	4,951,098

Effect of dilutive stock options and restricted shares	-	-	-	-

Weighted-average number of common shares and dilutive potential common shares outstanding	28,051,098	4,951,098	28,051,098	4,951,098

There were 2,190,064 outstanding stock options that were anti-dilutive for each of the three- and six-month periods ended June 30, 2011. For the three- and six-month periods ended June 30, 2010, 781,652 outstanding stock options were anti-dilutive. In all periods, the anti-dilution was due to the exercise price exceeding the average market price for the periods and all such options were omitted from the calculation of diluted earnings per share for their respective periods.

There were 568,260 outstanding restricted shares that were anti-dilutive for each of the three- and six-month periods ended June 30, 2011, due to the vesting price exceeding the average market price for the period, and were omitted from the calculation.  The restricted shares will vest one-third each when the Company’s share price achieves, for 30 consecutive trading days,  $8.125,  $9.10 and  $10.40, respectively.

Note 8 - Total Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2011
Comprehensive Income (Loss) Note [Text Block]
Note 8 – Total Comprehensive Income (Loss)

The components of comprehensive income (loss) and related tax effects during the periods ended June 30, 2011 and 2010 are as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Net income (loss)	(3,114)	173	(6,001)	330

Unrealized holding gains on
available-for-sale securities	$2,476	$294	$2,943	$782
Tax effect	(954)	(113)	(1,134)	(301)
Reclassification of gain recognized
in net income	(1)	(1)	(20)	(19)
Tax effect	-	-	8	7
	1,521	180	1,797	469

Unrealized holding loss on swaps	(188)	(134)	(458)	(289)
Tax effect	72	(36)	176	(105)
	(116)	(170)	(282)	(394)

Total comprehensive income (loss)	$(1,709)	$183	$(4,486)	$405

Note 9 - Derivative Financial Instruments and Hedging Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Text Block]
Note 9 - Derivative Financial Instruments and Hedging Activities

During May 2008, the Company entered into an interest rate swap agreement with a notional amount of  $40.0 million that matured on May 16, 2011. The derivative instrument was used to protect certain designated variable rate loans from the downward effects of their repricing in the event of a decreasing rate environment. It had been accounted for as a cash flow hedge and the Company recognized no additional gain as a result of this maturity. The fair market value of this swap at December 31, 2010 was  $0.5 million. Changes in fair value of the swap that are deemed effective are recorded in other comprehensive income net of tax. Changes in fair value for the ineffective portion of the swap are recorded in interest income; such amounts were insignificant for each of the three and six months ended June 30, 2011 and 2010. The Company recorded interest income on the swap of  $0.1 million and  $0.4 million in each of the three and six months ended June 30, 2011, and  $0.3 million and  $0.6 million in each of the three and six months ended June 30, 2010.

At June 30, 2011, the Company had seven loan swaps, including one forward-starting swap. The fair value mark on that swap will be offset when the associated loan closes and is marked to fair value in the fourth quarter of 2011. The total original notional amount of these loan swaps was  $17.4 million. These derivative instruments are used to protect the Company from interest rate risk caused by changes in the LIBOR curve in relation to certain designated fixed rate loans and are accounted for as fair value hedges. The derivative instruments are used to convert these fixed rate loans to an effective floating rate. If the LIBOR rate is below the stated fixed rate of the loan for a given period, the Company will owe the floating rate payer the notional amount times the difference between LIBOR and the stated fixed rate. If LIBOR is above the stated rate for any given period during the term of the contract, the Company will receive payments based on the notional amount times the difference between LIBOR and the stated fixed rate. These derivative instruments are carried at a fair market value of  $(0.6) and  $(0.5) million and are included in loans at June 30, 2011 and December 31, 2010, respectively. The loans being hedged are also recorded at fair value. The Company recorded interest expense on these loan swaps of  $0.2 million and  $0.3 million in each of the three and six months ended June 30, 2011, and  $0.1 million and  $0.2 million in each of the three and six months ended June 30, 2010.

See table below for information on the individual loan swaps at June 30, 2011:

Individual Loan Swap Information

					Floating
Original	Current				Rate
Notional	Notional	Termination	Fixed	Floating	Payer
Amount	Amount	Date	Rate	Rate	Spread
$2,670	$2,427	04/10/13	5.85%	USD-LIBOR-BBA	2.38%
1,800	434	04/09/13	5.80%	USD-LIBOR-BBA	2.33%
1,100	1,001	03/10/13	6.04%	USD-LIBOR-BBA	2.27%
3,775	3,532	02/15/13	5.90%	USD-LIBOR-BBA	2.20%
1,870	1,585	02/15/13	5.85%	USD-LIBOR-BBA	2.25%
2,555	2,555	10/10/15	5.50%	USD-LIBOR-BBA	2.88%
3,595	3,574	04/27/17	5.25%	USD-LIBOR-BBA	2.73%
$17,365	$15,108

NOTE L – DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

The Company entered into an interest rate swap agreement during June 2007 with a notional amount of  $40.0 million. The derivative instrument was used to protect certain designated variable rate loans from the downward effects of their repricing in the event of a decreasing rate environment for a period of three years ending June 2010. This swap was terminated on January 29, 2008. The gain on the terminated swap was  $2.0 million. The amount of this gain was recognized in interest income over the remaining term of the swap, as if it had not been terminated, with the final amount recognized in income during June 2010. The Company recorded income on the terminated swap of  $353 thousand,  $852 thousand and  $796 thousand for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company entered into an interest rate swap agreement during May 2008 with a notional amount of  $40.0 million. The derivative instrument is used to protect certain designated variable rate loans from the downward effects of their repricing in the event of a decreasing rate environment for a period of three years ending May 16, 2011. If the USD-Prime-H.15 rate (“Prime Rate”) remains below 6.22%, the Company receives the difference between 6.22% and the daily weighted-average Prime Rate for each period. If the Prime Rate increases above 6.22% during the term of the contract, the Company will pay the difference between 6.22% and the daily weighted-average Prime Rate for each period. The fair market value of this swap, which is included in other assets, was  $459 thousand and  $1.1 million at December 31, 2010 and 2009, respectively. Changes in fair value of the hedge that are deemed effective are recorded in other comprehensive income net of tax while the ineffective portion of the hedge is recorded in interest income. The Company recorded interest income on the swap of  $1.2 million,  $1.2 million and  $379 thousand for the years ended December 31, 2010, 2009 and 2008, respectively.

During the year ended December 31, 2008, the Company entered into five loan swaps. The total original notional amount of these loan swaps was  $11.2 million. These derivative instruments are used to protect the Company from interest rate risk caused by changes in the LIBOR curve in relation to certain designated fixed rate loans. The derivative instruments are used to convert these fixed rate loans to an effective floating rate. If the LIBOR rate is below the stated fixed rate of the loan for a given period, the Company will owe the floating rate payer the notional amount times the difference between LIBOR and the stated fixed rate. If LIBOR is above the stated rate for any given period during the term of the contract, the Company will receive payments based on the notional amount times the difference between LIBOR and the stated fixed rate. The loan swaps have a notional amount of  $9.1 million, representing the amount of fixed-rate loans outstanding at December 31, 2010, and are included in loans at a fair market value of  $(569) thousand and  $(497) thousand at December 31, 2010 and 2009, respectively. Changes in fair value of the hedged loans have been completely offset by the fair value changes in the derivatives. The Company recorded interest expense on these loan swaps of  $342 thousand,  $354 thousand and  $85 thousand as an adjustment to loan yield for the years ended December 31, 2010, 2009 and 2008, respectively. Information on the individual loan swaps at December 31, 2010 is as follows:

					Floating
Original	Current				Rate
Notional	Notional	Termination	Fixed	Floating	Payer
Amount	Amount	Date	Rate	Rate	Spread
$2,670	$2,469	04/10/13	5.85%	USD-LIBOR-BBA	0.238%
1,800	441	04/09/13	5.80%	USD-LIBOR-BBA	0.233%
1,100	1,019	05/11/13	6.04%	USD-LIBOR-BBA	0.227%
3,775	3,572	02/15/13	5.90%	USD-LIBOR-BBA	0.220%
1,870	1,631	02/15/13	5.85%	USD-LIBOR-BBA	0.225%
$11,215	$9,132

Note 10 - Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fair Value Disclosures [Text Block]
Note 10 - Fair Value Measurements

The Company is required to disclose the estimated fair value of financial instruments, both assets and liabilities on and off the balance sheet, for which it is practicable to estimate fair value. These fair value estimates are made at each balance sheet date, based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price at which an asset could be sold or the price for which a liability could be settled in an orderly transaction between market participants at the measurement date. However, given there is no active market or observable market transactions for many of the Company’s financial instruments, the Company has made estimates of many of these fair values which are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values. The methodologies used for estimating the fair value of financial assets and financial liabilities are discussed below:

Cash and Cash Equivalents

The carrying amounts of cash and short-term instruments including due from banks and federal funds sold approximate their fair value.

Investment Securities

Fair value for investment securities is based on the quoted market price if such information is available. If a quoted market price is not available, fair values are based on quoted market prices of comparable instruments.

Loan Held for Sale

The fair value of loans held for sale is determined, when possible, using quoted secondary market prices. If no such quoted prices exist, the fair value of the loan is determined using quoted prices for a similar loan or loans, adjusted for the specific attributes of the loan.

FHLB Stock

The Bank, as a member of the FHLB, is required to maintain an investment in FHLB capital stock and the carrying amount is estimated to be fair value.

Loans, net of allowance

For certain homogenous categories of loans, such as residential mortgages, fair value is estimated using the quoted market prices for securities backed by similar loans, adjusted for differences in loan characteristics. The fair value of other types of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. Further adjustments are made to reflect current market conditions. There is no discount for liquidity included in the expected cash flow assumptions.

Accrued Interest Receivable

The carrying amount is a reasonable estimate of fair value.

Deposits

The fair value of deposits that have no stated maturities, including demand deposits, savings, money market and NOW accounts, is the amount payable on demand at the reporting date. The fair value of deposits that have stated maturity dates, primarily time deposits, is estimated by discounting expected cash flows using the rates currently offered for instruments of similar remaining maturities.

Borrowings

The fair values of short-term and long-term borrowings are based on discounting expected cash flows at the interest rate for debt with the same or similar remaining maturities and collateral requirements.

Accrued Interest Payable

The carrying amount is a reasonable estimate of fair value.

Derivative Instruments

Derivative instruments, including interest rate swaps and swap fair value hedges, are recorded at fair value on a recurring basis. Fair value measurement is based on discounted cash flow models. All future floating cash flows are projected and both floating and fixed cash flows are discounted to the valuation date.

Financial Instruments with Off-Balance Sheet Risk

With regard to financial instruments with off-balance sheet risk discussed in Note K of the 2010 Audited Financial Statements, it is not practicable to estimate the fair value of future financing commitments.

The carrying amounts and estimated fair values of the Company’s financial instruments, none of which are held for trading purposes, at June 30, 2011 and December 31, 2010 are as follows:

Financial Instruments Carrying Amounts and Estimated Fair Values

	June 30, 2011		December 31, 2010
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$66,980	$66,980	$65,378	$65,378
Investment securities	146,734	146,734	140,590	140,590
Loans held for sale	1,600	1,600	-	-
Loans, net of allowance	369,088	364,747	387,405	382,854
FHLB stock	1,882	1,882	1,757	1,757
Interest rate swap	-	-	459	459
Accrued interest receivable	1,462	1,462	1,640	1,640

Financial liabilities:
Deposits with no stated maturity	$153,030	$153,030	$107,999	$107,999
Deposits with stated maturities	250,876	251,671	299,821	300,393
Swap fair value hedge	601	601	569	569
Borrowings	28,556	27,778	27,769	26,913
Accrued interest payable	201	201	290	290

The Company utilizes fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Securities available-for-sale are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record other assets at fair value on a nonrecurring basis. These nonrecurring fair value adjustments typically involve application of lower of cost or market accounting or write-downs of individual assets.

The Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1	Valuation is based upon quoted prices for identical instruments traded in active markets.

Level 2
Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3
Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques may include the use of option pricing models, discounted cash flow models and similar techniques.

Following is a description of valuation methodologies used for assets and liabilities recorded at fair value:

Investment Securities Available-for-Sale

Investment securities available-for-sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange, U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets and money market funds. Level 2 securities include mortgage-backed securities issued by government-sponsored entities, municipal bonds and corporate debt securities that are valued using quoted prices for similar instruments in active markets. Securities classified as Level 3 include a corporate debt security in a less liquid market whose value is determined by reference to the going rate of a similar debt security if it were to enter the market at period end. The derived market value requires significant management judgment and is further substantiated by discounted cash flow methodologies.

Derivative Instruments

Derivative instruments held or issued by the Company for risk management purposes are traded in over-the-counter markets where quoted market prices are not readily available. For those derivatives, the Company uses a third party to measure the fair value. The Company classifies derivatives instruments held or issued for risk management purposes as Level 2. As of June 30, 2011 and December 31, 2010, the Company’s derivative instruments consist of interest rate swaps and swap fair value hedges.

Loans

Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures it for the estimated impairment. The fair value of impaired loans is estimated using one of several methods, including collateral value, a loan’s observable market price and discounted cash flows. Those impaired loans not requiring a specific allowance represent loans for which the fair value exceeds the recorded investments in such loans. Impaired loans where a specific allowance is established based on the fair value of collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the impaired loan as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price for the collateral, the Company records the impaired loan as nonrecurring Level 3.

At June 30, 2011 and December 31, 2010, substantially all of the total impaired loans were evaluated based on the fair value of the collateral. The Company recorded the six loans involved in fair value hedges at fair market value on a recurring basis. The Company does not record other loans at fair value on a recurring basis.

Other real estate owned

Other real estate owned (“OREO”) is adjusted to fair value upon transfer of the loans to OREO. Subsequently, OREO is carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the foreclosed asset as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is not an observable market price for the collateral, the Company records the OREO as nonrecurring Level 3.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

The table below presents, by level, the recorded amount of assets and liabilities at June 30, 2011 and December 31, 2010 measured at fair value on a recurring basis:

Fair Value on a Recurring Basis

	Quoted Prices in	Significant
	Active Markets for	Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs	Assets/Liabilities
Description	(Level 1)	(Level 2)	(Level 3)	at Fair Value

June 30, 2011
U.S. Government agencies	$-	$15,574	$-	$15,574
Residential mortgage-backed securities	-	60,479	-	60,479
Collateralized agency mortgage obligations	-	54,239	-	54,239
Municipal securities	-	16,042	-	16,042
Debt Securities	-	-	400	400
Loans held for sale	-	1,600	-	1,600
Fair value loans	-	15,709	-	15,709
Swap fair value hedge	-	(601)	-	(601)

December 31, 2010
U.S. Government agencies	$-	$13,160	$-	$13,160
Residential mortgage-backed securities	-	52,399	-	52,399
Collateralized agency mortgage obligations	-	58,719	-	58,719
Municipal securities	-	13,808	-	13,808
Debt Securities	-	-	350	350
Corporate and other Securities	-	2,154	-	2,154
Interest rate swap	-	459	-	459
Fair value loans	-	9,702	-	9,702
Swap fair value hedge	-	(569)		(569)

There were no transfers between valuation levels during the three or six months ended June 30, 2011 or June 30, 2010.

The following are reconciliations of the beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the six months ended June 30, 2011 and June 30, 2010.

Level 3 Assets Reconciliation

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Debt Securities:
Balance, beginning of period	$353	$400	$350	$400
Decrease in unrealized loss	47	8	50	8
		-		-
Balance, end of period	$400	$408	$400	$408

Assets Recorded at Fair Value on a Nonrecurring Basis

Assets measured at fair value on a nonrecurring basis at June 30, 2011 and December 31, 2010 are included in the table below by level:

Fair Value on a Nonrecurring Basis

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable	Assets/
	Assets	Inputs	Inputs	(Liabilities)
Description	(Level 1)	(Level 2)	(Level 3)	at Fair Value

June 30, 2011
OREO	$-	$3,470	$-	$3,470
Impaired loans:
Commercial and industrial	-	-	221	221
CRE - investor income producing	-	-	343	343
Acquisition, construction and
development	-	-	4,642	4,642
Residential mortgage	-	-	395	395
Home equity lines of credit	-	-	430	430

December 31, 2010
OREO	$-	$1,246	$-	$1,246
Impaired loans:
Commercial and industrial	-	-	157	157
CRE - owner-occupied	-	-	581	581
CRE - investor income producing	-	-	842	842
Acquisition, construction and
development	-	-	11,419	11,419
Home equity lines of credit	-	-	885	885

The carrying value of OREO is periodically reviewed and written down to fair value and any loss is included in earnings. During the six months ended June 30, 2011, OREO with a carrying value of  $1.0 million was written down by  $0.3 million to  $0.7 million. There were no write downs of OREO during the six months ended June 30, 2010.

There were no transfers between valuation levels for any accounts for the three and six months ended June 30, 2011 and June 30, 2010. If different valuation techniques are deemed necessary, the Company would consider those transfers to occur at the end of the period that the accounts are valued.

NOTE M – FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments include cash and due from banks, interest-earning balances at banks, federal funds sold, investments, loans, accrued interest, borrowings, deposit accounts and interest rate swaps. Fair value estimates are made at a specific moment in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no active market readily exists for a portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Cash and Cash Equivalents – Cash and cash equivalents, which are comprised of cash and due from banks, interest-earning balances at banks and federal funds sold, approximate their fair value.

Investment Securities - Fair value for investment securities is based on the quoted market price if such information is available. If a quoted market price is not available, fair values are based on quoted market prices of comparable instruments.

Federal Home Loan Bank Stock - The Bank, as a member of the FHLB, is required to maintain an investment in FHLB capital stock and the carrying amount is estimated to be fair value.

Interest Rate Swap - Derivative instruments, including interest rate and loan swaps, are recorded at fair value on a recurring basis. Fair value measurement is based on discounted cash flow models. All future floating cash flows are projected and both floating and fixed cash flows are discounted to the valuation date.

Loans, net of allowance - For certain homogenous categories of loans, such as residential mortgages, fair value is estimated using the quoted market prices for securities backed by similar loans, adjusted for differences in loan characteristics. The fair value of other types of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. Further adjustments are made to reflect current market conditions. There is no discount for liquidity included in the expected cash flow assumptions.

Accrued Interest Receivable - The carrying amount is a reasonable estimate of fair value.

Deposits - The fair value of deposits with no stated maturities, including demand deposits, savings, money market and NOW accounts, is the amount payable on demand at the reporting date. The fair value of deposits that have stated maturities, primarily time deposits, is estimated by discounting expected cash flows using the rates currently offered for instruments of similar remaining maturities.

Borrowings - The fair values of short-term and long-term borrowings are based on discounting expected cash flows at the interest rate for debt with the same or similar remaining maturities and collateral requirements.

Accrued Interest Payable - The carrying amount is a reasonable estimate of fair value.

Financial Instruments with Off-Balance Sheet Risk - With regard to financial instruments with off-balance sheet risk discussed in Note K – Off-Balance Sheet Risk, it is not practicable to estimate the fair value of future financing commitments.

The carrying amounts and estimated fair values of the Company’s financial instruments, none of which are held for trading purposes, are as follows at December 31:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$65,378	$65,378	$23,237	$23,237
Investment securities	140,590	140,590	42,567	42,567
FHLB stock	1,757	1,757	1,896	1,896
Loans, net of allowance	387,405	382,854	390,162	385,041
Interest rate swap	459	459	1,149	1,149
Accrued interest receivable	1,640	1,640	1,614	1,614

Financial liabilities:
Deposits with no stated maturity	$107,999	$107,999	$76,393	$76,393
Deposits with stated maturities	299,821	300,393	316,240	316,112
Swap fair value hedge	569	569	496	496
Borrowings	27,769	26,913	33,884	33,263
Accrued interest payable	290	290	436	436

The Company utilizes fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures. Securities available-for-sale are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as impaired loans. These nonrecurring fair value adjustments typically involve application of lower of cost or market accounting or write-downs of individual assets.

The Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair values. These levels are:

Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.

Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 – Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques included use of option pricing models, discounted cash flow models and similar techniques.

Following is a description of valuation methodologies used for assets and liabilities recorded at fair value.

Investment Securities Available-for-Sale - Investment securities available-for-sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange, U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets and money market funds. Level 2 securities include mortgage-backed securities issued by government-sponsored entities, municipal bonds and corporate debt securities that are valued using quoted prices for similar instruments in active markets. Securities classified as Level 3 include a corporate debt security in a less liquid market whose value is determined by reference to the going rate of a similar debt security if it were to enter the market at period end. The derived market value requires significant management judgment and is further substantiated by discounted cash flow methodologies.

Derivative Instruments - Derivative instruments held or issued by the Company for risk management purposes are traded in over-the-counter markets where quoted market prices are not readily available. For those derivatives, the Company uses a third party to measure the fair value. The Company classifies derivatives instruments held or issued for risk management purposes as Level 2. The Company’s derivative instruments consist of interest rate and loan swaps.

Loans - Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures it for the estimated impairment. The fair value of impaired loans is estimated using one of several methods, including collateral value, a loan’s observable market price or discounted cash flows. Those impaired loans not requiring a specific allowance represent loans for which the fair value exceeds the recorded investments in such loans. Impaired loans where a specific allowance is established based on the fair value of collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the impaired loan as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price for the collateral, the Company records the impaired loan as nonrecurring Level 3.

At December 31, 2010 and December 31, 2009, substantially all of the total impaired loans were evaluated based on the fair value of the collateral. The Company recorded the five loans involved in loan swaps at fair market value on a recurring basis. The Company does not record other loans at fair value on a recurring basis.

Other Real Estate Owned - Other real estate owned (“OREO”) is adjusted to fair value upon transfer of the loans to OREO. Subsequently, OREO is carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the foreclosed asset as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is not an observable market price for the collateral, the Company records the OREO as nonrecurring Level 3.

The following tables set forth by level, within the fair value hierarchy, the Company’s assets at fair value at December 31, 2010 and 2009:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets/ Liabilities at Fair Value
2010 recurring
U.S. Government agencies	$-	$13,160	$-	$13,160
Residential mortgage-backed securities	-	52,399	-	52,399
Collateralized agency mortgage obligations	-	58,719	-	58,719
Municipal securities	-	13,808	-	13,808
Debt securities	-	-	350	350
Corporate and other securities	-	2,154	-	2,154
Interest rate swap	-	459	-	459
Fair value loans	-	9,702	-	9,702
Swap fair value hedge	-	(569)	-	(569)

2009 recurring
U.S. Government agencies	$-	$5,759	$-	$5,759
Residential mortgage-backed securities	-	16,773	-	16,773
Collateralized agency mortgage obligations	-	3,221	-	3,221
Municipal securities	-	13,884	-	13,884
Debt securities	-	-	400	400
Corporate and other securities	-	2,530	-	2,530
Interest rate swap	-	1,149	-	1,149
Fair value loans	-	11,180	-	11,180
Swap fair value hedge	-	(496)	-	(496)

2010 nonrecurring
Other real estate owned	$-	$1,246	$-	$1,246
Impaired loans	-	-	37,724	37,724

2009 nonrecurring
Other real estate owned	$-	$1,550	$-	$1,550
Impaired loans	-	-	5,328	5,328

There were no transfers between valuation levels for any accounts. If different valuation techniques are deemed necessary, we would consider those transfers to occur at the end of the period that the accounts are valued.

The following are reconciliations of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2010 and 2009.

Debt
Securities
2010
Balance, beginning of year	$400
Unrealized losses	(50)
Balance, end of year	$350

2009
Balance, beginning of year	$1,000
Unrealized losses	(100)
Impairment write-down	(500)
Balance, end of year	$400

Note 11 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure [Text Block]
Note 11 - Commitments and Contingencies

In the normal course of business, there are various outstanding commitments and contingent liabilities, such as commitments to extend credit, which are not reflected in the accompanying unaudited condensed consolidated financial statements. At June 30, 2011, the Company had  $7.8 million of loan commitments outstanding,  $66.4 million of pre-approved but unused lines of credit and  $4.0 million of standby letters of credit and financial guarantees. At December 31, 2010, the Company had  $3.8 million of loan commitments outstanding,  $69.6 million of pre-approved but unused lines of credit and  $2.9 million of standby letters of credit and financial guarantees. In management’s opinion, these commitments represent no more than normal lending risk to the Company and will be funded from normal sources of liquidity.

As of June 30, 2011 and December 31, 2010, the Company has a commitment to fund  $0.6 million related to an agreement with the Small Business Investment Corporation.

Note A - Organization And Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 – Basis of Presentation

Park Sterling Corporation (the “Company”) was formed on October 6, 2010 to serve as the holding company for Park Sterling Bank (the “Bank”) and is a bank holding company registered with the Board of Governors of the Federal Reserve System (the “Federal Reserve Board”) under the Bank Holding Company Act (the “BHC Act”). On January 1, 2011, the Company acquired all of the outstanding stock of the Bank in a statutory exchange transaction (the “Reorganization”). Prior to January 1, 2011, the Company conducted no operations other than obtaining regulatory approval for the Reorganization. The information in the unaudited condensed consolidated financial statements and accompanying notes for all periods prior to January 1, 2011 is that of the Bank on a stand-alone basis.

The Bank was incorporated on September 8, 2006, as a North Carolina-chartered commercial bank and began operations in October 2006. The Bank’s primary focus is to provide banking services to small and mid-sized businesses, owner-occupied and income producing real estate owners, professionals and other customers doing business or residing within its target markets. The Bank operates under the banking laws of North Carolina and the rules and regulations of the Federal Deposit Insurance Corporation (the “FDIC”) and the State of North Carolina Office of the Commissioner of Banks (the “NC Commissioner”). The Bank undergoes periodic examinations by those regulatory authorities.

On March 30, 2011, the Company and Community Capital Corporation (“Community Capital”) entered into an Agreement and Plan of Merger, pursuant to which Community Capital will be merged with and into the Company, with the Company as the surviving entity. The merger has been unanimously approved by the board of directors of each company and the Company has received approval of the merger from the Federal Reserve Board and the South Carolina State Board of Financial Institutions (the “SC Board”). The merger is subject to customer closing conditions, including Community Capital shareholder approval.  If the merger is completed, each outstanding share of Community Capital common stock will be exchanged for either 0.6667 of a share of Company common stock or  $3.30 in cash, subject to the limitation that the total consideration will consist of 40.0% in cash and 60.0% in shares of Company common stock.

The accompanying unaudited condensed consolidated financial statements and notes have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information or footnotes necessary for a complete presentation of financial position, results of operations and cash flows in conformity with GAAP. Because the accompanying unaudited condensed consolidated financial statements do not include all of the information and footnotes required by GAAP, they should be read in conjunction with the Company’s audited consolidated financial statements and accompanying footnotes (the “2010 Audited Financial Statements”) included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2010 filed with the Securities and Exchange Commission (“SEC”) on March 31, 2011 (the “2010 Form 10-K”).

In management’s opinion, the accompanying unaudited condensed consolidated financial statements reflect all normal, recurring adjustments necessary to present fairly the financial position of the Company as of June 30, 2011, and the results of operations and cash flows for the three- and six-months ended June 30, 2011 and 2010. Operating results for the six-month period ended June 30, 2011 are not necessarily indicative of the results that may be expected for the year or for other interim periods.

Tabular information, other than share and per share data, is presented in thousands of dollars.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Material estimates that are susceptible to significant change in the near term are the valuation of the allowance for loan losses, determination of the need for a deferred tax asset valuation allowance and the fair value of financial instruments and other accounts.

Certain amounts reported in prior periods have been reclassified to conform to the current period presentation.

NOTE A – ORGANIZATION AND OPERATIONS

Park Sterling Corporation (the “Company”) was incorporated in North Carolina on October 6, 2010 to serve as a holding company for Park Sterling Bank (the “Bank”). On January 1, 2011, the Company acquired all of the outstanding stock of the Bank in a statutory exchange transaction. Prior to January 1, 2011, the Company conducted no operations other than obtaining regulatory approval for the reorganization. See Note O – Subsequent Events for additional information.

The Bank was incorporated on September 8, 2006, as a North Carolina-chartered commercial bank and began operations in October 2006. The Bank’s primary focus is to provide banking services to small and mid-sized businesses, owner-occupied and income producing real estate owners, professionals and other clients doing business or residing within its target markets. The Bank operates under the banking laws of North Carolina and the rules and regulations of the Federal Deposit Insurance Corporation (the “FDIC”) and the State of North Carolina Office of the Commissioner of Banks (the “NC Commissioner”). The Bank undergoes periodic examinations by those regulatory authorities.

On August 18, 2010, in connection with its Public Offering, the Bank consummated the issuance and sale of 23,100,000 shares of common stock at  $6.50 per share, for a gross aggregate offering price of  $150.2 million. The Bank incurred underwriting fees of  $6.0 million and related expenses of  $0.9 million resulting in net proceeds of  $143.2 million being received by the Bank of which  $140.2 was recorded in stockholders’ equity. Additional underwriting fees equal to  $3.0 million will be payable in the future if the Bank’s common stock price closes at a price equal to or above 125% of the offering price, or  $8.125 per share, for a period of 30 consecutive days. A liability for the  $3.0 million contingent underwriting fees has been accrued and is included in other liabilities in the accompanying consolidated balance sheet at December 31, 2010.

Note B - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies [Text Block]
NOTE B – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation - The accounting and reporting policies of the Company conform with U.S. generally accepted accounting principles ("GAAP") and prevailing practices within the banking industry. The consolidated financial statements include the accounts of the Bank and the Company, although as the Company had no operations during 2010, they are effectively those of the Bank.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, realization of deferred tax assets and the fair value of financial instruments and other accounts.

Reclassifications - Certain amounts in the prior years’ financial statements have been reclassified to conform to the 2010 presentation. The reclassification had no effect on net income (loss), comprehensive income (loss) or shareholders’ equity as previously reported.

Cash and Cash Equivalents - For the purpose of presentation in the statement of cash flows, cash and cash equivalents include cash and due from banks, interest-earning balances at banks and federal funds sold. Generally, federal funds sold are repurchased the following day.

Investment Securities - Investment securities available-for-sale are reported at fair value and consist of debt instruments that are not classified as trading securities or as held to maturity securities. Unrealized holding gains and losses, net of applicable taxes, on available-for-sale securities are reported as a net amount in other comprehensive income. Gains and losses on the sale of available-for-sale securities are determined using the specific-identification method. Declines in the fair value of individual available-for-sale securities below their amortized cost that are other than temporary impairments would result in write-downs of the individual securities to their fair value and would be included in earnings as realized losses. Premiums and discounts are recognized in interest income using the interest method over the period to maturity.

Loans - Loans that management has the intent and ability to hold for the foreseeable future or until maturity are reported at their outstanding principal balances adjusted for any direct principal charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans. Interest on loans is calculated by using the simple interest method on daily balances of the principal amount outstanding. Loan origination fees are capitalized and recognized as an adjustment of the yield of the related loan.

Nonperforming Loans – For all classes of loans, loans are placed on non-accrual status upon becoming contractually past due 90 days or more as to principal or interest (unless they are adequately secured by collateral, are in the process of collection and are reasonably expected to result in repayment), when terms are renegotiated below market levels in response to a financially distressed borrower or guarantor, or where substantial doubt about full repayment of principal or interest is evident.

When a loan is placed on non-accrual status, the accrued and unpaid interest receivable is reversed and the loan is accounted for on the cash or cost recovery method until qualifying for return to accrual status. All payments received on non-accrual loans are applied against the principal balance of the loan. A loan may be returned to accrual status when all delinquent interest and principal become current in accordance with the terms of the loan agreement and when doubt about repayment is resolved. Generally, for all classes of loans, a charge-off is recorded when it is probable that a loss has been incurred and when it is possible to determine a reasonable estimate of the loss.

Impaired Loans – For all classes of loans, loans are considered impaired when, based on current information and events, it is probable the Company will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. Impaired loans may include all classes of nonaccruing loans and loans modified in a troubled debt restructuring ("TDR"). If a loan is impaired, a specific valuation allowance is allocated, if necessary, so that the loan is reported net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis. Impaired loans, or portions thereof, are charged off when deemed uncollectible.

Loans Modified in a Troubled Debt Restructuring - Loans are considered to have been modified in a TDR when, due to a borrower's financial difficulties, the Company makes certain concessions to the borrower that it would not otherwise consider. Modifications may include interest rate reductions, interest forgiveness, forbearance, and other actions intended to minimize economic loss and to avoid foreclosure or repossession of collateral. Generally, a nonaccrual loan that has been modified in a TDR remains on nonaccrual status for a period of at least six months to demonstrate that the borrower is able to meet the terms of the modified loan. However, performance prior to the modification, or significant events that coincide with the modification, are included in assessing whether the borrower can meet the new terms and may result in the loan being returned to accrual status at the time of loan modification or after a shorter performance period. If the borrower's ability to meet the revised payment schedule is uncertain, the loan remains on nonaccrual status.

Allowance for Loan Losses - The allowance for loan losses is based upon management’s ongoing evaluation of the loan portfolio and reflects an amount considered by management to be its best estimate of known and inherent losses in the portfolio as of the balance sheet date. In making the evaluation of the adequacy of the allowance for loan losses, management gives consideration to current economic conditions, statutory examinations of the loan portfolio by regulatory agencies, delinquency information and management’s internal review of the loan portfolio. While management uses the best information available to make evaluations, future adjustments to the allowance may be necessary if conditions differ substantially from the assumptions used in making the evaluations. In addition, regulatory examiners may require the Company to recognize changes to the allowance for loan losses based on their judgments about information available to them at the time of their examination. Although provisions have been established by loan segments based upon management’s assessment of their differing inherent loss characteristics, the entire allowance for losses on loans is available to absorb further loan losses in any segment. Further information regarding the Company’s policies and methodology used to estimate the allowance for loan losses is presented in Note D – Loans.

Other Real Estate Owned - Real estate acquired through, or in lieu of, loan foreclosure is held for sale and is recorded at fair value less estimated selling costs when acquired, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and further write-downs are made based on these valuations. Revenue and expenses from operations are included in other expense.

 Premises and Equipment - Company premises and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets, which are 39.5 years for buildings and 3 to 7 years for furniture and equipment. Leasehold improvements are depreciated over the lesser of the term of the respective lease or the estimated useful lives of the improvements. Repairs and maintenance costs are charged to operations as incurred and additions and improvements to premises and equipment are capitalized. Upon sale or retirement, the cost and related accumulated depreciation are removed from the accounts and any gains or losses are reflected in current operations.

Federal Home Loan Bank Securities - As a condition of membership, the Bank is required to hold stock in the Federal Home Loan Bank of Atlanta ("FHLB"). These securities do not have a readily determinable fair value as their ownership is restricted and there is no market for these securities. The Bank carries these non-marketable equity securities at cost and periodically evaluates them for impairment. Management considers these non-marketable equity securities to be long-term investments. Accordingly, when evaluating these securities for impairment, management considers the ultimate recoverability of the par value rather than recognizing temporary declines in value. The primary factor supporting the carrying value of these securities is the commitment of the FHLB to perform its obligations, which includes providing credit and other services to the Bank.

Securities Sold Under Agreements to Repurchase - The Company sells certain securities under agreements to repurchase. The agreements are treated as collateralized financing transactions and the obligations to repurchase securities sold are reflected as a liability in the accompanying consolidated balance sheets. The dollar amount of the securities underlying the agreements remain in the asset accounts.

Advertising Costs - Advertising costs are expensed as incurred.

Income Taxes - Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities (excluding deferred tax assets and liabilities related to components of other comprehensive income). Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the expected amount most likely to be realized. Realization of deferred tax assets is dependent upon the generation of a sufficient level of future taxable income and recoverable taxes paid in prior years. Although realization is not assured, management believes it is more likely than not that all of the deferred tax assets will be realized.

Per Share Results - Basic and diluted earnings (loss) per share are computed based on the weighted-average number of shares outstanding during each period. Diluted earnings (loss) per common share reflects the potential dilution that could occur if all dilutive stock options were exercised.

In August 2010, the Bank issued 23,100,000 shares of common stock in connection with its Public Offering. On February 24, 2011, the Company issued 554,400 restricted stock awards to certain officers and directors as contemplated in connection with its Public Offering. See Note O – Subsequent Events for additional information. During 2008, the Bank distributed an eleven-for-ten stock split effected in the form of a 10% stock dividend. All references herein to stock options and weighted average shares outstanding have been adjusted for the effects of the stock split.

Basic and diluted earnings (loss) per common share have been computed based upon net income (loss) as presented in the accompanying consolidated statements of income (loss) divided by the weighted-average number of common shares outstanding or assumed to be outstanding as summarized below:

	2010	2009	2008

Weighted-average number of common shares outstanding	13,558,221	4,951,098	4,951,098

Effect of dilutive stock options	-	-	49,835

Weighted-average number of common shares and dilutive potential common shares outstanding	13,558,221	4,951,098	5,000,933

All outstanding options were antidilutive for the years ended December 31, 2010 and 2009. At December 31, 2008, 268,531 options were antidilutive.

Share-Based Compensation -The Company may grant share-based compensation to employees and non-employee directors in the form of stock options, restricted stock or other instruments. Share-based compensation expense is measured based on the fair value of the award at the date of grant and is charged to earnings on a straight-line basis over the requisite service period which is currently up to seven years. The fair value of stock options is estimated at the date of grant using a Black-Scholes option pricing model and related assumptions. The amortization of share-based compensation reflects estimated forfeitures, adjusted for actual forfeiture experience.

The compensation expense for share-based compensation plans was  $810 thousand,  $642 thousand and  $665 thousand for the years ended December 31, 2010, 2009 and 2008, respectively.

Comprehensive Income - The components of comprehensive income (loss) for the years ended December 31 are as follows:

	2010	2009	2008
Net income (loss)	$(7,859)	$577	$1,546
Unrealized holding gains (losses) on
available-for-sale securities	(2,447)	774	(153)
Income tax effect	944	(299)	59
Reclassification of gains recognized
in net income	(19)	(349)	-
Income tax effect	7	135	-
Net-of-tax amount	(1,515)	261	(94)
Unrealized holding gains (loss) on swaps	(1,043)	(1,760)	1,886
Income tax effect	402	678	(727)
Net-of-tax amount	(641)	(1,082)	1,159
Total comprehensive income (loss)	$(10,015)	$(244)	$2,611

Derivative Financial Instruments and Hedging Activities - The Company utilizes interest rate swap agreements, considered to be cash flow hedges, as part of the management of interest rate risk to modify the repricing characteristics of certain portions of its portfolios of interest bearing liabilities. Under the guidelines of FASB ASC 815-10, “Derivatives and Hedging”, all derivative instruments are required to be carried at fair value on the balance sheet.

Cash flow hedges are accounted for by recording the fair value of the derivative instrument on the balance sheet as either a freestanding asset or liability, with a corresponding offset recorded in other comprehensive income within stockholders’ equity, net of tax. Amounts are reclassified from other comprehensive income to the income statement in the period or periods the hedged forecasted transaction affects earnings. Derivative gains and losses not effective in hedging the expected cash flows of the hedged item are recognized immediately in the income statement. At the hedge’s inception and at least quarterly thereafter, a formal assessment is performed to determine the effectiveness of the cash flow hedge. If it is determined that a derivative instrument has not been or will not continue to be highly effective as a hedge, hedge accounting is discontinued.

If a derivative instrument designated as a fair value hedge is terminated or the hedge designation removed, the difference between a hedged item’s then carrying amount and its face amount is recognized into income over the original hedge period. Likewise, if a derivative instrument designated as a cash flow hedge is terminated or the hedge designation removed, related amounts accumulated in other accumulated comprehensive income are reclassified into earnings over the original hedge period during which the hedged item affects income.

Recent Accounting Pronouncements – In June 2009, the FASB issued (ASU) No. 2009-16, Transfers and Servicing (Topic 860)—Accounting for Transfers of Financial Assets. ASU 2009-16 amends prior accounting guidance to enhance reporting about transfers of financial assets, including securitizations, and where companies have continuing exposure to the risks related to transferred financial assets. ASU 2009-16 eliminates the concept of a “qualifying special-purpose entity” and changes the requirements for derecognizing financial assets. ASU 2009-16 also requires additional disclosures about all continuing involvements with transferred financial assets including information about gains and losses resulting from transfers during the period. The provisions of ASU 2009-16 became effective on January 1, 2010 and did not have a significant impact on the Company’s financial statements.

In June 2009, the FASB issued ASU No. 2009-17, Consolidations (Topic 810)—Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities. ASU 2009-17 amends prior guidance to change how a company determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The determination of whether a company is required to consolidate an entity is based on, among other things, an entity’s purpose and design and a company’s ability to direct the activities of the entity that most significantly impact the entity’s economic performance. ASU 2009-17 requires additional disclosures about the reporting entity’s involvement with variable-interest entities and any significant changes in risk exposure due to that involvement as well as its affect on the entity’s financial statements. The provisions of ASU 2009-17 became effective on January 1, 2010 and did not have a significant impact on the Company’s financial statements.

In January 2010, the FASB issued Accounting Standards Update (ASU) No. 2010-06 Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which requires new disclosures for significant transfers in and out of Level 1 and 2 fair value measurements and descriptions of the reasons for the transfer, and for level 3 fair value measurements new disclosures will require entities to present information separately for purchases, sales, issuances, and settlements. This accounting standard also updates existing disclosures by providing fair value measurement disclosures for each class of assets and liabilities and disclosures about valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. The new disclosures and clarifications on existing disclosures were effective for interim and annual reporting periods beginning after December 15, 2009, except for disclosures about purchase, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of ASU 2010-06 during the period ended December 31, 2010 resulted in new disclosures only.

In February 2010, the FASB issued ASU No. 2010-09, Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements, which removes some contradictions between the requirements of GAAP and the rules of the Securities and Exchange Commission (“SEC”). SEC filers are required to evaluate subsequent events through the date the financial statements are issued, and they are no longer required to disclose the date through which subsequent events have been evaluated. This guidance was effective upon issuance.

In July 2010, the FASB issued ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses, which requires significant new disclosures about the allowance for credit losses and the credit quality of financing receivables. The requirements are intended to enhance transparency regarding credit losses and the credit quality of loan and lease receivables. Under this statement, allowance for credit losses and fair value are to be disclosed by portfolio segment, while credit quality information, impaired financing receivables and nonaccrual status are to be presented by class of financing receivable. The disclosures are to be presented at the level of disaggregation that management uses when assessing and monitoring the portfolio’s risk and performance. This ASU is effective for interim and annual reporting periods after December 15, 2010. The adoption of ASU 2010-20 during the period ended December 31, 2010 resulted in new disclosures only.

In January 2011, the FASB issued ASU No. 2011-01, Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20. The provisions of ASU No. 2010-20 required the disclosure of more granular information on the nature and extent of TDRs and their effect on the Allowance for Loan Losses for the period ending March 31, 2011. The amendments in this ASU defer the effective date related to these disclosures, enabling creditors to provide those disclosures after the FASB completes its project clarifying the guidance for determining what constitutes a TDR. Currently, that guidance is expected to be effective for interim and annual periods ending after June 15, 2011. The provisions of this ASU only defer the effective date of disclosure requirements related to TDRs.

Note C - Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Note 4 - Investment Securities

The amortized cost, unrealized gains and losses, and estimated fair value of securities available-for-sale at June 30, 2011 and December 31, 2010 are as follows:

Amortized Cost and Fair Value of Investment Portfolio

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

June 30, 2011
Securities available-for-sale:
U.S. Government agencies	$15,524	$50	$-	$15,574
Residential mortgage-backed securities	59,819	797	(137)	60,479
Collateralized agency mortgage obligations	54,440	278	(479)	54,239
Municipal securities	15,512	533	(3)	16,042
Corporate and other securities	500	-	(100)	400
Total investment securities	$145,795	$1,658	$(719)	$146,734

December 31, 2010
Securities available-for-sale:
U.S. Government agencies	$13,075	$181	$(96)	$13,160
Residential mortgage-backed securities	52,342	495	(438)	52,399
Collateralized agency mortgage obligations	60,711	111	(2,103)	58,719
Municipal securities	13,771	183	(146)	13,808
Corporate and other securities	2,675	5	(176)	2,504
Total investment securities	$142,574	$975	$(2,959)	$140,590

The amortized cost and fair values of securities available-for-sale at June 30, 2011 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. All of the Company’s residential mortgage-backed securities are backed by an agency of the U.S. government. The Company did not own any commercial mortgage-backed securities as of June 30, 2011 or December 31, 2010.

Maturities of Investment Portfolio

	June 30, 2011
	Amortized	Fair
	Cost	Value

U.S. Government agencies
Due one year or less	$14,999	$15,000
Due after five years through ten years	525	574
Residential mortgage-backed securities
Due after five years through ten years	1,225	1,255
Due after ten years	58,594	59,224
Collateralized agency mortgage obligations
Due after ten years	54,440	54,239
Municipal securities
Due after ten years	15,512	16,042
Corporate and other securities
Due after five years through ten years	500	400
Due after ten years	-	-
Total investment securites	$145,795	$146,734

Management periodically evaluates each investment security for other than temporary impairment, relying primarily on industry analyst reports, observation of market conditions and interest rate fluctuations. The following table shows gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position, for investment securities with unrealized losses at June 30, 2011 and December 31, 2010. The unrealized losses relate to debt securities that have incurred fair value reductions due to market volatility and uncertainty since the securities were purchased. Management believes that the unrealized losses are more likely than not to reverse as confidence returns to investment markets. Since none of the unrealized losses relate to the marketability of the securities or the issuer’s ability to honor redemption obligations, and it is more likely than not that the Company will not have to sell the investments before recovery of their amortized cost basis, none of the securities are deemed to be other than temporarily impaired. One corporate debt security has been in a loss position for twelve months or more at June 30, 2011. At December 31, 2010, two corporate debt securities were in a loss position for twelve months or more.

Investment Portfolio Gross Unrealized Losses and Fair Value

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

June 30, 2011
Securities available-for-sale:
Residential Mortgage-backed securities	$17,491	$(137)	$-	$-	$17,491	$(137)
Collateralized mortgage obligations	24,519	(479)	-	-	24,519	(479)
Municipal securities	509	(3)	-	-	509	(3)
Corporate and other securities	-	-	400	(100)	400	(100)

Total temporarily impaired
securities	$42,519	$(619)	$400	$(100)	$42,919	$(719)

December 31, 2010
Securities available-for-sale:
U.S. Government agencies	$9,904	$(96)	$-	$-	$9,904	$(96)
Residential Mortgage-backed securities	37,052	(438)	-	-	37,052	(438)
Collateralized mortgage obligations	53,232	(2,103)	-	-	53,232	(2,103)
Municipal securities	6,215	(146)	-	-	6,215	(146)
Corporate and other securities	-	-	1,475	(176)	1,475	(176)

Total temporarily impaired
securities	$106,403	$(2,783)	$1,475	$(176)	$107,878	$(2,959)

Securities with a fair value of  $4.2 million and  $4.2 million at June 30, 2011 and December 31, 2010, respectively, were pledged to secure an interest rate swap and securities sold under agreements to repurchase. During the six months ended June 30, 2011, the Company sold  $24.3 million of securities available-for-sale, resulting in a gross gain of  $0.02 million. Securities available-for-sale with a book value of  $5.2 million were sold in the six months ended June 30, 2010 resulting in a gross gain of  $0.02 million.

The aggregate cost of the Company’s cost method investments totaled  $2.0 million at June 30, 2011 and  $2.3 million at December 31, 2010. Cost method investments at June 30, 2011 included  $1.9 million in Federal Home Loan Bank (“FHLB”) stock and  $0.1 million of other investments which are included in other assets. All cost method investments were evaluated for impairment as of June 30, 2011 and December 31, 2010. The following factors have been considered in determining the carrying amount of FHLB stock: 1) management’s current belief that the Company has sufficient liquidity to meet all operational needs in the foreseeable future and would not need to dispose of the stock below recorded amounts, 2) management’s belief that the FHLB has the ability to absorb economic losses given the expectation that the FHLB has a high degree of government support and 3) redemptions and purchases of the stock are at the discretion of the FHLB. At June 30, 2011 and December 31, 2010, the Company estimated that the fair values of cost method investments equaled or exceeded the cost of each of these investments, and, therefore, the investments were not impaired.

NOTE C – INVESTMENTS

The amortized cost and fair value of investment securities available-for-sale, with gross unrealized gains and losses, at December 31 follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2010
U.S. Government agencies	$13,075	$181	$(96)	$13,160
Residential mortgage-backed securities	52,342	495	(438)	52,399
Collateralized agency mortgage obligations	60,711	111	(2,103)	58,719
Municipal securities	13,771	183	(146)	13,808
Corporate and other securities	2,675	5	(176)	2,504
Total investment securities	$142,574	$975	$(2,959)	$140,590

2009
U.S. Government agencies	$5,586	$189	$(16)	$5,759
Residential mortgage-backed securities	16,444	396	(67)	16,773
Collateralized agency mortgage obligations	3,232	12	(23)	3,221
Municipal securities	13,641	448	(205)	13,884
Corporate and other securities	3,182	14	(266)	2,930
Total investment securities	$42,085	$1,059	$(577)	$42,567

All of the mortgage-backed securities held by Park Sterling are backed by an agency of the U.S. government.

Investment securities with a fair market value of  $4.2 million and  $5.2 million were pledged to secure repurchase agreements and the interest rate swap at December 31, 2010 and 2009, respectively.

The amortized cost and fair value of investment securities available-for-sale at December 31 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	2010		2009
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Due after one year through five years	$12,548	$12,590	$5,055	$5,219
Due after five years through ten years	17,325	17,126	1,685	1,606
Due after ten years	112,701	110,874	35,345	35,742
Total investment securities	$142,574	$140,590	$42,085	$42,567

Sales of investment securities available-for-sale for the years ended December 31 are as follows:

	2010	2009	2008
Proceeds from sales	$2,155	$11,490	$-
Gross realized gains	50	349	-
Gross realized losses	(31)	-	-

On a quarterly basis, management evaluates its investments for other than temporary impairment, relying primarily on industry analyst reports, observation of market conditions and interest rate fluctuations. The following table shows gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position for securities with unrealized losses at December 31, 2010 and 2009. Since none of the unrealized losses relate to the marketability of the securities or the issuer’s ability to honor redemption obligations, and it is more likely than not that the Company will not have to sell the investments before recovery of their amortized cost basis, none of the securities are deemed to be other than temporarily impaired. At December 31, 2010, two corporate debt securities have been in a loss position for twelve months or more.

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
2010
U.S. Government agencies	$9,904	$(96)	$-	$-	$9,904	$(96)
Mortgage-backed securities	37,052	(438)	-	-	37,052	(438)
Collateralized mortgage obligations	53,232	(2,103)	-	-	53,232	(2,103)
Municipal securities	6,215	(146)	-	-	6,215	(146)
Corporate and other securities	-	-	1,475	(176)	1,475	(176)
Total temporarily impaired securities	$106,403	$(2,783)	$1,475	$(176)	$107,878	$(2,959)

2009
U.S. Government agencies	$984	$(16)	$-	$-	$984	$(16)
Mortgage-backed securities	5,442	(67)	-	-	5,442	(67)
Collateralized mortgage obligations	2,555	(23)	-	-	2,555	(23)
Municipal securities	2,723	(22)	3,289	(183)	6,012	(205)
Corporate and other securities	400	(100)	2,016	(166)	2,416	(266)
Total temporarily impaired securities	$12,104	$(228)	$5,305	$(349)	$17,409	$(577)

At December 31, 2010 and 2009, the Company had investments, carried at cost, totaling  $2.3 million and  $2.4 million which include  $1.8 million and  $1.9 million of FHLB stock. These investments were evaluated for impairment as of December 31, 2010 and management believes the fair value of these investments exceeded the cost. During 2009, the Company recognized an impairment loss related to the investments in Silverton Bank subordinated debt and Silverton Bank common stock, equivalent to 100% of the cost of the investments, in the amount of  $500 thousand and  $198 thousand, respectively.

Note D - Loans	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 5 – Loans and Allowance for Loan Losses

The following is a summary of the loan portfolio at June 30, 2011 and December 31, 2010:

	June 30,	December 31,
	2011	2010
Commercial:
Commercial and industrial	$45,056	$48,401
Commercial real estate - owner-occupied	61,878	55,089
Commercial real estate - investor income producing	111,349	110,407
Acquisition, construction and development	64,662	87,846
Other commercial	6,840	3,225
Total commercial loans	289,785	304,968

Consumer:
Residential mortgage	21,767	21,716
Home equity lines of credit	56,481	56,968
Residential construction	6,048	9,051
Other loans to individuals	6,494	7,245
Total consumer loans	90,790	94,980
Total loans	380,575	399,948
Deferred fees	(210)	(119)
Total loans, net of deferred fees	$380,365	$399,829

At June 30, 2011 and December 31, 2010, the carrying value of loans pledged as collateral on FHLB borrowings totaled  $50.5 million and  $43.8 million, respectively.

Concentrations of Credit - Loans are primarily made in the Charlotte and Wilmington regions of North Carolina. Real estate loans can be affected by the condition of the local real estate market. Commercial and industrial loans can be affected by the local economic conditions. The commercial loan portfolio has concentrations in business loans secured by real estate and real estate development loans. Primary concentrations in the consumer loan portfolio include home equity lines of credit and residential mortgages. At June 30, 2011 and December 31, 2010, the Company had no loans outstanding with non-U.S. entities.

Allowance for Loan Losses - The following table presents, by portfolio segment, the activity in the allowance for loan losses for the three and six months ended June 30, 2011. The following table also presents, by portfolio segment, the balance in the allowance for loan losses disaggregated based on the Company’s impairment measurement method and the related recorded investment in loans at June 30, 2011 and December 31, 2010.

	Commercial	Consumer	Unallocated	Total
For the three months ended June 30, 2011
Allowance for Loan Losses:
Balance, beginning of period	$8,034	$1,875	$1,859	$11,768
Provision for loan losses	3,138	103	4	3,245
Charge-offs	(3,486)	(610)	-	(4,096)
Recoveries	350	10	-	360
Net charge-offs	(3,136)	(600)	-	(3,736)
Ending balance	$8,036	$1,378	$1,863	$11,277

For the six months ended June 30, 2011
Allowance for Loan Losses:
Balance, beginning of period	$9,165	$1,375	$1,884	$12,424
Provision for loan losses	5,842	1,886	(21)	7,707
Charge-offs	(7,781)	(1,896)	-	(9,677)
Recoveries	810	13	-	823
Net charge-offs	(6,971)	(1,883)	-	(8,854)
Ending balance	$8,036	$1,378	$1,863	$11,277

At June 30, 2011
Allowance for Loan Losses:
Individually evaluated for impairment	$1,871	$80	$-	$1,951
Collectively evaluated for impairment	6,108	1,355	1,863	9,326
Total	$7,979	$1,435	$1,863	$11,277

Recorded Investment in Loans:
Individually evaluated for impairment	$24,565	$1,000	$-	$25,565
Collectively evaluated for impairment	265,220	89,790	-	355,010
Total	$289,785	$90,790	$-	$380,575

At December 31, 2010
Allowance for Loan Losses:
Individually evaluated for impairment	$4,092	$115	$-	$4,207
Collectively evaluated for impairment	5,073	1,260	1,884	8,217
Total	$9,165	$1,375	$1,884	$12,424

Recorded Investment in Loans:
Individually evaluated for impairment	$37,451	$3,460	$-	$40,911
Collectively evaluated for impairment	267,517	91,520	-	359,037
Total	$304,968	$94,980	$-	$399,948

A summary of the activity in the allowance for loan losses for the three- and six-month periods ended June 30, 2011 and 2010 follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010
Balance, beginning of period	$11,768	$8,380	$12,424	$7,402
Provision for loan losses	3,245	1,094	7,707	2,625

Charge-offs	(4,096)	(502)	(9,677)	(1,056)
Recoveries	360	2	823	3
Net charge-offs	(3,736)	(500)	(8,854)	(1,053)

Balance, end of period	$11,277	$8,974	$11,277	$8,974

The Company’s loan loss allowance methodology includes a comprehensive qualitative component.  Qualitative reserves represent an estimate of the amount for which it is probable that environmental factors will cause the quantitatively determined loss contingency estimate to differ from historical results or other assumptions.  The Company has identified six environmental factors for inclusion in its allowance methodology at this time, aggregating  $1.9 million at June 30, 2011 and December 31, 2010, including (i) portfolio trends, (ii) portfolio concentrations, (iii) economic and market trends, (iv) changes in lending practices, (v) regulatory environment, and (vi) other factors.  The first three factors are believed by management to present the most significant risk to the portfolio, and are therefore associated with both higher absolute and range of potential reserve percentages.  The reserve percentages for each of the six factors are derived from available industry information combined with management judgment.  The Company may consider both trends and absolute levels of such factors, if applicable.

The Company evaluates and estimates off-balance sheet credit exposure at the same time it estimates credit losses for loans by a similar process.  These estimated credit losses are not recorded as part of the allowance for loan losses, but are recorded to a separate liability account by a charge to income, if material.  Loan commitments, unused lines of credit and standby letters of credit make up the off-balance sheet items reviewed for potential credit losses.  These estimated credit losses were not material at June 30, 2011 and December 31, 2010.

Credit Quality Indicators - The Company uses several credit quality indicators to manage credit risk in an ongoing manner. The Company's primary credit quality indicator is an internal credit risk rating system that categorizes loans into pass, special mention, or classified categories. Credit risk ratings are applied individually to those classes of loans that have significant or unique credit characteristics that benefit from a case-by-case evaluation. These are typically loans to businesses or individuals in the classes that comprise the commercial portfolio segment. Groups of loans that are underwritten and structured using standardized criteria and characteristics, such as statistical models (e.g., credit scoring or payment performance), are typically risk rated and monitored collectively. These are typically loans to individuals in the classes that comprise the consumer portfolio segment.

The following are the definitions of the Company's credit quality indicators:

Pass:
Loans in classes that comprise the commercial and consumer portfolio segments that are not adversely rated, are contractually current as to principal and interest, and are otherwise in compliance with the contractual terms of the loan agreement. Management believes there is a low likelihood of loss related to those loans that are considered pass.

Special Mention:

Loans in classes that comprise the commercial and consumer portfolio segments that have potential weaknesses that deserve management's close attention. If not addressed, these potential weaknesses may result in deterioration of the repayment prospects for the loan. Management believes there is a moderate likelihood of some loss related to those loans that are considered special mention.

Classified:

Loans in the classes that comprise the commercial portfolio segment that are inadequately protected by the sound worth and paying capacity of the borrower or of the collateral pledged, if any. Classified loans are also those in the classes that comprise the consumer portfolio segment that are past due 90 days or more as to principal or interest. Residential mortgage and home equity loans may be current as to principal and interest, but may be considered classified for a period of up to six months. Following a period of demonstrated performance in accordance with contractual terms, the loan may be removed from classified status. Management believes that there is a distinct possibility that the Company will sustain some loss if the deficiencies related to classified loans are not corrected in a timely manner.

The Company's credit quality indicators are periodically updated on a case-by-case basis. The following tables present the recorded investment in the Company's loans as of June 30, 2011 and December 31, 2010, by loan class and by credit quality indicator.

	As of June 30, 2011

		Commercial
	Commercial	Real Estate	CRE-Investor	Acquisition,
	and	(CRE)-Owner	Income	Construction	Other	Total
	Industrial	Occupied	Producing	and Development	Commercial	Commercial
Pass	$41,356	$56,294	$98,506	$27,065	$6,840	$230,061
Special mention	2,760	1,103	3,964	13,317	-	21,144
Classified	940	4,481	8,879	24,280	-	38,580
Total	$45,056	$61,878	$111,349	$64,662	$6,840	$289,785

	Residential	Home Equity	Residential	Other Loans to		Total
	Mortgage	Lines of Credit	Construction	Individuals		Consumer
Pass	$19,613	$53,930	$5,954	$6,384		$85,881
Special mention	945	838	-	-		1,783
Classified	1,209	1,713	94	110		3,126
Total	$21,767	$56,481	$6,048	$6,494		$90,790

Total Recorded Investment in Loans						$380,575

	As of December 31, 2010

		Commercial
	Commercial	Real Estate	CRE-Investor	Acquisition,
	and	(CRE)-Owner	Income	Construction	Other	Total
	Industrial	Occupied	Producing	and Development	Commercial	Commercial
Pass	$46,888	$52,746	$98,195	$37,435	$3,225	$238,489
Special mention	262	-	9,520	14,289	-	24,071
Classified	1,251	2,343	2,692	36,122	-	42,408
Total	$48,401	$55,089	$110,407	$87,846	$3,225	$304,968

	Residential	Home Equity	Residential	Other Loans to		Total
	Mortgage	Lines of Credit	Construction	Individuals		Consumer
Pass	$19,160	$53,839	$7,951	$7,245		$88,195
Special mention	1,359	1,607	-	-		2,966
Classified	1,197	1,522	1,100	-		3,819
Total	$21,716	$56,968	$9,051	$7,245		$94,980

Total Recorded Investment in Loans						$399,948

Aging Analysis of Accruing and Non-Accruing Loans - The Company considers a loan to be past due or delinquent when the terms of the contractual obligation are not met by the borrower. The following presents by class, an aging analysis of the Company’s accruing and non-accruing loans as of June 30, 2011 and December 31, 2010.

	30-59	60-89	Past Due
	Days	Days	90 Days
	Past Due	Past Due	or More	Current	Total Loans
As of June 30, 2011
Commercial:
Commercial and industrial	$-	$-	$-	$45,056	$45,056
Commercial real estate - owner-occupied	-	-	-	61,878	61,878
Commercial real estate - investor income producing	633	-	-	110,716	111,349
Acquisition, construction and development	-	888	9,064	54,710	64,662
Other commercial	-	-	-	6,840	6,840
Total commercial loans	633	888	9,064	279,200	289,785

Consumer:
Residential mortgage	-	-	-	21,767	21,767
Home equity lines of credit	-	-	-	56,481	56,481
Residential construction	-	-	-	6,048	6,048
Other loans to individuals	-	-	-	6,494	6,494
Total consumer loans	-	-	-	90,790	90,790
Total loans	$633	$888	$9,064	$369,990	$380,575

As of December 31, 2010
Commercial:
Commercial and industrial	$-	$593	$111	$47,697	$48,401
Commercial real estate - owner-occupied	717	-	-	54,372	55,089
Commercial real estate - investor income producing	-	-	261	110,146	110,407
Acquisition, construction and development	4,025	4,188	5,676	73,957	87,846
Other commercial	-	-	-	3,225	3,225
Total commercial loans	4,742	4,781	6,048	289,397	304,968

Consumer:
Residential mortgage	-	-	374	21,342	21,716
Home equity lines of credit	1,000	-	-	55,968	56,968
Residential construction	-	1,000	-	8,051	9,051
Other loans to individuals	-	-	-	7,245	7,245
Total consumer loans	1,000	1,000	374	92,606	94,980
Total loans	$5,742	$5,781	$6,422	$382,003	$399,948

Impaired Loans - All classes of loans are considered impaired when, based on current information and events, it is probable the Company will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. Impaired loans may include all classes of nonaccruing loans and loans modified in a troubled debt restructuring (“TDR”). If a loan is impaired, a specific valuation allowance is allocated, if necessary, so that the loan is reported net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis. Impaired loans, or portions thereof, are charged off when deemed uncollectible.

Information for impaired loans, none of which are accruing interest, at and for the periods ended June 30, 2011 is set forth in the following table:

				Three Months Ended		Six Months Ended
				June 30,		June 30,
		Unpaid	Related	Average	Interest	Average	Interest
	Recorded	Principal	Allowance For	Recorded	Income	Recorded	Income
	Investment	Balance	Loan Losses	Investment	Recognized	Investment	Recognized
Impaired Loans with No Related
Allowance Recorded:
Commercial:
Commercial and industrial	$11	$860	$-	$315	$-	$715	$-
CRE - owner-occupied	-	-	-	153	-	428	-
CRE - investor income producing	317	514	-	755	-	902	-
Acquisition, construction and
development	17,160	24,532	-	23,988	-	22,678	-
Other commercial	-	-	-	-	-	-	-
Total commercial loans	17,488	25,906	-	25,211	-	24,723	-
Consumer:
Residential mortgage	-	-	-	1,059	-	972	-
Home equity lines of credit	-	1,700	-	12	-	289	-
Residential construction	95	380	-	902	-	980	-
Other loans to individuals	-	10	-	-	-	-	-
Total consumer loans	95	2,090	-	1,973	-	2,241	-
Total impaired loans with no related
allowance recorded	$17,583	$27,996	$-	$27,184	$-	$26,964	$-

Impaired Loans with an
Allowance Recorded:
Commercial:
Commercial and industrial	$443	$443	$222	$-	$-	$-	$-
CRE - owner-occupied	-	-	-	-	-	-	-
CRE - investor income producing	455	468	112	465	-	472	-
Acquisition, construction and
development	6,179	6,273	1,537	6,235	-	4,124	-
Other commercial	-	-	-	-	-	-	-
Total commercial loans	7,077	7,184	1,871	6,700	-	4,596	-
Consumer:
Residential mortgage	405	407	10	138	-	70	-
Home equity lines of credit	500	500	70	-	-	-	-
Residential construction	-	-	-	-	-	-	-
Other loans to individuals	-	-	-	-	-	-	-
Total consumer loans	905	907	80	138	-	70	-
Total impaired loans with an
allowance recorded	$7,982	$8,091	$1,951	$6,838	$-	$4,666	$-

Impaired Loans:
Commercial	$24,565	$33,090	$1,871	$31,911	$-	$29,319	$-
Consumer	1,000	2,997	80	2,111	-	2,311	-
Total impaired loans	$25,565	$36,087	$1,951	$34,022	$-	$31,630	$-

Information for impaired loans, none of which are accruing interest, at and for the year ended December 31, 2010 is set forth in the following table:

		Unpaid	Related	Average	Interest
	Recorded	Principal	Allowance For	Recorded	Income
	Investment	Balance	Loan Losses	Investment	Recognized
Impaired Loans with No Related
Allowance Recorded:
Commercial:
Commercial and industrial	$722	$913	$-	$69	$-
CRE - owner-occupied	-	-	-	-	-
CRE - investor income producing	583	841	-	15	-
Acquisition, construction and
development	19,054	25,909	-	3,753	-
Other commercial	-	-	-	-	-
Total commercial loans	20,359	27,663	-	3,837	-
Consumer:
Residential mortgage	1,197	1,255	-	111	-
Home equity lines of credit	164	165	-	3	-
Residential construction	1,100	2,174	-	27	-
Other loans to individuals	-	-	-		-
Total consumer loans	2,461	3,594	-	141	-
Total impaired loans with no related
allowance recorded	$22,820	$31,257	$-	$3,978	$-

Impaired Loans with an
Allowance Recorded:
Commercial:
Commercial and industrial	$437	$437	$280	$2	$-
CRE - owner-occupied	717	741	136	393	-
CRE - investor income producing	1,119	1,209	277	404	-
Acquisition, construction and
development	14,818	14,828	3,399	328	-
Other commercial	-	-	-		-
Total commercial loans	17,091	17,215	4,092	1,127	-
Consumer:
Residential mortgage	-	-	-	-	-
Home equity lines of credit	1,000	1,000	115	22	-
Residential construction	-	-	-	-	-
Other loans to individuals	-	-	-	-	-
Total consumer loans	1,000	1,000	115	22	-
Total impaired loans with an
allowance recorded	$18,091	$18,215	$4,207	$1,149	$-

Impaired Loans:
Commercial	$37,450	$44,878	$4,092	$4,964	$-
Consumer	3,461	4,594	115	163	-
Total impaired loans	$40,911	$49,472	$4,207	$5,127	$-
During the three and six months ended June 30, 2011 and 2010, the Company did not recognize any interest income, including interest income recognized on a cash basis, within the period that loans were impaired.

Nonaccrual and Past Due Loans - It is the general policy of the Company to stop accruing interest income when a loan is placed on nonaccrual status and any interest previously accrued but not collected is reversed against current income. Generally, a loan is placed on nonaccrual status when it is over 90 days past due and there is reasonable doubt that all principal will be collected. The recorded investment in nonaccrual loans at June 30, 2011 and December 31, 2010 follows:

	June 30,	December 31,
	2011	2010
Commercial:
Commercial and industrial	$454	$1,159
CRE - owner-occupied	-	717
CRE - investor income producing	772	1,702
Acquisition, construction and development	23,339	33,872
Other commercial	-	-
Total commercial loans	24,565	37,450
Consumer:
Residential mortgage	405	1,197
Home equity lines of credit	500	1,164
Residential construction	95	1,100
Other loans to individuals	-	-
Total consumer loans	1,000	3,461
Total nonaccrual loans	$25,565	$40,911

Nonaccrual loans at June 30, 2011 include  $12.9 million of TDR loans of which  $12.0 million is in the acquisition, construction and development portfolio. There was no recorded allowance for these loans as of June 30, 2011. Nonaccrual loans at December 31, 2010 include  $24.9 million of TDR loans of which  $23.7 million is in the acquisition, construction and development portfolio. The December 31, 2010 recorded allowance for these loans was  $2.4 million.

At June 30, 2011 and December 31, 2010, there were no loans 90 days or more past due and accruing interest.

Related Party Loans – From time to time, the Company engages in loan transactions with its directors, executive officers and their related interests (collectively referred to as “related parties”). Such loans are made in the ordinary course of business and on substantially the same terms and collateral as those for comparable transactions prevailing at the time and do not involve more than the normal risk of collectability or present other unfavorable features. A summary of activity in loans to related parties is as follows:

Six Months Ended
June 30,
2011
Beginning balance	$5,075
Disbursements	524
Repayments	(1,088)
Ending balance	$4,511

At June 30, 2011 and December 31, 2010, the Company had pre-approved but unused lines of credit totaling  $3.5 million to related parties.

NOTE D – LOANS

The Company’s loan portfolio was comprised of the following at December 31:

	2010	2009
Commercial:
Commercial and industrial	$48,401	$41,980
Commercial real estate - owner-occupied	55,089	50,693
Commercial real estate - investor income producing	110,407	112,508
Acquisition, construction and development	87,846	100,668
Other commercial	3,225	1,115
Total commercial loans	304,968	306,964

Consumer:
Residential mortgage	21,716	20,577
Home equity lines of credit	56,968	52,026
Residential construction	9,051	11,639
Other loans to individuals	7,245	6,471
Total consumer loans	94,980	90,713
Total loans	399,948	397,677
Deferred fees	(119)	(113)
Total loans, net of deferred fees	$399,829	$397,564

Park Sterling's policy normally requires a loan that is 90 days past due and for which there is reasonable doubt that all principal will be collected to be placed on nonaccrual status. Accrued interest on such loans is reversed when the loan is placed on nonaccrual status. Charge-off to the allowance for loan losses may ensue following timely collection efforts and a thorough review of payment sources. Further efforts are then pursued through various means available.  Loans carried in a nonaccrual status are generally secured by collateral, which is considered in the determination of the allowance for loan losses, through the impaired loan process.

At December 31, 2010, the carrying value of loans pledged as collateral on FHLB borrowings totaled  $43.8 million.

The following table details loan maturities by loan class at December 31, 2010:

	30-59	60-89	Past Due
	Days	Days	90 Days
(dollars in thousands)	Past Due	Past Due	or More	Current	Total Loans

As of December 31, 2010
Commercial:
Commercial and industrial	$-	$593	$111	$47,697	$48,401
Commercial real estate - owner-occupied	717	-	-	54,372	55,089
Commercial real estate - investor income producing	-	-	261	110,146	110,407
Acquisition, construction and development	4,025	4,188	5,676	73,957	87,846
Other commercial	-	-	-	3,225	3,225
Total commercial loans	4,742	4,781	6,048	289,397	304,968

Consumer:
Residential mortgage	-	-	374	21,342	21,716
Home equity lines of credit	1,000	-	-	55,968	56,968
Residential construction	-	1,000	-	8,051	9,051
Other loans to individuals	-	-	-	7,245	7,245
Total consumer loans	1,000	1,000	374	92,606	94,980
Total loans	$5,742	$5,781	$6,422	$382,003	$399,948

Concentrations of Credit - Loans are primarily made in the Charlotte and Wilmington regions of North Carolina. Real estate loans can be affected by the condition of the local real estate market. Commercial and industrial loans can be affected by the local economic conditions. The commercial loan portfolio has concentrations in business loans secured by real estate and real estate development loans. Primary concentrations in the consumer loan portfolio include home equity lines of credit and residential mortgages. At December 31, 2010 and 2009, we had no loans outstanding with non-U.S. entities.

Allowance for Loan Losses - The following table presents, by portfolio segment, the activity in the allowance for loan losses for the year ended December 31, 2010. The following table also presents, by portfolio segment, the balance in the allowance for loan losses disaggregated on the basis of the Company’s impairment measurement method and the related recorded investment in loans at December 31, 2010.

	Commercial	Consumer	Unallocated	Total
For the year ended December 31, 2010
Allowance for Loan Losses:
Balance, beginning of year	$5,799	$1,603	$-	$7,402
Provision for loan losses	13,336	1,785	1,884	17,005
Charge-offs	(10,025)	(2,017)	-	(12,042)
Recoveries	54	5	-	59
Net charge-offs	(9,971)	(2,012)	-	(11,983)
Ending balance	$9,165	$1,375	$1,884	$12,424

At December 31, 2010
Allowance for Loan Losses:
Individually evaluated for impairment	$4,092	$115	$-	$4,207
Collectively evaluated for impairment	5,073	1,260	1,884	8,217
Total	$9,165	$1,375	$1,884	$12,424

Recorded Investment in Loans:
Individually evaluated for impairment	$37,451	$3,460	$-	$40,911
Collectively evaluated for impairment	267,517	91,520	-	359,037
Total	$304,968	$94,980	$-	$399,948

A summary of the activity in the allowance for loan losses for the years ended December 31, 2009 and 2008 follows:

	2009	2008
Balance, beginning of year	$5,568	$3,398
Provision for loan losses	3,272	2,544

Charge-offs	(1,438)	(374)
Recoveries	-	-
Net charge-offs	(1,438)	(374)
Balance, end of year	$7,402	$5,568

The Company introduced refinements to its loan loss allowance methodology in the third quarter of 2010. The principal refinement was the addition of a more comprehensive qualitative component.  Qualitative reserves represent an estimate of the amount for which it is probable that environmental factors will cause the quantitatively determined loss contingency estimate to differ from historical results or other assumptions.  The Bank has identified six environmental factors for inclusion in our allowance methodology at this time, aggregating  $1.8 million at December 31, 2010, including (i) portfolio trends, (ii) portfolio concentrations, (iii) economic and market trends, (iv) changes in lending practices, (v) regulatory environment, and (vi) other factors.  The first three factors are believed by management to present the most significant risk to the portfolio, and are therefore associated with both higher absolute and range of potential reserve percentage.  The reserve percentages for each of the six factors are derived from available industry information combined with management judgment.  The Bank may consider both trends and absolute levels of such factors, if applicable.

The Bank evaluates and estimates off-balance sheet credit exposure at the same time it estimates credit losses for loans by a similar process.  These estimated credit losses are not recorded as part of the allowance for loan losses, but are recorded to a separate liability account by a charge to income, if material.  Loan commitments, unused lines of credit and standby letters of credit make up the off-balance sheet items reviewed for potential credit losses.  These estimated credit losses were not material at December 31, 2010 and 2009.

Credit Quality Indicators - The Company uses several credit quality indicators to manage credit risk in an ongoing manner. The Company's primary credit quality indicator is an internal credit risk rating system that categorizes loans into pass, special mention, or classified categories. Credit risk ratings are applied individually to those classes of loans that have significant or unique credit characteristics that benefit from a case-by-case evaluation. These are typically loans to businesses or individuals in the classes which comprise the commercial portfolio segment. Groups of loans that are underwritten and structured using standardized criteria and characteristics, such as statistical models (e.g., credit scoring or payment performance), are typically risk rated and monitored collectively. These are typically loans to individuals in the classes which comprise the consumer portfolio segment.

The following are the definitions of the Company's credit quality indicators:

Pass:
Loans in classes that comprise the commercial and consumer portfolio segments that are not adversely rated, are contractually current as to principal and interest, and are otherwise in compliance with the contractual terms of the loan agreement. Management believes that there is a low likelihood of loss related to those loans that are considered pass.

Special Mention:
Loans in classes that comprise the commercial and consumer portfolio segments that have potential weaknesses that deserve management's close attention. If not addressed, these potential weaknesses may result in deterioration of the repayment prospects for the loan. Management believes that there is a moderate likelihood of some loss related to those loans that are considered special mention.

Classified:
Loans in the classes that comprise the commercial portfolio segment that are inadequately protected by the sound worth and paying capacity of the borrower or of the collateral pledged, if any. Classified loans are also those in the classes that comprise the consumer portfolio segment that are past due 90 days or more as to principal or interest. Residential mortgage and home equity loans that are past due 90 days or more as to principal or interest may be considered pass if the Company is in the process of collection and the current loan-to-value ratio is 60% or less. Residential mortgage and home equity loans may be current as to principal and interest, but may be considered classified for a period of up to six months. Following a period of demonstrated performance in accordance with contractual terms, the loan may be removed from classified status. Management believes that there is a distinct possibility that the Company will sustain some loss if the deficiencies related to classified loans are not corrected in a timely manner.

The Company's credit quality indicators are periodically updated on a case-by-case basis. The following table presents the recorded investment in the Company's loans as of December 31, 2010, by loan class and by credit quality indicator.

	Commercial and Industrial	Commercial Real Estate (CRE)-Owner Occupied	CRE-Investor Income Producing	Acquisition, Construction and Development	Other Commercial	Total Commercial
Pass	$46,888	$52,746	$98,195	$37,435	$3,225	$238,489
Special mention	262	-	9,520	14,289	-	24,071
Classified	1,251	2,343	2,692	36,122	-	42,408
Total	$48,401	$55,089	$110,407	$87,846	$3,225	$304,968

	Residential	Home Equity	Residential	Other Loans to		Total
	Mortgage	Lines of Credit	Construction	Individuals		Consumer
Pass	$19,160	$53,839	$7,951	$7,245		$88,195
Special mention	1,359	1,607	-	-		2,966
Classified	1,197	1,522	1,100	-		3,819
Total	$21,716	$56,968	$9,051	$7,245		$94,980

Total Recorded Investment in Loans						$399,948

Impaired Loans - Loans are considered impaired when, based on current information and events, it is probable the Company will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. Impaired loans may include all classes of nonaccruing loans and loans modified in a TDR. If a loan is impaired, a specific valuation allowance is allocated, if necessary, so that the loan is reported net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis. Impaired loans, or portions thereof, are charged off when deemed uncollectible.

Information for impaired loans, none of which are accruing interest, at and for the year ended December 31, 2010 is set forth in the following table:

	Recorded Investment	Unpaid Principal Balance	Related Allowance For Loan Losses	Average Recorded Investment	Interest Income Recognized
Impaired Loans with No Related
Allowance Recorded:
Commercial:
Commercial and industrial	$722	$913	$-	$69	$-
CRE - owner-occupied	-	-	-	-	-
CRE - investor income producing	583	841	-	15	-
Acquisition, construction and
development	19,054	25,909	-	3,753	-
Other commercial	-	-	-	-	-
Total commercial loans	20,359	27,663	-	3,837	-
Consumer:
Residential mortgage	1,197	1,255	-	111	-
Home equity lines of credit	164	165	-	3	-
Residential construction	1,100	2,174	-	27	-
Other loans to individuals	-	-	-		-
Total consumer loans	2,461	3,594	-	141	-
Total impaired loans with no related
allowance recorded	$22,820	$31,257	$-	$3,978	$-

Impaired Loans with an
Allowance Recorded:
Commercial:
Commercial and industrial	$437	$437	$280	$2	$-
CRE - owner-occupied	717	741	136	393	-
CRE - investor income producing	1,119	1,209	277	404	-
Acquisition, construction and
development	14,818	14,828	3,399	328	-
Other commercial	-	-	-		-
Total commercial loans	17,091	17,215	4,092	1,127	-
Consumer:
Residential mortgage	-	-	-	-	-
Home equity lines of credit	1,000	1,000	115	22	-
Residential construction	-	-	-	-	-
Other loans to individuals	-	-	-	-	-
Total consumer loans	1,000	1,000	115	22	-
Total impaired loans with an
allowance recorded	$18,091	$18,215	$4,207	$1,149	$-

Impaired Loans:
Commercial	$37,450	$44,878	$4,092	$4,964	$-
Consumer	3,461	4,594	115	163	-
Total impaired loans	$40,911	$49,472	$4,207	$5,127	$-

Information for impaired loans at December 31, 2009 is set forth in the following table:

		Average
	Recorded	Recorded
	Investment	Investment
Impaired loans without a related allowance for loan losses	$4,160	$783
Impaired loans with a related allowance for loan losses	1,168	496
Total impaired loans	$5,328	$1,279

Allowance for loan losses related to impaired loans	$175

During the three years ended December 31, 2010, the Company did not recognize any interest income, including interest income recognized on a cash basis, within the period that loans were impaired.

Nonaccrual and Past Due Loans - The recorded investment in nonaccrual loans at December 31 follows:

	2010	2009
Commercial:
Commercial and industrial	$1,159	$-
CRE - owner-occupied	717	-
CRE - investor income producing	1,702	-
Acquisition, construction and development	33,872	860
Other commercial	-	-
Total commercial loans	37,450	860
Consumer:
Residential mortgage	1,197	1,520
Home equity lines of credit	1,164	-
Residential construction	1,100	308
Other loans to individuals	-	-
Total consumer loans	3,461	1,828
Total nonaccrual loans	$40,911	$2,688

Interest income on nonaccrual loans included in the results of operations for 2010 and 2009 totaled  $1.5 million and  $95 thousand, respectively. If interest on these loans would have been accrued in accordance with their original terms, interest income would have increased by  $275 thousand and  $70 thousand for the years ended December 31, 2010 and 2009, respectively. There were no nonaccrual loans during 2008.

Nonaccrual loans at December 31, 2010 include  $24.9 million of troubled debt restructured loans of which  $23.7 million is in the acquisition, construction and development portfolio. The December 31, 2010 recorded allowance for these loans was  $2.4 million. There were no TDRs at December 31, 2009.

At December 31, 2010 and 2009, there were no loans 90 days or more past due and accruing interest.

Related Party Loans – From time to time, the Company engages in loan transactions with its directors, executive officers and their related interests (collectively referred to as “related parties”). Such loans are made in the ordinary course of business and on substantially the same terms and collateral as those for comparable transactions prevailing at the time and do not involve more than the normal risk of collectability or present other unfavorable features. A summary of activity in loans to related parties is as follows:

	2010	2009
Balance, beginning of year	$13,913	$11,789
Disbursements	2,030	7,872
Repayments	(2,597)	(5,748)
Loans associated with former board
members and executive officers	(8,271)	-
Balance, end of year	$5,075	$13,913

At December 31, 2010, the Company had pre-approved but unused lines of credit totaling  $2.0 million to related parties.

Note E - Premises and Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment Disclosure [Text Block]
NOTE E – PREMISES AND EQUIPMENT

Following is a summary of premises and equipment at December 31:

	2010	2009
Buildings	$1,620	$1,620
Leasehold improvements	490	437
Furniture and equipment	1,225	1,062
Autos	55	135
Land	2,368	2,368
Fixed assets in process	-	2
Premises and equipment	5,758	5,624
Accumulated depreciation	(1,281)	(959)
Premises and equipment, net	$4,477	$4,665

Depreciation and amortization expense for the years ended December 31, 2010, 2009 and 2008 amounted to  $354 thousand,  $388 thousand and  $338 thousand, respectively. These amounts are included in the occupancy and equipment line item in the Consolidated Statements of Income (Loss).

Note F - Deposits	12 Months Ended
Dec. 31, 2010
Deposit Liabilities Disclosures [Text Block]
NOTE F – DEPOSITS

Following is a summary of deposits at December 31:

	2010	2009
Retail certificates of deposit:
$100,000 or more	$115,920	$104,854
Less than $100,000	78,242	76,456
Total retail certificates of deposit	194,162	181,310
Demand accounts	9,372	9,650
Savings and market accounts	62,293	42,660
Total retail interest-bearing deposits	265,827	233,620
Brokered certificates of deposits	105,659	134,930
Total interest-bearing deposits	371,486	368,550
Noninterest-bearing deposits	36,334	24,083
Total deposits	$407,820	$392,633

At December 31, 2010, the scheduled maturities of time deposits are as follows:

	Less Than	$100
	$100	Thousand
	Thousand	or More	Total
2011	$70,169	$149,885	$220,054
2012	6,492	41,165	47,657
2013	1,449	23,571	25,020
2014	132	6,958	7,090
Total time deposits	$78,242	$221,579	$299,821

Interest expense on time deposits totaled  $5.9 million,  $8.0 million and  $8.8 million in the years ended December 31, 2010, 2009 and 2008, respectively.

Note G - Borrowings	12 Months Ended
Dec. 31, 2010
Debt Disclosure [Text Block]
NOTE G – BORROWINGS

Borrowings outstanding at December 31, 2010 and 2009 consist of the following:

			2010		2009
				Weighted		Weighted
		Interest		Average		Average
	Maturity	Rate	Balance	Interest Rate	Balance	Interest Rate
Short-term borrowings:
Repurchase agreements	various	0.15%	$874		$1,989
Federal Home Loan Bank	01/05/10	0.25%	-		5,000
Total short-term borrowings			874	0.15%	6,989	0.33%

Long-term borrowings:
Federal Home Loan Bank	02/28/13	2.5750%	5,000		5,000
Federal Home Loan Bank	02/28/13	2.9600%	5,000		5,000
Federal Home Loan Bank	05/22/13	3.2625%	5,000		5,000
Federal Home Loan Bank	08/29/13	2.3425%	5,000		5,000
Total Federal Home Loan Bank			20,000	2.79%	20,000	2.79%
Subordinated debt	06/30/19	11.0%	6,895	11.00%	6,895	11.00%
Total long-term borrowings			26,895	4.89%	26,895	4.89%
Total borrowings			$27,769		$33,884

At December 31, 2010, the Company had an additional  $23.8 million of credit available from the FHLB,  $35.7 million from the Federal Reserve Discount Window, and  $70.0 million from correspondent banks.

FHLB borrowing agreements provide for lines of credit up to 20% of the Bank’s assets. The FHLB borrowings are collateralized by a blanket pledge arrangement on all residential first mortgage loans, home equity lines of credit and loans secured by multi-family real estate that the Bank owns. At December 31, 2010, the carrying value of loans pledged as collateral totaled  $43.8 million.

During 2009, the Bank raised  $6.9 million in capital through a Subordinated Notes (the “Notes”) offering. The Notes were offered at 11% with a due date of June 30, 2019. Interest is being paid quarterly in arrears and began on September 30, 2009. The Company may redeem some or all of the Notes at any time, beginning on June 30, 2014, at a price equal to 100% of the principal amount of the Notes redeemed plus accrued but unpaid interest to the redemption date. The Notes were issued under a Notes Agency Agreement between the Bank and First Citizens Bank & Trust Company.

Note H - Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Tax Disclosure [Text Block]
Note 6 – Income Taxes

Income taxes are provided based on the asset-liability method of accounting, which includes the recognition of deferred tax assets and liabilities for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. In general, the Company records deferred tax assets when the event giving rise to the tax benefit has been recognized in the consolidated financial statements.

A valuation allowance is recognized to reduce any deferred tax assets for which, based upon available information, it is more likely than not that all or any portion will not be realized. Assessing the need for, and amount of, a valuation allowance for deferred tax assets requires significant judgment and evaluation. In most cases, the realization of deferred tax assets is dependent upon the Company generating a sufficient level of taxable income in future periods, which can be difficult to predict. Management has prepared a forecast which includes judgmental and quantitative elements that may be subject to significant change. If the Company’s forecast of taxable income within the carryforward periods available under applicable law is not sufficient to cover the amount of net deferred assets, such assets may be impaired. Based on its forecast and other judgmental elements, management determined no valuation allowances were needed at either June 30, 2011 or December 31, 2010.

In evaluating whether the Company will realize the full benefit of its net deferred tax asset, it considered projected earnings, asset quality, liquidity, capital position, which will enable it to deploy capital to generate taxable income, growth plans, etc. In addition, the Company also considered the previous twelve quarters of income (loss) before income taxes in determining the need for a valuation allowance, which is called the cumulative loss test. In the second quarter and for the six months ended June 30, 2011 and for the year ended 2010, the Company incurred a loss, primarily as a result of the increased provision for loan losses, which resulted in the failure of the cumulative loss test. Significant negative trends in credit quality, losses from operations, etc. could affect the realizability of the deferred tax asset in the future. After considering the above factors, both positive and negative, management believes that the Company’s deferred assets are more likely than not to be realized.

NOTE H – INCOME TAXES

The significant components of the provision for income taxes for the years ended December 31 are as follows:

	2010	2009	2008
Current tax provision:
Federal	$(1,848)	$648	$1,196
State	-	165	248
Total current tax provision	(1,848)	813	1,444
Deferred tax provision:
Federal	(2,322)	(483)	(1,108)
State	(868)	(91)	(242)
Total deferred tax provision	(3,190)	(574)	(1,350)
Provision for income tax expense before adjustment
to deferred tax asset valuation allowance	(5,038)	239	94
Decrease in valuation allowance	-	-	(1,626)
Net provision for income taxes	$(5,038)	$239	$(1,532)

Prior to 2008, the Company maintained a deferred tax valuation allowance that offset most of the Company’s net deferred assets. At December 31, 2008, the Company eliminated this valuation allowance as it was determined that it was more likely than not the deferred tax assets would be realized.

The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes for the years ended December 31 is summarized below:

	2010	2009	2008
Tax at the statutory federal rate	$(4,385)	$278	$5
Increase (decrease) resulting from:
State income taxes, net of federal tax effect	(573)	49	4
Tax exempt income	(204)	(165)	(31)
Change to deferred tax asset valuation allowance			(1,626)
Other permanent differences	124	77	116
Provision for income taxes	$(5,038)	$239	$(1,532)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred taxes at December 31 are as follows:

	2010	2009
Deferred tax assets relating to:
Allowance for loan losses	$4,513	$2,546
Stock option expense	869	635
Pre-opening costs and expenses	398	435
Property and equipment	105	9
Unrealized gain on interest rate swap	-	131
Net unrealized security losses	765	-
Net operating loss carryforwards	1,053	-
Other	157	67
Total deferred tax assets	7,860	3,823
Deferred tax liabilities relating to:
Net unrealized security gains	(177)	(765)
Deferred loan costs	(101)	(94)
Prepaid expenses	(119)	(48)
Other	(26)	(20)
Total deferred tax liabilities	(423)	(927)
Net recorded deferred tax asset	$7,437	$2,896

The increase in the net deferred tax asset to  $7.4 million at December 31, 2010 from  $2.9 million at December 31, 2009 is primarily a result of the 2010 provision for loan losses and net operating loss carryforwards. In evaluating whether the Company will realize the full benefit of the net deferred tax asset, management considered projected earnings, asset quality, liquidity, capital position, which will enable us to deploy capital to generate taxable income, growth plans, etc. In addition, management also considered the previous twelve quarters of income (loss) before income taxes in determining the need for a valuation allowance, referred to as the cumulative loss test. In 2010, we incurred a loss, primarily as a result of the provision for loan losses, which resulted in the failure of the cumulative loss test. Significant negative trends in credit quality, losses from operations, etc. could impact the realizability of the deferred tax asset in the future. After considering the above factors, both positive and negative, management believes that our deferred assets are more likely than not to be realized.

It is the Company’s policy to recognize interest and penalties associated with uncertain tax positions as components of income taxes. There were no interest or penalties accrued during 2010, 2009 and 2008. The Company’s federal and state income tax returns are subject to examination for the years 2007, 2008 and 2009.

The Company’s federal and state net operating loss carryforwards expire on December 31, 2030.

Note I - Regulatory Matters	12 Months Ended
Dec. 31, 2010
Regulatory Capital Requirements under Banking Regulations [Text Block]
NOTE I – REGULATORY MATTERS

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios, as prescribed by regulations, of total and Tier I capital to risk-weighted assets and of Tier I capital to average assets. Management believes, as of December 31, 2010 and 2009, the Bank meets all capital adequacy requirements to which it is subject, as set forth below:

	Actual		Minimum for Adequacy Purposes		Minimum To Be Well Capitalized Under Prompt Corrective Actions Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2010
Total capital (to risk-weighted assets)	$185,768	43.06%	$34,035	8.00%	$42,543	10.00%
Tier 1 capital (to risk-weighted assets)	173,395	40.20%	17,017	4.00%	25,525	6.00%
Tier 1 capital (to average assets)	173,395	27.39%	22,227	4.00%	27,784	5.00%

2009
Total capital (to risk-weighted assets)	$57,061	13.55%	$33,684	8.00%	$42,105	10.00%
Tier 1 capital (to risk-weighted assets)	44,877	10.66%	16,842	4.00%	25,263	6.00%
Tier 1 capital (to average assets)	44,877	9.40%	19,097	4.00%	23,871	5.00%

The Bank has committed to the FDIC to maintain a Tier 1 leverage ratio, calculated as Tier 1 capital to average assets, of at least 10.00% for the three years following the Public Offering.

Federal regulations require institutions to set aside specified amounts of cash as reserves against transaction and time deposits. The daily average gross reserve requirement at December 31, 2010 and 2009 was  $720 thousand and  $308 thousand, respectively.

The payment of dividends and repurchase of stock by the Company are subject to certain requirements and limitations of North Carolina corporate law. In addition, as a bank holding company, the Company must obtain Federal Reserve Board approval prior to repurchasing its Common Stock in excess of 10% of its consolidated net worth during any twelve-month period unless the Company (i) both before and after the repurchase satisfies capital requirements for "well capitalized" bank holding companies; (ii) is well managed; and (iii) is not the subject of any unresolved supervisory issues.

The Company is a legal entity separate and apart from the Bank. The primary source of funds for distributions paid by the Company is dividends from the Bank, and the Bank is subject to laws and regulations that limit the amount of dividends it can pay. North Carolina law provides that, subject to certain capital requirements, the Bank generally may declare a dividend out of undivided profits as the board of directors deems expedient.

In addition to the foregoing, the ability of either the Company or the Bank to pay dividends may be affected by the various minimum capital requirements and the capital and non-capital standards established under under federal laws and regulations, as described above. Furthermore, if in the opinion of a federal regulatory agency, a bank under its jurisdiction is engaged in or is about to engage in an unsafe or unsound practice (which, depending on the financial condition of the bank, could include the payment of dividends), such agency may require, after notice and hearing, that such bank cease and desist from such practice. The right of the Company, its shareholders and its creditors to participate in any distribution of assets or earnings of the Bank is further subject to the prior claims of creditors against the Bank.

Effective with the first quarter of 2009, FDIC deposit insurance rates were significantly increased. In addition, during 2009 a special 5 basis point FDIC deposit insurance premium was assessed. As a result, total deposit insurance costs increased from  $135 thousand in 2008 to  $900 thousand in 2009 and  $648 thousand in 2010. In addition, in December of 2009 insured depository institutions were required to make an advance payment of estimated FDIC deposit insurance premiums for the years 2010 through 2012. The Bank was required to make an advance payment totaling  $2.1 million which is included in other assets at December 31, 2009. The remaining advance payment at December 31, 2010 of  $1.5 million will be expensed based upon regular quarterly assessments.

Note J - Leases	12 Months Ended
Dec. 31, 2010
Leases of Lessee Disclosure [Text Block]
NOTE J – LEASES

The Company has noncancelable operating leases for its headquarters and a branch location in Charlotte, North Carolina that expire on October 31, 2016 and a branch location in Wilmington, North Carolina that expires on April 30, 2012. The leases contain renewal options at substantially the same basis as current rental terms. In addition, a noncancelable operating lease for additional Charlotte office space and a noncancelable lease for a branch location in Charleston, South Carolina were executed in the first quarter of 2011. The Charlotte leases are with an entity with respect to which one of the Company’s former directors is President. Minimum future rentals under these leases for the years 2011 through 2015 and thereafter, are as follows:

2011	$496
2012	664
2013	664
2014	685
2015	707
Thereafter	498
Total	$3,714

Rent expense for the years ended December 31, 2010, 2009 and 2008 was  $376 thousand,  $324 thousand and  $313 thousand, respectively.

Note K - Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2010
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
NOTE K – OFF-BALANCE SHEET RISK

In the normal course of business, the Company is party to financial instruments with off-balance sheet risk necessary to meet the financing needs of clients. These financial instruments include commitments to extend credit, undisbursed lines of credit and letters of credit. The instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the Consolidated Balance Sheets. The contract amounts of these instruments express the extent of involvement the Company has in these financial instruments.

Commitments to extend credit and undisbursed lines of credit are agreements to lend to a client as long as there is no violation of conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a client to a third party. Commercial letters of credit are issued specifically to facilitate commerce and typically result in the commitment being drawn on when the underlying transaction is consummated between the customer and a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to clients. The fair value of these commitments is immaterial at December 31, 2010 and 2009.

Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each client’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company, upon extension of credit is based on management’s credit evaluation of the borrower. Collateral obtained varies but may include real estate, stocks, bonds, and certificates of deposit. In management’s opinion, these commitments represent no more than normal lending risk to the Company and will be funded from normal sources of liquidity.

A summary of the contract amount of the Company’s exposure to off-balance sheet risk as of December 31, 2010 is as follows:

Contractual
Amount
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit	$3,842
Undisbursed lines of credit	$69,568
Standby letters of credit	$2,209
Commercial letters of credit	$710

Note L - Derivative Financial Instruments and Hedging Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Text Block]
Note 9 - Derivative Financial Instruments and Hedging Activities

During May 2008, the Company entered into an interest rate swap agreement with a notional amount of  $40.0 million that matured on May 16, 2011. The derivative instrument was used to protect certain designated variable rate loans from the downward effects of their repricing in the event of a decreasing rate environment. It had been accounted for as a cash flow hedge and the Company recognized no additional gain as a result of this maturity. The fair market value of this swap at December 31, 2010 was  $0.5 million. Changes in fair value of the swap that are deemed effective are recorded in other comprehensive income net of tax. Changes in fair value for the ineffective portion of the swap are recorded in interest income; such amounts were insignificant for each of the three and six months ended June 30, 2011 and 2010. The Company recorded interest income on the swap of  $0.1 million and  $0.4 million in each of the three and six months ended June 30, 2011, and  $0.3 million and  $0.6 million in each of the three and six months ended June 30, 2010.

At June 30, 2011, the Company had seven loan swaps, including one forward-starting swap. The fair value mark on that swap will be offset when the associated loan closes and is marked to fair value in the fourth quarter of 2011. The total original notional amount of these loan swaps was  $17.4 million. These derivative instruments are used to protect the Company from interest rate risk caused by changes in the LIBOR curve in relation to certain designated fixed rate loans and are accounted for as fair value hedges. The derivative instruments are used to convert these fixed rate loans to an effective floating rate. If the LIBOR rate is below the stated fixed rate of the loan for a given period, the Company will owe the floating rate payer the notional amount times the difference between LIBOR and the stated fixed rate. If LIBOR is above the stated rate for any given period during the term of the contract, the Company will receive payments based on the notional amount times the difference between LIBOR and the stated fixed rate. These derivative instruments are carried at a fair market value of  $(0.6) and  $(0.5) million and are included in loans at June 30, 2011 and December 31, 2010, respectively. The loans being hedged are also recorded at fair value. The Company recorded interest expense on these loan swaps of  $0.2 million and  $0.3 million in each of the three and six months ended June 30, 2011, and  $0.1 million and  $0.2 million in each of the three and six months ended June 30, 2010.

See table below for information on the individual loan swaps at June 30, 2011:

Individual Loan Swap Information

					Floating
Original	Current				Rate
Notional	Notional	Termination	Fixed	Floating	Payer
Amount	Amount	Date	Rate	Rate	Spread
$2,670	$2,427	04/10/13	5.85%	USD-LIBOR-BBA	2.38%
1,800	434	04/09/13	5.80%	USD-LIBOR-BBA	2.33%
1,100	1,001	03/10/13	6.04%	USD-LIBOR-BBA	2.27%
3,775	3,532	02/15/13	5.90%	USD-LIBOR-BBA	2.20%
1,870	1,585	02/15/13	5.85%	USD-LIBOR-BBA	2.25%
2,555	2,555	10/10/15	5.50%	USD-LIBOR-BBA	2.88%
3,595	3,574	04/27/17	5.25%	USD-LIBOR-BBA	2.73%
$17,365	$15,108

NOTE L – DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

The Company entered into an interest rate swap agreement during June 2007 with a notional amount of  $40.0 million. The derivative instrument was used to protect certain designated variable rate loans from the downward effects of their repricing in the event of a decreasing rate environment for a period of three years ending June 2010. This swap was terminated on January 29, 2008. The gain on the terminated swap was  $2.0 million. The amount of this gain was recognized in interest income over the remaining term of the swap, as if it had not been terminated, with the final amount recognized in income during June 2010. The Company recorded income on the terminated swap of  $353 thousand,  $852 thousand and  $796 thousand for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company entered into an interest rate swap agreement during May 2008 with a notional amount of  $40.0 million. The derivative instrument is used to protect certain designated variable rate loans from the downward effects of their repricing in the event of a decreasing rate environment for a period of three years ending May 16, 2011. If the USD-Prime-H.15 rate (“Prime Rate”) remains below 6.22%, the Company receives the difference between 6.22% and the daily weighted-average Prime Rate for each period. If the Prime Rate increases above 6.22% during the term of the contract, the Company will pay the difference between 6.22% and the daily weighted-average Prime Rate for each period. The fair market value of this swap, which is included in other assets, was  $459 thousand and  $1.1 million at December 31, 2010 and 2009, respectively. Changes in fair value of the hedge that are deemed effective are recorded in other comprehensive income net of tax while the ineffective portion of the hedge is recorded in interest income. The Company recorded interest income on the swap of  $1.2 million,  $1.2 million and  $379 thousand for the years ended December 31, 2010, 2009 and 2008, respectively.

During the year ended December 31, 2008, the Company entered into five loan swaps. The total original notional amount of these loan swaps was  $11.2 million. These derivative instruments are used to protect the Company from interest rate risk caused by changes in the LIBOR curve in relation to certain designated fixed rate loans. The derivative instruments are used to convert these fixed rate loans to an effective floating rate. If the LIBOR rate is below the stated fixed rate of the loan for a given period, the Company will owe the floating rate payer the notional amount times the difference between LIBOR and the stated fixed rate. If LIBOR is above the stated rate for any given period during the term of the contract, the Company will receive payments based on the notional amount times the difference between LIBOR and the stated fixed rate. The loan swaps have a notional amount of  $9.1 million, representing the amount of fixed-rate loans outstanding at December 31, 2010, and are included in loans at a fair market value of  $(569) thousand and  $(497) thousand at December 31, 2010 and 2009, respectively. Changes in fair value of the hedged loans have been completely offset by the fair value changes in the derivatives. The Company recorded interest expense on these loan swaps of  $342 thousand,  $354 thousand and  $85 thousand as an adjustment to loan yield for the years ended December 31, 2010, 2009 and 2008, respectively. Information on the individual loan swaps at December 31, 2010 is as follows:

					Floating
Original	Current				Rate
Notional	Notional	Termination	Fixed	Floating	Payer
Amount	Amount	Date	Rate	Rate	Spread
$2,670	$2,469	04/10/13	5.85%	USD-LIBOR-BBA	0.238%
1,800	441	04/09/13	5.80%	USD-LIBOR-BBA	0.233%
1,100	1,019	05/11/13	6.04%	USD-LIBOR-BBA	0.227%
3,775	3,572	02/15/13	5.90%	USD-LIBOR-BBA	0.220%
1,870	1,631	02/15/13	5.85%	USD-LIBOR-BBA	0.225%
$11,215	$9,132

Note M - Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fair Value Disclosures [Text Block]
Note 10 - Fair Value Measurements

The Company is required to disclose the estimated fair value of financial instruments, both assets and liabilities on and off the balance sheet, for which it is practicable to estimate fair value. These fair value estimates are made at each balance sheet date, based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price at which an asset could be sold or the price for which a liability could be settled in an orderly transaction between market participants at the measurement date. However, given there is no active market or observable market transactions for many of the Company’s financial instruments, the Company has made estimates of many of these fair values which are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values. The methodologies used for estimating the fair value of financial assets and financial liabilities are discussed below:

Cash and Cash Equivalents

The carrying amounts of cash and short-term instruments including due from banks and federal funds sold approximate their fair value.

Investment Securities

Fair value for investment securities is based on the quoted market price if such information is available. If a quoted market price is not available, fair values are based on quoted market prices of comparable instruments.

Loan Held for Sale

The fair value of loans held for sale is determined, when possible, using quoted secondary market prices. If no such quoted prices exist, the fair value of the loan is determined using quoted prices for a similar loan or loans, adjusted for the specific attributes of the loan.

FHLB Stock

The Bank, as a member of the FHLB, is required to maintain an investment in FHLB capital stock and the carrying amount is estimated to be fair value.

Loans, net of allowance

For certain homogenous categories of loans, such as residential mortgages, fair value is estimated using the quoted market prices for securities backed by similar loans, adjusted for differences in loan characteristics. The fair value of other types of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. Further adjustments are made to reflect current market conditions. There is no discount for liquidity included in the expected cash flow assumptions.

Accrued Interest Receivable

The carrying amount is a reasonable estimate of fair value.

Deposits

The fair value of deposits that have no stated maturities, including demand deposits, savings, money market and NOW accounts, is the amount payable on demand at the reporting date. The fair value of deposits that have stated maturity dates, primarily time deposits, is estimated by discounting expected cash flows using the rates currently offered for instruments of similar remaining maturities.

Borrowings

The fair values of short-term and long-term borrowings are based on discounting expected cash flows at the interest rate for debt with the same or similar remaining maturities and collateral requirements.

Accrued Interest Payable

The carrying amount is a reasonable estimate of fair value.

Derivative Instruments

Derivative instruments, including interest rate swaps and swap fair value hedges, are recorded at fair value on a recurring basis. Fair value measurement is based on discounted cash flow models. All future floating cash flows are projected and both floating and fixed cash flows are discounted to the valuation date.

Financial Instruments with Off-Balance Sheet Risk

With regard to financial instruments with off-balance sheet risk discussed in Note K of the 2010 Audited Financial Statements, it is not practicable to estimate the fair value of future financing commitments.

The carrying amounts and estimated fair values of the Company’s financial instruments, none of which are held for trading purposes, at June 30, 2011 and December 31, 2010 are as follows:

Financial Instruments Carrying Amounts and Estimated Fair Values

	June 30, 2011		December 31, 2010
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$66,980	$66,980	$65,378	$65,378
Investment securities	146,734	146,734	140,590	140,590
Loans held for sale	1,600	1,600	-	-
Loans, net of allowance	369,088	364,747	387,405	382,854
FHLB stock	1,882	1,882	1,757	1,757
Interest rate swap	-	-	459	459
Accrued interest receivable	1,462	1,462	1,640	1,640

Financial liabilities:
Deposits with no stated maturity	$153,030	$153,030	$107,999	$107,999
Deposits with stated maturities	250,876	251,671	299,821	300,393
Swap fair value hedge	601	601	569	569
Borrowings	28,556	27,778	27,769	26,913
Accrued interest payable	201	201	290	290

The Company utilizes fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Securities available-for-sale are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record other assets at fair value on a nonrecurring basis. These nonrecurring fair value adjustments typically involve application of lower of cost or market accounting or write-downs of individual assets.

The Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1	Valuation is based upon quoted prices for identical instruments traded in active markets.

Level 2
Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3
Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques may include the use of option pricing models, discounted cash flow models and similar techniques.

Following is a description of valuation methodologies used for assets and liabilities recorded at fair value:

Investment Securities Available-for-Sale

Investment securities available-for-sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange, U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets and money market funds. Level 2 securities include mortgage-backed securities issued by government-sponsored entities, municipal bonds and corporate debt securities that are valued using quoted prices for similar instruments in active markets. Securities classified as Level 3 include a corporate debt security in a less liquid market whose value is determined by reference to the going rate of a similar debt security if it were to enter the market at period end. The derived market value requires significant management judgment and is further substantiated by discounted cash flow methodologies.

Derivative Instruments

Derivative instruments held or issued by the Company for risk management purposes are traded in over-the-counter markets where quoted market prices are not readily available. For those derivatives, the Company uses a third party to measure the fair value. The Company classifies derivatives instruments held or issued for risk management purposes as Level 2. As of June 30, 2011 and December 31, 2010, the Company’s derivative instruments consist of interest rate swaps and swap fair value hedges.

Loans

Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures it for the estimated impairment. The fair value of impaired loans is estimated using one of several methods, including collateral value, a loan’s observable market price and discounted cash flows. Those impaired loans not requiring a specific allowance represent loans for which the fair value exceeds the recorded investments in such loans. Impaired loans where a specific allowance is established based on the fair value of collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the impaired loan as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price for the collateral, the Company records the impaired loan as nonrecurring Level 3.

At June 30, 2011 and December 31, 2010, substantially all of the total impaired loans were evaluated based on the fair value of the collateral. The Company recorded the six loans involved in fair value hedges at fair market value on a recurring basis. The Company does not record other loans at fair value on a recurring basis.

Other real estate owned

Other real estate owned (“OREO”) is adjusted to fair value upon transfer of the loans to OREO. Subsequently, OREO is carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the foreclosed asset as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is not an observable market price for the collateral, the Company records the OREO as nonrecurring Level 3.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

The table below presents, by level, the recorded amount of assets and liabilities at June 30, 2011 and December 31, 2010 measured at fair value on a recurring basis:

Fair Value on a Recurring Basis

	Quoted Prices in	Significant
	Active Markets for	Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs	Assets/Liabilities
Description	(Level 1)	(Level 2)	(Level 3)	at Fair Value

June 30, 2011
U.S. Government agencies	$-	$15,574	$-	$15,574
Residential mortgage-backed securities	-	60,479	-	60,479
Collateralized agency mortgage obligations	-	54,239	-	54,239
Municipal securities	-	16,042	-	16,042
Debt Securities	-	-	400	400
Loans held for sale	-	1,600	-	1,600
Fair value loans	-	15,709	-	15,709
Swap fair value hedge	-	(601)	-	(601)

December 31, 2010
U.S. Government agencies	$-	$13,160	$-	$13,160
Residential mortgage-backed securities	-	52,399	-	52,399
Collateralized agency mortgage obligations	-	58,719	-	58,719
Municipal securities	-	13,808	-	13,808
Debt Securities	-	-	350	350
Corporate and other Securities	-	2,154	-	2,154
Interest rate swap	-	459	-	459
Fair value loans	-	9,702	-	9,702
Swap fair value hedge	-	(569)		(569)

There were no transfers between valuation levels during the three or six months ended June 30, 2011 or June 30, 2010.

The following are reconciliations of the beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the six months ended June 30, 2011 and June 30, 2010.

Level 3 Assets Reconciliation

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Debt Securities:
Balance, beginning of period	$353	$400	$350	$400
Decrease in unrealized loss	47	8	50	8
		-		-
Balance, end of period	$400	$408	$400	$408

Assets Recorded at Fair Value on a Nonrecurring Basis

Assets measured at fair value on a nonrecurring basis at June 30, 2011 and December 31, 2010 are included in the table below by level:

Fair Value on a Nonrecurring Basis

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable	Assets/
	Assets	Inputs	Inputs	(Liabilities)
Description	(Level 1)	(Level 2)	(Level 3)	at Fair Value

June 30, 2011
OREO	$-	$3,470	$-	$3,470
Impaired loans:
Commercial and industrial	-	-	221	221
CRE - investor income producing	-	-	343	343
Acquisition, construction and
development	-	-	4,642	4,642
Residential mortgage	-	-	395	395
Home equity lines of credit	-	-	430	430

December 31, 2010
OREO	$-	$1,246	$-	$1,246
Impaired loans:
Commercial and industrial	-	-	157	157
CRE - owner-occupied	-	-	581	581
CRE - investor income producing	-	-	842	842
Acquisition, construction and
development	-	-	11,419	11,419
Home equity lines of credit	-	-	885	885

The carrying value of OREO is periodically reviewed and written down to fair value and any loss is included in earnings. During the six months ended June 30, 2011, OREO with a carrying value of  $1.0 million was written down by  $0.3 million to  $0.7 million. There were no write downs of OREO during the six months ended June 30, 2010.

There were no transfers between valuation levels for any accounts for the three and six months ended June 30, 2011 and June 30, 2010. If different valuation techniques are deemed necessary, the Company would consider those transfers to occur at the end of the period that the accounts are valued.

NOTE M – FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments include cash and due from banks, interest-earning balances at banks, federal funds sold, investments, loans, accrued interest, borrowings, deposit accounts and interest rate swaps. Fair value estimates are made at a specific moment in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no active market readily exists for a portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Cash and Cash Equivalents – Cash and cash equivalents, which are comprised of cash and due from banks, interest-earning balances at banks and federal funds sold, approximate their fair value.

Investment Securities - Fair value for investment securities is based on the quoted market price if such information is available. If a quoted market price is not available, fair values are based on quoted market prices of comparable instruments.

Federal Home Loan Bank Stock - The Bank, as a member of the FHLB, is required to maintain an investment in FHLB capital stock and the carrying amount is estimated to be fair value.

Interest Rate Swap - Derivative instruments, including interest rate and loan swaps, are recorded at fair value on a recurring basis. Fair value measurement is based on discounted cash flow models. All future floating cash flows are projected and both floating and fixed cash flows are discounted to the valuation date.

Loans, net of allowance - For certain homogenous categories of loans, such as residential mortgages, fair value is estimated using the quoted market prices for securities backed by similar loans, adjusted for differences in loan characteristics. The fair value of other types of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. Further adjustments are made to reflect current market conditions. There is no discount for liquidity included in the expected cash flow assumptions.

Accrued Interest Receivable - The carrying amount is a reasonable estimate of fair value.

Deposits - The fair value of deposits with no stated maturities, including demand deposits, savings, money market and NOW accounts, is the amount payable on demand at the reporting date. The fair value of deposits that have stated maturities, primarily time deposits, is estimated by discounting expected cash flows using the rates currently offered for instruments of similar remaining maturities.

Borrowings - The fair values of short-term and long-term borrowings are based on discounting expected cash flows at the interest rate for debt with the same or similar remaining maturities and collateral requirements.

Accrued Interest Payable - The carrying amount is a reasonable estimate of fair value.

Financial Instruments with Off-Balance Sheet Risk - With regard to financial instruments with off-balance sheet risk discussed in Note K – Off-Balance Sheet Risk, it is not practicable to estimate the fair value of future financing commitments.

The carrying amounts and estimated fair values of the Company’s financial instruments, none of which are held for trading purposes, are as follows at December 31:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$65,378	$65,378	$23,237	$23,237
Investment securities	140,590	140,590	42,567	42,567
FHLB stock	1,757	1,757	1,896	1,896
Loans, net of allowance	387,405	382,854	390,162	385,041
Interest rate swap	459	459	1,149	1,149
Accrued interest receivable	1,640	1,640	1,614	1,614

Financial liabilities:
Deposits with no stated maturity	$107,999	$107,999	$76,393	$76,393
Deposits with stated maturities	299,821	300,393	316,240	316,112
Swap fair value hedge	569	569	496	496
Borrowings	27,769	26,913	33,884	33,263
Accrued interest payable	290	290	436	436

The Company utilizes fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures. Securities available-for-sale are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as impaired loans. These nonrecurring fair value adjustments typically involve application of lower of cost or market accounting or write-downs of individual assets.

The Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair values. These levels are:

Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.

Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 – Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques included use of option pricing models, discounted cash flow models and similar techniques.

Following is a description of valuation methodologies used for assets and liabilities recorded at fair value.

Investment Securities Available-for-Sale - Investment securities available-for-sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange, U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets and money market funds. Level 2 securities include mortgage-backed securities issued by government-sponsored entities, municipal bonds and corporate debt securities that are valued using quoted prices for similar instruments in active markets. Securities classified as Level 3 include a corporate debt security in a less liquid market whose value is determined by reference to the going rate of a similar debt security if it were to enter the market at period end. The derived market value requires significant management judgment and is further substantiated by discounted cash flow methodologies.

Derivative Instruments - Derivative instruments held or issued by the Company for risk management purposes are traded in over-the-counter markets where quoted market prices are not readily available. For those derivatives, the Company uses a third party to measure the fair value. The Company classifies derivatives instruments held or issued for risk management purposes as Level 2. The Company’s derivative instruments consist of interest rate and loan swaps.

Loans - Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures it for the estimated impairment. The fair value of impaired loans is estimated using one of several methods, including collateral value, a loan’s observable market price or discounted cash flows. Those impaired loans not requiring a specific allowance represent loans for which the fair value exceeds the recorded investments in such loans. Impaired loans where a specific allowance is established based on the fair value of collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the impaired loan as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price for the collateral, the Company records the impaired loan as nonrecurring Level 3.

At December 31, 2010 and December 31, 2009, substantially all of the total impaired loans were evaluated based on the fair value of the collateral. The Company recorded the five loans involved in loan swaps at fair market value on a recurring basis. The Company does not record other loans at fair value on a recurring basis.

Other Real Estate Owned - Other real estate owned (“OREO”) is adjusted to fair value upon transfer of the loans to OREO. Subsequently, OREO is carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the foreclosed asset as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is not an observable market price for the collateral, the Company records the OREO as nonrecurring Level 3.

The following tables set forth by level, within the fair value hierarchy, the Company’s assets at fair value at December 31, 2010 and 2009:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets/ Liabilities at Fair Value
2010 recurring
U.S. Government agencies	$-	$13,160	$-	$13,160
Residential mortgage-backed securities	-	52,399	-	52,399
Collateralized agency mortgage obligations	-	58,719	-	58,719
Municipal securities	-	13,808	-	13,808
Debt securities	-	-	350	350
Corporate and other securities	-	2,154	-	2,154
Interest rate swap	-	459	-	459
Fair value loans	-	9,702	-	9,702
Swap fair value hedge	-	(569)	-	(569)

2009 recurring
U.S. Government agencies	$-	$5,759	$-	$5,759
Residential mortgage-backed securities	-	16,773	-	16,773
Collateralized agency mortgage obligations	-	3,221	-	3,221
Municipal securities	-	13,884	-	13,884
Debt securities	-	-	400	400
Corporate and other securities	-	2,530	-	2,530
Interest rate swap	-	1,149	-	1,149
Fair value loans	-	11,180	-	11,180
Swap fair value hedge	-	(496)	-	(496)

2010 nonrecurring
Other real estate owned	$-	$1,246	$-	$1,246
Impaired loans	-	-	37,724	37,724

2009 nonrecurring
Other real estate owned	$-	$1,550	$-	$1,550
Impaired loans	-	-	5,328	5,328

There were no transfers between valuation levels for any accounts. If different valuation techniques are deemed necessary, we would consider those transfers to occur at the end of the period that the accounts are valued.

The following are reconciliations of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2010 and 2009.

Debt
Securities
2010
Balance, beginning of year	$400
Unrealized losses	(50)
Balance, end of year	$350

2009
Balance, beginning of year	$1,000
Unrealized losses	(100)
Impairment write-down	(500)
Balance, end of year	$400

Note N - Employee and Director Benefit Plans	12 Months Ended
Dec. 31, 2010
Compensation and Employee Benefit Plans [Text Block]
NOTE N – EMPLOYEE AND DIRECTOR BENEFIT PLANS

Employment Contracts - The Company has entered into employment agreements with each of its executive officers to ensure a stable and competent management base. The agreements provide for terms of three years, but the agreements may be extended. The agreements provide for benefits as spelled out in the contracts and cannot be terminated by the Board of Directors, except for cause, without prejudicing the officers’ rights to receive certain vested rights, including compensation. In the event of a change in control of the Company and in certain other events, as defined in the agreements, the Company or any successor to the Company will be bound to the terms of the contracts.

Retirement Savings Plan - The Company has a profit sharing and 401(k) plan for the benefit of substantially all employees subject to certain minimum age and service requirements. Under this plan, the Company matches 100% of employee contributions to a maximum of 3% of annual compensation and 50% of employee contributions greater than 3% to a maximum of 6% of annual compensation, up to an annual compensation generally equal to the Internal Revenue Services’ compensation threshold in effect from time to time. The Company’s contribution expense under this plan was  $149 thousand,  $145 thousand and  $151 thousand for the years ended December 31, 2010, 2009 and 2008, respectively.

Stock Option Plans - The Company maintains stock option plans for directors and employees. During 2010, the Board of Directors of the Bank adopted and stockholders approved, the Park Sterling Bank 2010 Stock Option Plan for Directors and the Park Sterling Bank 2010 Employee Stock Option Plan (the “2010 Plans”). The 2010 Plans are substantially similar to the 2006 option plans for directors and employees which provided for an aggregate of 990,000 of common shares reserved for options. The 2010 Plans provide for an aggregate of 1,859,550 of common shares reserved for options.

The exercise price of each option under these plans is not less than the market price of the Company’s common stock on the date of the grant. The exercise price of all options outstanding at December 31, 2010 under these plans ranges from  $6.50 to  $15.45 and the average exercise price was  $7.83. The Company funds the option shares from authorized but unissued shares. The Company does not typically purchase shares to fulfill the obligations of the stock benefit plans. Options granted become exercisable in accordance with the plans’ vesting schedules which are generally three years. In connection with the retirement of certain directors following the Bank’s Public Offering, vesting of their director options previously awarded in December 2007 was accelerated from December 2010 to August 2010 at their original exercise price of  $13.23 per share.  All unexercised options expire ten years after the date of the grant.

A summary of option activity under the stock option plans is as follows:

		Outstanding Options
	Options Available for Future Grants	Number Outstanding	Weighted Average Exercise Price	Weighted Average Contractual Term (Years)	Intrinsic Value

At December 31, 2007	203,914	786,086	$10.37	9.25	$-
Granted	(8,250)	8,250	13.86	-	-
Exercised	-	-	-	-	-
Expired and forfeited	-	-	-	-	-

At December 31, 2008	195,664	794,336	10.41	8.26	-
Granted	-	-	-	-	-
Exercised	-	-	-	-	-
Expired and forfeited	5,684	(5,684)	12.43	4.33	-

At December 31, 2009	201,348	788,652	10.39	7.26	-
Approved for issuance	1,859,550	-	-	-	-
Granted	(1,534,980)	1,534,980	6.51	-	-
Exercised	-	-	-	-	-
Expired and forfeited	-	-	-	-	-

At December 31, 2010	525,918	2,323,632	$7.83	8.50	$-

Exercisable at December 31, 2010		785,902	$10.38	6.25	$-

A summary of non-vested stock option activity is as follows:

	Non-vested Options	Weighted Average Grant Date Fair Value

At December 31, 2007	382,007	$4.48
Granted	8,250	4.69
Vested	(164,952)	3.50
Stock dividend	38,194	-
Forfeited	-	-

At December 31, 2008	263,499	4.16
Granted	-	-
Vested	(167,704)	3.50
Forfeited	(4,584)	4.33

At December 31, 2009	91,211	4.51
Granted	1,534,980	2.62
Vested	(88,461)	4.50
Forfeited	-	-

At December 31, 2010	1,537,730	$2.63

The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model. The fair value of options granted in 2010 and 2008 was  $2.62 and  $4.96, respectively. No options were granted in 2009. Assumptions used for grants in 2010 were: risk free interest rate of 2.77%, dividend yield of 0%, volatility of 33%, and average lives of 7 years. Assumptions used for grants in 2008 were: risk free interest rate of 3.53%, dividend yield of 0%, volatility of 22%, and average lives of 7 years.

The fair value of options vested was  $398 thousand,  $665 thousand and  $652 thousand for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company recognized compensation expense for stock option plans of  $810 thousand,  $642 thousand and  $665 thousand for the years ended December 31, 2010, 2009 and 2008, respectively. There were no tax deductions related to this compensation expense in any of those years. At December 31, 2010, unrecognized compensation expense related to non-vested stock options of  $3.5 million is expected to be recognized over a weighted-average period of 1.65 years.

Note O - Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Text Block]
NOTE O – SUBSEQUENT EVENTS

On October 22, 2010, the Board of Directors of the Bank approved an Agreement and Plan of Reorganization and Share Exchange (the “Agreement”) whereby the Bank would become a subsidiary of Park Sterling Corporation, a company incorporated in North Carolina on October 6, 2010 for the purpose of becoming a holding company for the Bank. The Agreement provided for the statutory share exchange of all of the Bank's common stock held by stockholders for the common stock of Park Sterling Corporation, on a one-for-one basis.

The Agreement was approved by the Bank’s stockholders at a special meeting of the Bank’s stockholders held on November 23, 2010 (the “Special Stockholders’ Meeting”). The holding company reorganization was consummated on January 1, 2011. Prior to the holding company reorganization, Park Sterling Corporation conducted no operations other than obtaining regulatory approval for the holding company reorganization. As this subsequent event is considered a reorganization under common control, the consolidated financial statements, discussion of the statements and all other information presented herein for the year ending December 31, 2010 are presented for the Company as a consolidated entity.

In conjunction with the holding company reorganization, the Bank’s stockholders also approved the Park Sterling Corporation Long-Term Incentive Plan (the “Incentive Plan”) at the Special Stockholders’ Meeting, which became effective upon the effectiveness of the reorganization. The Incentive Plan provides for the issuance of various equity incentives by the Company, to certain officers, employees, directors, consultants and other service providers. No equity incentives were issued during 2010 under the Incentive Plan. On February 24, 2011, the Board approved the issuance of 554,400 restricted common stock awards to certain officers and directors as provided for under the Incentive Plan, and as contemplated in the Public Offering. The shares vest based on the attainment of designated market prices of the Company’s common stock and expire on February 24, 2021.

On March 30, 2011, the Company and Community Capital Corporation (“Community Capital”) entered into an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which Community Capital will be merged with and into the Company, with the company as the surviving entity (the “Merger”). Pursuant to the terms of the Merger Agreement, the Company will pay  $3.30 per share of Community Capital common stock, with the consideration to be in the form of approximately 40% cash and approximately 60% in shares of the Company’s common stock. The Merger Agreement has been approved by the boards of directors of both the Company and Community Capital. The Merger is subject to customary closing conditions, including regulatory approval and Community Capital shareholder approval.

Note P - Summarized Quarterly Information (Unaudited)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Information [Text Block]
NOTE P – SUMMARIZED QUARTERLY INFORMATION (UNAUDITED)

A summary of selected quarterly financial information for 2010 and 2009 follows:

	2010 (unaudited)
	4th	3rd	2nd	1st
	Quarter	Quarter	Quarter	Quarter
Total interest income	$5,793	$5,559	$5,639	$5,651
Total interest expense	1,896	1,929	1,882	1,900
Net interest income	3,897	3,630	3,757	3,751
Provision for loan losses	8,237	6,143	1,094	1,531
Net interest income (loss) after provision	(4,340)	(2,513)	2,663	2,220
Noninterest income	43	26	23	38
Noninterest expense	3,548	2,990	2,477	2,042
Income (loss) before taxes	(7,845)	(5,477)	209	216
Income tax expense (benefit)	(3,324)	(1,809)	36	59
Net income (loss)	$(4,521)	$(3,668)	$173	$157

Basic earnings (loss) per common share	$(0.16)	$(0.23)	$0.03	$0.03
Diluted earnings (loss) per common share	$(0.16)	$(0.23)	$0.03	$0.03

	2009 (unaudited)
	4th	3rd	2nd	1st
	Quarter	Quarter	Quarter	Quarter
Total interest income	$5,650	$5,568	$5,389	$5,061
Total interest expense	2,021	2,283	2,336	2,650
Net interest income	3,629	3,285	3,053	2,411
Provision for loan losses	1,418	1,150	419	285
Net interest income after provision	2,211	2,135	2,634	2,126
Noninterest income (loss)	14	26	(335)	2
Noninterest expense	2,078	2,018	2,044	1,857
Income before taxes	147	143	255	271
Income tax expense	29	27	97	86
Net income	$118	$116	$158	$185

Basic earnings per common share	$0.02	$0.02	$0.03	$0.03
Diluted earnings per common share	$0.02	$0.02	$0.03	$0.03